                     -----------------------------------
                        Sanford C. Bernstein Fund, Inc.
                     -----------------------------------
                     Semiannual Report -- March 31, 1997



                                                                Fixed-Income &

                                                        International-Equity

                                                                 Investments

This publication must be accompanied or preceded by a prospectus of the Sanford
C. Bernstein Fund, Inc., which should be read carefully before investing.

Table of Contents

         Portfolio Returns.........................2

         To Our Shareholders.......................3

         Statements of Assets and Liabilities.....12

         Statements of Operations.................14

         Statements of Changes in Net Assets......17

         Financial Highlights.....................20

         Notes to Financial Statements............28

         Directors and Officers...................inside back cover


Portfolio Overviews

         Foreign Stocks............................8

         Taxable Bonds.............................9

         Municipal Bonds..........................10

Portfolio Returns(1)

Sanford C. Bernstein Fund, Inc. March 31, 1997

                                           Past Six          Past 12       Compound Annual Rate
                                                                           ---------------------
Stock Portfolios                            Months           Months     Past Five Years    Since Inception      Inception Date
------------------------------------------------------------------------------------------------------------------------------------
International Value(2)                         8.9%           15.0%               --             12.3%                 June 22, 1992

Emerging Markets Value(2)                                                                                          December 15, 1995
   Before deduction of purchase and
   redemption fees described below             9.6              5.6               --             14.8

    After deduction of 2% purchase
    and 2% redemption fees -- both
    paid to the portfolio, not
    to Bernstein                               5.3              1.4               --             11.3

TAXABLE-BOND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration                          2.4%             5.1%             7.1%              8.5%            January 17, 1989

Short Duration Plus                            2.6              5.4              5.5                7.0           December 12, 1988

Government Short Duration                      2.4              4.6              5.2                6.6             January 3, 1989

MUNICIPAL-BOND PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Diversified Municipal                          2.2%              4.3%            5.9%                6.4%            January 9, 1989

California Municipal                           2.0               4.3             5.9                 6.3              August 6, 1990

New York Municipal                             2.1               4.2             5.9                 6.5             January 9, 1989

Short Duration Diversified Municipal           1.8               3.6              --                 4.4             October 3, 1994

Short Duration California Municipal            1.8               3.5              --                 4.4             October 3, 1994

Short Duration New York Municipal              1.7               3.4              --                 4.2             October 3, 1994
------------------------------------------------------------------------------------------------------------------------------------

1 Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
2 International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.
--------------------------------------------------------------------------------

2   Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

Diversification can be regarded as a conservative investing tactic. Yet as the results of the Bernstein Fund portfolios for the six months ended in March 1997 attest, diversification can bolster returns even as it reduces risks. That's a critical consideration for investors in the U.S. equity market, and it underscores why Bernstein established this broad-based Fund: to give our clients easier access to markets other than U.S. stocks.

Highlights:

o International Value rose 8.9% during the six months, or more than a full percentage point better than its comparative index. Stock selection and currency hedging were the key to our being able to take advantage of a recovering Europe while tempering the impact of a disappointing Japan. The latest results extend a well-established trend of outperformance (display on next page).

o Emerging Markets Value surged 9.6%.* Once-ailing Latin American stock markets recovered strongly, while once-booming Asian markets languished, reconfirming this sector's growth potential but also underlining its inherent volatility. Broad diversification helped us spread the risks.

o Bernstein's nine bond portfolios performed well across the board in an unusually challenging climate of rising and volatile interest rates. Each portfolio achieved positive returns roughly in line with market results. What's more, they accomplished this while maintaining high portfolio quality and low volatility.

-------------------------------------------------------------------------------
The latest results extend a
well-established trend of
outperformance
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Bonds: Short and Sweet
-------------------------------------------------------------------------------
Although bonds are at the comparatively calm end of the stability-volatility spectrum, the past six months of ups and downs in the bond market offered a vivid illustration of why active bond management matters. Our bond portfolios

-------------------------------------------------------------------------------
*This excludes the 2% purchase fee that new shareholders pay into the Fund to cover the trading costs incurred in investing their money into emerging markets. A 2% fee is also levied on withdrawals from the portfolio to cover the trading costs incurred in liquidating investments. These fees ensure that shareholders pay their own transaction costs when entering and exiting the Fund, and that long-term shareholders are not affected by these trades.
-------------------------------------------------------------------------------
                                                  1997 Semiannual Report     3

[Finding Value]

Since its launch in mid-1992, International Value has measured up to its challenge of providing good returns as well as solid diversification...

                                  [BAR CHART]

                              Jun 22, 1992-
                              Mar 31, 1997*   1996   1995   1994   1993
                              -------------   ----   ----   ----   ----
      Bernstein International
       Value (after fees)         12.3%       17.5%   8.1%  3.8%   34.5%
      EAFE +                      11.7        11.8   11.0   2.6    32.0

* Annualized total return
+ The EAFE GDP-weighted, half-hedged index published by Morgan Stanley Capital
  International (MSCI) is an unmanaged index of stocks representing 20 countries in Europe, Australia and the Far East. This index is widely used as a proxy for stock markets outside the United States. The International Value Fund Portfolio may have currency and country allocations that differ from this benchmark.

 ...and the key reason is a dependable Bernstein trait: picking sound value stocks wherever in the world they happen to be found

                         Sources of Outperformance ++
                           Jun 22, 1992-Mar 31, 1997

                                  [BAR CHART]

                   Stock Selection              1.7%
                   Country Selection           (0.1)
                   Currency Hedging             0.6

++ Estimated; based on before-fee return

benefited from our traditional interest-rate strategy of maintaining fixed-income portfolios at short or intermediate durations on average. Over time, intermediate bonds tend to return about as much as do far more volatile, and thus risky, long-term bonds. But in addition, we somewhat shortened portfolio duration in response to signs that the Federal Reserve Board would raise rates, as indeed proved to be the case.

For clients, the upshot of this approach was that Bernstein bond portfolios achieved quite respectable returns while also providing stability. Long-term bonds pay somewhat more interest than do intermediate or short-term bonds. However, they also are much more vulnerable to price drops when interest rates rise. As the display on the facing page points out, in the short-term and intermediate-term portfolios that Bernstein offers its clients, the interest income tends to more than compensate investors for relatively modest price declines during periods of escalating interest rates.


We complemented our defensive duration strategy by identifying bonds that have augmented return without adding undue risk. We purchased certain commercial-mortgage-backed securities, for instance, that posed less prepayment risk than other mortgage securities yet offered an extra-generous yield. Why? The bonds are complicated, and many investors had simply lumped them with other commercial-mortgage securities, ignoring their special

-------------------------------------------------------------------------------
4   Sanford C. Bernstein Fund, Inc.

characteristics. We also noticed the high initial yield of the Treasury's innovative inflation-adjusted bonds and bought these so-called TIPS (formally, Treasury Inflation-Protected Securities). They went on to outperform conventional Treasury securities of comparable maturity.

Our foreign bond holdings contributed to our results. A hedged position in German bonds added to returns as deutschemark interest rates declined, making for capital gains. But an unhedged position in Italian bonds was hurt when the lira backtracked against the dollar.

In the U.S. we were underweight in corporate bonds, regarding their slight premium over Treasuries as not warranting the additional risk they entailed. This had some negative impact on our returns. However, we believe it's a fundamentally sound stance, and we're sticking by it.

Bernstein's tilt in municipal bonds was toward geographical diversity and high-quality issues (AA+ or better on average), including many that were either insured or prerefunded. We judged the extra yield available on lower-rated munis too modest to justify assuming the additional risk. Just the same, Bernstein's muni portfolios did not suffer unduly from this conservative strategy. Diversified Municipal, for instance, had no trouble keeping up with the muni market. We intend to remain defensive in bonds this year.

-------------------------------------------------------------------------------
The Treasury's new inflation-
adjusted bonds outperformed
conventional Treasuries
-------------------------------------------------------------------------------

[MAINTAINING BALANCE]
--------------------------------------------------------------------------------
Even when rising interest rates depress bond prices, interest income buttresses total return, making for a more stable overall portfolio

Components of Total Return -- Examples:



                 Intermediate Duration                   Short Duration Plus              Government Short Duration
------------------------------------------------------------------------------------------------------------------------------------
                 Capital  Income   Total              Capital Income   Total              Capital  Income   Total
                 Return   Return   Return             Return  Return   Return             Return   Return   Return
------------------------------------------------------------------------------------------------------------------------------------
1988              --       --       --                (0.1)%   0.2%     0.1%               --       --       --
1989             3.8%     7.9%     11.6%              1.4      8.4      9.8                1.5%     7.9%     9.4%
1990            (0.7)     8.1       7.3               0.2      8.0      8.3                1.0      8.0      9.0
1991             8.5      8.6      17.1               4.7      7.7     12.4                4.4      6.8     11.2
1992             1.0      6.7       7.7               0.8      5.5      6.3                0.7      4.7      5.4
1993             4.4      5.9      10.3               0.8      4.7      5.4                1.3      3.3      4.6

1994            (8.3)     5.1      (3.2)             (4.1)     4.7      0.5               (4.0)     4.4      0.4
1995            10.7      7.1      17.8               4.0      6.1     10.1                4.2      5.9     10.1
1996            (2.8)     6.4       3.6              (1.0)     5.7      4.8               (1.2)     5.3      4.1
1997            (2.1)     1.4      (0.7)             (0.6)     1.4      0.8               (0.6)     1.3      0.8
(through Mar 31)
Past Six Months (0.9)     3.3       2.4              (0.4)     3.0      2.6               (0.3)     2.7      2.4
Since Inception  1.6      6.9       8.5               0.7      6.3      7.0                0.8      5.8      6.6


Note: Capital and income return may not add exactly to total return due to rounding; inception dates are listed on page 2
-------------------------------------------------------------------------------

                                                1997 Semiannual Report       5

-------------------------------------------------------------------------------
Foreign Stocks: Dynamics of Diversification
-------------------------------------------------------------------------------
By contrast, this is a time of considerable opportunity in most foreign stock markets. Rarely has the international equity scene been more enticing. As European and Latin American economies continue to recover, we feel their stock markets should produce more of the gains that helped to drive the performance of both the International Value and Emerging Markets Value portfolios in the six months to March 31.

Japan is at least as promising. Our firm conviction is that Japanese investors are being unduly pessimistic about both their deregulating economy and their languishing stock market. In value investing, of course, patience is usually a prerequisite to profits. In Japan's case, it stands to be amply rewarded.

Regrettably, that was not the case in the six months to the end of March. The Japanese market was down a disappointing 14% in yen terms -- 22% for unhedged dollar-based investors (as the yen declined 10% against the dollar).


--------------------------------------------------------------------------------
[Recovering Europe]

Continental Europe's stock markets strengthened...

             Market Returns: The Past Six Months to Mar 31, 1997
                            (in local currencies)

                                 [BAR CHART]

                                Germany  28.1%
                                France   25.4
                                Italy    13.4
                                U.S.     11.2

 ...powered by rising returns on equity...

                      European Composite Return on Equity

                                 [LINE CHART]

                             12/95           6.56%
                            1/31/96          6.54
                            2/29/96          6.75
                            3/29/96          6.36
                            4/30/96          5.58
                            5/31/96          5.73
                            6/28/96          6.47
                            7/31/96          6.37
                            8/30/96          6.37
                            9/30/96          6.76
                           10/31/96          7.19
                           11/29/96          7.32
                           12/31/96          7.49
                            1/31/97          7.78
                            2/28/97          7.82
                            Mar-97           8.87

 ...and declining interest rates

                       European Interest-Rate Composite
                           (three-month maturities)

                                 [LINE CHART]

                             12/95           5.81%
                            1/31/96          5.34
                            2/29/96          5.39
                            3/29/96          5.32
                            4/30/96          4.98
                            5/31/96          5.05
                            6/28/96          4.95
                            7/31/96          4.92
                            8/30/96          4.87

                            9/30/96          4.63
                           10/31/96          4.65
                           11/29/96          4.62
                           12/31/96          4.62
                            1/31/97          4.55
                            2/28/97          4.56
                            Mar-97           4.62

Yet European markets still offer better investment value than the U.S.

                               Price/Book Value
                             (as of Mar 31, 1997)

                              Italy   France   Germany   U.S.
                              -----   ------   -------   ----
                   Bernstein   1.3x    1.3x      2.1x
                   Market      1.7x    2.2x      3.2x    3.2x

Source: MSCI, Standard & Poor's and Bernstein
-------------------------------------------------------------------------------

6   Sanford C. Bernstein Fund, Inc.

Nevertheless, our emphasis on undervalued, globally oriented companies that looked as though they would outperform the market and an almost fully hedged currency position did much to soften the blow of the Japanese position on our overall international portfolio. All across our International Value portfolio, in fact, the combination of value-stock selection and currency management has contributed to outperformance ever since the portfolio was launched more than four years ago (page 4, display to right).

Opportunities in Europe remain alluring. Most major European bourses still have plenty of fundamental value left in their stocks (display on facing page). European recovery has a way to go. Corporate restructuring is just beginning to pay off in earnings gains. Interest-rate cuts are kicking in, but rates may need to be trimmed more. Indeed, the contrasts between the U.S. and Europe and, even more so, between the U.S. and Japan are striking. By almost any economic measure, from unemployment figures to interest rates to stock values, the booming U.S. stands in sharp contrast to most other developed countries. A better example than this of the dynamics of international diversification would be hard to find.

We will continue to hedge our yen and other currency positions as appropriate. As the display to the right makes abundantly clear, active currency management can be critical to preserving gains in foreign markets. It's primarily a defensive tactic. But as is evident from the performance of the Bernstein Fund's portfolios, domestic and foreign alike, over the six months to March 31, sometimes the best defense can be a good offense.

As always, if you have questions or comments, I'd be happy to hear from you.


--------------------------------------------------------------------------------
[Overpowering Dollar]

Foreign currencies' relentless retreat against the dollar...

                                 [LINE CHART]
                   Major Foreign Currencies* vs. the Dollar
                           Mar-901.234568
                           Jun-901.315789
                           Sep-901.351351
                               901.265823
                           Mar-911.234568
                           Jun-911.333333
                           Sep-911.428571
                               911.351351
                           Mar-921.449275
                           Jun-921.515152
                           Sep-921.388889
                               921.428571
                           Mar-931.470588
                           Jun-931.470588
                           Sep-931.428571
                               931.492537
                           Mar-941.5625
                           Jun-941.587302
                           Sep-941.5625
                               941.724138
                           Mar-951.724138
                           Jun-951.612903
                           Sep-951.5625
                           Dec-951.515152
                           Mar-961.470588
                           Jun-961.428571
                           Sep-961.428571
                               961.388889
                           Jan-971.315789
                           Feb-971.298701

* Basket of European, Australian and Far East currencies, weighted by gross domestic product, through February 28, 1997

 ...made currency hedging compelling

                  Foreign-Stock Returns for U.S. Investors +

                     Past Six Months Through Mar 31, 1997

                        Currencies Fully Hedged  12.4%
                        Currencies Half-Hedged    7.8
                        Unhedged                  3.1

+ MSCI EAFE index of major stock markets in Europe, Australia and the Far East with countries weighted by gross domestic product


Source: MSCI
--------------------------------------------------------------------------------

[PHOTOGRAPH OF                                           /s/ Roger Hertog
ROGER HERTOG]                                            Roger Hertog, President
                                                              March 31, 1997

-------------------------------------------------------------------------------
                                                    1997 Semiannual Report   7

Foreign-Stock Portfolios
--------------------------------------------------------------------------------
                              Country Weightings*
                               (March 31, 1997)

                                [MAP OF WORLD]

               International Value        Emerging Markets Value
               -------------------        ----------------------
               Japan           26%        South Africa       10%
               Germany         17         South Korea         9
               France          14         Malaysia            8
               Britain          9         Mexico              8
               Italy            8         Philippines         8
               Canada           5         Brazil              7
               Spain            5         Indonesia           7
               Austria          3         Taiwan              7
               Netherlands      3         Argentina           6
               Switzerland      3         Israel              6
               Australia        2         Thailand            6
               Finland          2         China               5
               Hong Kong        1         Turkey              5
                                          Chile               4
                                          India               4

               * Excluding cash; figures are rounded
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Key Currency Hedges for International Value
                               (March 31, 1997)

          0% Hedged:          50% Hedged:               100% Hedged:
          Full Exposure       Our Neutral Position      No Exposure

                                    [GRAPH]

                        Japanese Yen              91% Hedged
                        German Mark               58
                        French Franc              50
                        British Pound              0
                        Italian Lira               0
                        Overall Currency Hedge    51

--------------------------------------------------------------------------------
International Value

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

                           EAFE
               Inter-      Foreign
               national    Stock
               Value       Index
               (after      (before
               all costs)  all costs)
               ----------  ----------
7/1/92           25000       25000
                 24179       23874
                 25280       24569
                 23979       23844
                 23419       23575
                 23499       24015
1/1/93           23754       24102
                 24184       24357
                 25128       25178
                 27419       26568
                 29208       28548
                 29854       28798
                 29128       28578
                 30537       29727
                 32261       31644
                 31280       30796
                 31986       31943
                 29954       29609
1/1/94           31953       31821
                 34245       34058
                 33820       33475
                 33942       32679
                 35041       34146
                 34733       33453
                 34142       32855
                 34883       33706
                 35351       34225
                 33957       32753
                 34140       33379
                 33059       32424
1/1/95           33177       32660
                 32358       31654
                 31758       31388
                 31758       31740
                 32769       33108
                 32746       32962
                 32488       32483
                 34252       34704
                 34360       34427
                 34575       34652

                 34315       33819
                 34423       34732
1/1/96           35854       36239
                 37333       37316
                 37267       37176
                 37928       37820
                 39453       39199
                 39518       38796
                 39960       39185
                 38436       37640
                 38591       37769
                 40048       39247
                 40004       38836
                 41726       40634
1/1/97           42115       40502
                 42091       40849
                 42681       41530
3/31/97          43601       42315

                      Portfolio Value Characteristics[2]
                               (March 31, 1997)

                                            EAFE
                       International    Foreign Stock-
                           Value         Market Index
                       -------------    --------------
Price/Book                  1.6x             2.3x
Price/Earnings             23.5x            26.8x
Dividend Yield              2.9%             2.1%

--------------------------------------------------------------------------------
Emerging Markets Value

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

              Emerging Markets Value
              after deduction of 2%
              purchase and 2% redemption
              fees--both paid to the          MSCI Emerging
              portfolio, not to               Markets Free
              Bernstein. See footnote 3       Index (before
              below.                          all costs)
              --------------------------      -------------
1/1/96                  25000                     25000
                        26784                     26777
                        26760                     26351
                        27071                     26557
                        28422                     27618
                        28266                     27495
                        27932                     27667
                        26186                     25776
                        26174                     26441
                        26090                     26665
                        24942                     25954
                        25803                     26388
1/1/97                  26226                     26508
                        28281                     28316
                        28953                     29528
3/31/97                 28021                     28753

                      Portfolio Value Characteristics[2]
                               (March 31, 1997)

                        Emerging          MSCI Emerging
                        Markets           Markets Free
                         Value                Index
                        --------          -------------
Price/Book                1.0x                 1.7x
Price/Earnings           14.0x                18.1x
Dividend Yield            3.2%                 2.0%

[1] Past performance is not predictive of future results. For International
    Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free index. Both indexes are theoretical measures of stock performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.


[2] Price/book, price/earnings and dividend yield are valuation measures: The lower a portfolio's average price/book and price/earnings ratios and the higher its dividend yield relative to an index, the cheaper its average stock. The indexes in these tables are the same as those described in the note above.

[3] Reflects the growth of $25,000 in the Portfolio after deduction of the 2%
    purchase fee each investor must pay to the Fund upon making an investment in the Portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the Portfolio. Excluding these fees, an investment of $25,000 in this Portfolio would have grown to $29,177.
-------------------------------------------------------------------------------

8   Sanford C. Bernstein Fund, Inc.

Taxable-Bond Portfolios
--------------------------------------------------------------------------------
Intermediate Duration

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

               Lehman
               Brothers    Inter-
               Aggregate   mediate
               Bond Index  Duration
               (before     (after
               all costs)  all costs)
               ----------  ----------
2/1/89           25000       25000
                 24820       24865
                 24927       25000
                 25448       25432
                 26117       25948
                 26911       26694
                 27484       27103
                 27077       26868
                 27215       27003
                 27885       27602
                 28150       27776
1/1/90           28226       27846
                 27890       27522
                 27979       27602
                 27999       27649
                 27741       27427
                 28562       28083
                 29022       28447
                 29424       28769
                 29030       28480
                 29272       28597
                 29645       28879
                 30283       29443
1/1/91           30757       29892
                 31138       30044
                 31403       30478
                 31620       30782
                 31961       31132
                 32146       31361
                 32130       31371
                 32577       31798
                 33281       32494
                 33956       33042
                 34333       33469
                 34649       33818
1/1/92           35678       35005
                 35193       34509

                 35422       34754
                 35222       34594
                 35476       34848
                 36146       35499
                 36644       35991
                 37391       36844
                 37770       37051
                 38218       37443
                 37711       36919
                 37719       37071
1/1/93           38319       37692
                 39054       38306
                 39738       38962
                 39904       39109
                 40182       39343
                 40234       39503
                 40962       40374
                 41195       40778
                 41917       41611
                 42030       41673
                 42187       41895
                 41828       41396
1/1/94           42055       41589
                 42622       42150
                 41881       41399
                 40846       40633
                 40520       40296
                 40516       40251
                 40426       40172
                 41231       40833
                 41280       40805
                 40674       40199
                 40637       40152
                 40548       40034
1/1/95           40828       40276
                 41636       41077
                 42626       41895
                 42888       42115
                 43487       42631
                 45170       44120
                 45501       44477
                 45399       44303
                 45947       44811
                 46394       45353
                 46998       46074
                 47702       46722
1/1/96           48371       47458
                 48692       47630
                 47846       46700
                 47513       46435
                 47246       46241
                 47150       46218
                 47783       46715
                 47914       46889

                 47834       46899
                 48668       47645
                 49746       48616
                 50598       49536
1/1/97           50127       49158
                 50281       49215
                 50406       49317
3/31/97          49847       48794



                             Portfolio Profile[2]
                               (March 31, 1997)

                                  [PIE CHART]

                  Treasury Securities                     45%
                  Mortgages                               27%
                  Foreign                                 13%
                  Corporates                               8%
                  Treasury Inflation-Protected Securities  5%
                  Other                                    2%

                       Average Credit Quality: AAA
                       Average Duration:       4.4 yrs.

--------------------------------------------------------------------------------
Short Duration Plus

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

              Merrill
              Lynch
              1-3 Year
              Treasury
              Index             Short
              (before all       Duration Plus
              costs)            (after all costs)
              -----------       ------------------
1/1/89         25000             25000
               25198             25200
               25198             25247
               25313             25372
               25701             25674
               26086             25969
               26574             26366
               26967             26663
               26800             26653
               26958             26826
               27365             27153
               27610             27348
1/1/90         27720             27453
               27743             27517
               27873             27637
               27967             27770
               28022             27812
               28450             28152
               28750             28399
               29109             28676
               29196             28799
               29436             28939
               29760             29153
               30051             29391
1/1/91         30416             29723
               30694             29845
               30877             30225
               31085             30514
               31379             30847
               31569             31109
               31698             31246
               31974             31533
               32413             31918
               32763             32198
               33114             32575
               33458             32930
1/1/92         33967             33404
               33915             33364
               34033             33526

               34020             33521
               34333             33881
               34645             34236
               34998             34608
               35390             34968
               35702             35102
               36041             35287
               35825             35147
               35766             35255
1/1/93         36106             35509
               36482             35792
               36794             36056
               36904             36189
               37133             36321
               37029             36434
               37302             36773
               37388             36946
               37714             37200
               37837             37225
               37911             37368
               37920             37275
1/1/94         38060             37435
               38305             37690
               38060             37522
               37870             37320
               37736             37293
               37790             37333
               37902             37408
               38228             37682
               38362             37755
               38275             37650
               38361             37740
               38190             37547
1/1/95         38277             37640
               38809             38104
               39343             38581
               39562             38736
               39915             39076
               40612             39615
               40830             39835
               41000             39970
               41243             40202
               41444             40422
               41794             40784
               42163             41076
1/1/96         42487             41441
               42848             41668
               42667             41521
               42629             41508
               42665             41593
               42752             41676
               43059             41913
               43229             42113
               43377             42298

               43770             42660
               44263             43167
               44602             43454
1/1/97         44602             43424
               44812             43663
               44915             43781
3/31/97        44897             43770



                             Portfolio Profile[2]
                               (March 31, 1997)

                                  [PIE CHART]

                  Treasury Securities                     68%
                  Mortgages                               12%
                  Foreign                                  8%
                  Corporates                               8%
                  Treasury Inflation-Protected Securities  2%
                  Other                                    2%

                       Average Credit Quality: AAA
                       Average Duration:       1.6 yrs.

--------------------------------------------------------------------------------
Government Short Duration

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

            Merrill Lynch
            1-3 year        Government
            Treasury        Short
            Index           Duration
            (before         (after
            all costs)      all costs)
            -------------   -----------
2/1/89          $25000       $25000
                 25000        25037
                 25115        25129
                 25499        25460
                 25882        25740
                 26366        26140
                 26756        26441
                 26590        26361
                 26747        26520
                 27151        26880
                 27394        27044
1/1/90           27503        27176
                 27525        27196
                 27654        27327
                 27748        27434
                 27802        27496
                 28227        27854
                 28524        28097
                 28880        28393
                 28967        28515
                 29205        28718
                 29526        28997
                 29816        29267
1/1/91           30177        29615
                 30454        29844
                 30635        30055
                 30841        30219
                 31133        30472
                 31321        30636
                 31450        30723
                 31724        30984
                 32159        31393
                 32506        31724
                 32854        32079
                 33196        32424
1/1/92           33700        32938
                 33649        32804
                 33767        32839
                 33753        32737
                 34064        33115

                 34374        33472
                 34724        33845
                 35113        34198
                 35422        34285
                 35759        34441
                 35544        34362
                 35486        34439
1/1/93           35823        34707
                 36196        34953
                 36505        35181
                 36615        35253
                 36842        35350
                 36739        35422
                 37009        35715
                 37095        35869
                 37419        36165
                 37540        36200
                 37614        36319
                 37623        36212
1/1/94           37762        36304
                 38005        36510
                 37762        36334
                 37574        36234
                 37441        36125
                 37494        36150
                 37605        36234
                 37928        36530
                 38062        36624
                 37975        36508
                 38061        36590
                 37891        36428
1/1/95           37977        36456
                 38505        36932
                 39034        37399
                 39252        37583
                 39602        37914
                 40294        38495
                 40510        38766
                 40678        38855
                 40920        39066
                 41119        39262
                 41466        39568
                 41833        39866
1/1/96           42154        40142
                 42512        40350
                 42332        40231
                 42295        40246
                 42330        40224
                 42417        40271
                 42722        40527
                 42890        40681
                 43037        40820
                 43427        41133
                 43916        41580

                 44253        41856
1/1/97           44253        41783
                 44460        42006
                 44563        42113
3/31/97          44545        42103



                             Portfolio Profile[2]
                               (March 31, 1997)

                                  [PIE CHART]

                 Treasury Securities                      98%
                 Treasury Inflation-Protected Securities   2%

                       Average Credit Quality: AAA
                       Average Duration:       1.5 yrs.

[1] Past performance is not predictive of future results. The indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities, and the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds. The indexes are theoretical measures of bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.

[2] Portfolio allocations represent the exposure of the Portfolios to various sectors and include the effective market value of futures contracts and forward commitments. To the extent that cash equivalents and short-term Treasuries are held against these commitments, the weightings in cash equivalents and Treasuries have been reduced.
-------------------------------------------------------------------------------

                                                      1997 Semiannual Report 9

Municipal-Bond Portfolios (Intermediate)
--------------------------------------------------------------------------------
Diversified Municipal

                              [PERFORMANCE GRAPH]

                             GROWTH OF $25,000[1]

         Diversified  Lehman Brothers
         Municipal    Laddered G/O Index
         (after       (before
         all costs)   all costs)
         -----------  ------------------
2/1/89      25000          25000
            24863          24768
            24736          24631
            25164          25035
            25550          25458
            25878          25759
            26189          26112
            26027          26020
            25973          26028
            26266          26260
            26602          26583
1/1/90      26769          26798
            26669          26814
            26843          26996
            26823          26937
            26741          26864
            27152          27321
            27351          27534
            27637          27842
            27510          27742
            27622          27806
            28022          28195
            28403          28604
1/1/91      28590          28713
            28933          29126
            29187          29386
            29102          29347
            29448          29691
            29565          29842
            29545          29836
            29774          30114
            30144          30469
            30443          30822
            30652          31051
            30818          31172
1/1/92      31500          31820
            31450          31906
            31425          31922
            31229          31836
            31393          32100

            31803          32389
            32239          32829
            33167          33666
            32915          33407
            33154          33648
            32796          33530
            33281          33926
1/1/93      33560          34163
            33893          34515
            34711          35371
            34381          35031
            34587          35259
            34642          35382
            35137          35811
            35040          35836
            35639          36316
            36007          36574
            36062          36632
            35883          36530
1/1/94      36391          37034
            36706          37386
            36065          36716
            35366          35942
            35368          36283
            35587          36483
            35483          36406
            35871          36799
            36012          36965
            35719          36714
            35420          36504
            35020          36252
1/1/95      35475          36553
            36132          36977
            36876          37528
            37259          38057
            37321          38155
            38266          38985
            38107          38998
            38458          39515
            38841          39922
            38993          40064
            39376          40280
            39818          40637
1/1/96      40075          40841
            40373          41274
            40264          41179
            39891          40950
            39808          40904
            39813          40854
            40080          41147
            40366          41433
            40331          41500
            40701          41815
            41035          42198

            41640          42777
1/1/97      41532          42721
            41687          42867
            41938          43159
3/31/97     41599          42733



                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                          AAA                     63%
                          AA                      19%
                          A                        8%
                          BBB                      8%
                          Other                    2%

                       Average Credit Quality: AA+
                       Average Duration:       4.9 yrs.

--------------------------------------------------------------------------------
California Municipal

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

             Lehman
             Brothers
             Laddered
             G/O           California
             Index         Municipal
             (before       (after
             all costs)    all costs)
             ----------    ---------
9/1/90         $25000       $25000
                25058        25155
                25408        25459
                25777        25844
1/1/91          25875        26072
                26247        26340
                26481        26649
                26446        26566
                26756        26814
                26892        26937
                26887        26889
                27137        27112
                27457        27378
                27776        27686
                27981        27891
                28090        27989
1/1/92          28675        28558
                28752        28610
                28766        28600
                28689        28370
                28927        28578
                29187        28916
                29584        29279
                30339        30091
                30105        29901
                30322        30111
                30216        29803
                30572        30239
1/1/93          30786        30500
                31103        30820
                31875        31647
                31569        31314
                31774        31469
                31885        31577
                32271        31950
                32293        31855
                32726        32374
                32959        32702
                33011        32727

                32919        32544
1/1/94          33373        33015
                33690        33326
                33087        32694
                32389        32066
                32697        32043
                32876        32213
                32807        32168
                33162        32562
                33311        32664
                33084        32381
                32896        32096
                32669        31737
1/1/95          32940        31975
                33322        32592
                33819        33414
                34296        33727
                34383        33804
                35132        34674
                35143        34446
                35609        34807
                35976        35120
                36104        35330
                36299        35701
                36620        36150
1/1/96          36804        36362
                37194        36708
                37109        36580
                36902        36160
                36861        36109
                36816        36084
                37080        36350
                37338        36604
                37398        36626
                37682        36955
                38027        37284
                38549        37797
1/1/97          38498        37716
                38630        37822
                38893        38042
3/31/97         38509        37705



                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                              AAA             66%
                              AA              16%
                              A               15%
                              BBB              2%
                              Other            1%

                       Average Credit Quality: AAA-
                       Average Duration:       4.9 yrs.

--------------------------------------------------------------------------------
New York Municipal

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

                     Lehman
                     Brothers         New
                     Laddered         York
                     G/O Index        Municipal
                     (before all      (after all
                     costs)           costs)
                     ------------     ------------
2/1/89               25000            25000
                     24768            24881
                     24631            24809
                     25035            25201
                     25458            25589
                     25759            26022
                     26112            26313
                     26020            26154
                     26028            26119
                     26260            26415
                     26583            26731
1/1/90               26798            26872
                     26814            26733
                     26996            26912
                     26937            26920
                     26864            26800
                     27321            27193
                     27534            27412
                     27842            27703
                     27742            27579
                     27806            27718
                     28195            28096
                     28604            28494
1/1/91               28713            28658
                     29126            28979
                     29386            29257
                     29347            29267
                     29691            29548
                     29842            29712
                     29836            29717
                     30114            29973
                     30469            30301
                     30822            30585
                     31051            30796
                     31172            30916
1/1/92               31820            31642
                     31906            31552
                     31922            31632
                     31836            31492
                     32100            31761

                     32389            32079
                     32829            32544
                     33666            33479
                     33407            33211
                     33648            33432
                     33530            33106
                     33926            33551
1/1/93               34163            33820
                     34515            34138
                     35371            35046
                     35031            34698
                     35259            34941
                     35382            35058
                     35811            35516
                     35836            35424
                     36316            35981
                     36574            36334
                     36632            36393
                     36530            36170
1/1/94               37034            36714
                     37386            37013
                     36716            36374
                     35942            35650
                     36283            35660
                     36483            35938
                     36406            35864
                     36799            36314
                     36965            36384
                     36714            36038
                     36504            35665
                     36252            35237
1/1/95               36553            35779
                     36977            36416
                     37528            37197
                     38057            37522
                     38155            37644
                     38985            38626
                     38998            38465
                     39515            38791
                     39922            39206
                     40064            39330
                     40280            39721
                     40637            40171
1/1/96               40841            40419
                     41274            40725
                     41179            40529
                     40950            40181
                     40904            40131
                     40854            40108
                     41147            40379
                     41433            40673
                     41500            40646
                     41815            41026
                     42198            41401

                     42777            41928
1/1/97               42721            41845
                     42867            41973
                     43159            42260
3/31/97              42733            41887



                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                            AAA            61%
                            BBB            15%
                            AA             13%
                            A              11%

                       Average Credit Quality: AA+
                       Average Duration:       4.9 yrs.

[1] Past performance is not predictive of future results. The index is the
    Lehman Brothers 3-5-7 Year Laddered G/O index, which includes general-obligation municipal bonds laddered at three-, five- and seven-year maturities. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.
--------------------------------------------------------------------------------
10   Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Short-Term)
--------------------------------------------------------------------------------
Short Duration Diversified Municipal

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]

                     Short                      Lehman Brothers
                     Duration                   One-Year
                     Diversified                Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     -----------                ---------------
11/1/94               $25000                        $25000
                       25015                         25038
1/1/95                 25112                         25102
                       25255                         25231
                       25462                         25402
                       25617                         25570
                       25684                         25663
                       25959                         25904
                       26072                         25992
                       26204                         26182
                       26314                         26321
                       26366                         26394
                       26479                         26502
                       26616                         26628
1/1/96                 26709                         26728
                       26844                         26881
                       26878                         26946
                       26869                         26964
                       26901                         27028
                       26968                         27096
                       27053                         27228
                       27168                         27343
                       27206                         27396
                       27336                         27520
                       27441                         27661
                       27608                         27828
1/1/97                 27657                         27888
                       27786                         28049
                       27854                         28139
3/31/97                27827                         28125



                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                               AAA          46%
                               A             9%
                               AA           35%
                               BBB           8%
                               Other         2%

                       Average Credit Quality: AA+
                       Average Duration:       1.4 yrs.

--------------------------------------------------------------------------------
Short Duration California Municipal

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]


                     Short                      Lehman Brothers
                     Duration                   One-Year
                     California                 Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     ----------                 ---------------
11/1/94               $25000                       $25000
                       24978                        25038
1/1/95                 25055                        25102
                       25202                        25231
                       25451                        25402
                       25566                        25570
                       25668                        25663
                       25915                        25904
                       26000                        25992
                       26185                        26182
                       26267                        26321
                       26332                        26394
                       26442                        26502
                       26554                        26628
1/1/96                 26631                        26728
                       26786                        26881
                       26813                        26946
                       26793                        26964
                       26841                        27028
                       26885                        27096
                       26990                        27228
                       27105                        27343
                       27146                        27396
                       27256                        27520
                       27384                        27661
                       27530                        27828
1/1/97                 27578                        27888
                       27683                        28049
                       27747                        28139
3/31/97                27740                        28125



                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                                AAA         72%
                                A           17%
                                AA           9%
                                BBB          2%

                       Average Credit Quality: AAA-
                       Average Duration:       1.3 yrs.

--------------------------------------------------------------------------------
Short Duration New York Municipal

                              [PERFORMANCE GRAPH]

                             Growth of $25,000[1]


                     Short                      Lehman Brothers
                     Duration                   One-Year
                     New York                   Municipal
                     Municipal                  Index
                     (after                     (before
                     all costs)                 all costs)
                     ----------                 ---------------
11/1/94                25000                        25000
                       24970                        25038
1/1/95                 25062                        25102
                       25212                        25231
                       25450                        25402
                       25582                        25570
                       25659                        25663
                       25882                        25904
                       25984                        25992
                       26124                        26182
                       26221                        26321
                       26284                        26394
                       26374                        26502
                       26496                        26628
1/1/96                 26583                        26728
                       26736                        26881
                       26803                        26946
                       26783                        26964
                       26806                        27028
                       26871                        27096
                       26956                        27228
                       27075                        27343
                       27073                        27396
                       27213                        27520
                       27350                        27661
                       27486                        27828
1/1/97                 27520                        27888
                       27636                        28049
                       27707                        28139
3/31/97                27685                        28125


                               Portfolio Profile
                               (March 31, 1997)

                                  [PIE CHART]

                                AAA        63%
                                AA         21%
                                A           9%
                                BBB         6%
                                Other       1%

                       Average Credit Quality: AAA-
                       Average Duration:       1.3 yrs.

[1] Past performance is not predictive of future results. The index is the
    Lehman Brothers One-Year Municipal index, which includes municipal bonds with maturities of up to 1.99 years. The index is a theoretical measure of bond-market performance rather than an actual available investment, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing.
------------------------------------------------------------------------------
                                                  1997 Semiannual Report  11

SANFORD C. BERNSTEIN FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES--MARCH 31, 1997 (UNAUDITED)


                                                                  BERNSTEIN         BERNSTEIN          BERNSTEIN        BERNSTEIN
                                                                INTERNATIONAL        EMERGING        INTERMEDIATE         SHORT
                                                                   VALUE           MARKETS VALUE       DURATION      DURATION PLUS
                                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments in securities at value--unaffiliated
   issuers (a)                                                $ 3,816,434,587     $ 388,212,994    $ 1,920,268,093  $  601,350,062
  Investments in securities at value-affiliated issuers (b)        25,418,320                 0                  0               0
  Foreign currency at value (c)                                    74,683,760         2,658,663          9,752,412       2,300,395
  Cash in bank                                                            422               151                668             479
  Receivables:
    Interest                                                           17,981             1,608         22,096,897       6,878,356
    Dividends                                                      12,246,509           957,515                  0               0
    Investment securities sold                                      7,025,453                 0          8,143,287               0
    Capital shares sold                                             9,673,385         1,295,274          6,189,333       3,401,452
    Foreign withholding tax reclaims                                4,368,490                 0                  0               0
    Margin due from broker on futures contracts                             0                 0                  0           7,438
  Unamortized organization expenses (Note 1)                            5,553            35,702                  0               0

  Collateral held for securities loaned, at value (Note 1)        906,844,488                 0                  0               0
  Other assets                                                         47,034            11,499             23,606           9,293
  Appreciation on foreign currency contracts (Note 3D)             11,717,616                 0          3,172,741         742,403
                                                              ---------------       -----------      -------------     -----------
  Total assets                                                  4,868,483,598       393,173,406      1,969,647,037     614,689,878
                                                              ---------------       -----------      -------------     -----------
LIABILITIES
  Payables:
    Dividends to shareholders                                               0                 0          2,764,376         952,369
    Investment securities purchased                                27,285,361         3,114,592        254,829,466      22,446,315
    Capital shares redeemed                                        12,240,009            42,846            911,656       5,521,812
    Management fees (Note 2)                                        3,092,722           408,120            694,051         249,715
    Shareholder servicing and administration fees (Note 2)            811,905            81,624            144,797          49,943
    Accrued expenses                                                  733,456           343,160            192,126          70,282
    Organization costs payable to the manager                           6,387            17,561                  0               0
    Foreign withholding taxes                                       1,712,817            84,389                  0               0
    Margin owed to broker on futures contracts                              0                 0            217,660          44,240
  Depreciation on foreign currency contracts (Note 3D)              9,213,240                87                  0               0
  Securities lending collateral, at value (Note 1)                906,844,488                 0                  0               0
                                                              ---------------     -------------      -------------     -----------
  Total liabilities                                               961,940,385         4,092,379        259,754,132      29,334,676
                                                              ---------------     -------------      -------------     -----------
  NET ASSETS (d)                                              $ 3,906,543,213     $ 389,081,027    $ 1,709,892,905   $ 585,355,202
                                                              ===============     =============    ===============   =============

  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                           $18.48            $23.80             $12.96          $12.43
                                                              ===============     =============    ===============   =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                       $       211,436     $      16,350    $       131,911   $      47,099
  Additional paid-in capital                                    3,413,678,710       378,244,014      1,724,894,566     592,387,357
  Undistributed net investment income/(excess distributions)      (28,109,081)         (370,471)        (1,069,214)       (451,365)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                  241,672,104           586,300         13,852,088      (3,698,272)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                       275,328,681        10,627,457        (30,545,194)     (3,541,433)
    Foreign currencies                                              3,761,363           (22,623)         2,628,748         611,816
                                                              ---------------     -------------    ---------------   -------------
                                                              $ 3,906,543,213     $ 389,081,027    $ 1,709,892,905   $ 585,355,202
                                                              ===============     =============    ===============   =============

(a) Cost: $3,550,990,866; $377,585,537; $1,948,571,344; $604,854,203; $135,303,555; $947,164,217; $333,760,157; $583,955,838;
$142,366,563; $77,476,087; and $76,865,941, respectively (Note 1) (b) Cost: $16,455,899 (Note 1) (c) Cost: $72,925,055;
$2,670,824; $10,117,610; and $2,398,611, respectively (Note 1) (d) Applicable to: 211,435,365; 16,349,853; 131,909,770;
47,098,798; 10,713,190; 71,604,638; 24,531,630; 45,033,119; 11,541,226; 6,220,014; and 6,166,012 shares of capital stock outstanding, respectively.
See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


------------------------------------------------------------------------------------------------------------------------------------
12     Sanford C. Bernstein Fund, Inc.




                                                                 BERNSTEIN         BERNSTEIN         BERNSTEIN       BERNSTEIN
                                                                GOVERNMENT        DIVERSIFIED        CALIFORNIA      NEW YORK
                                                               SHORT DURATION      MUNICIPAL         MUNICIPAL       MUNICIPAL
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Investments in securities at value--unaffiliated issuers (a)  $ 134,965,423     $  958,838,178      $ 337,818,260   $ 591,016,652
  Investments in securities at value--affiliated issuers (b)                0                  0                  0               0
  Foreign currency at value (c)                                             0                  0                  0               0
  Cash in bank                                                            486                801                578             931
  Receivables:
   Interest                                                         1,820,072         15,451,578          5,260,906      10,041,295
   Dividends                                                                0                  0                  0               0
   Investment securities sold                                               0         11,178,205                  0      25,022,527
   Capital shares sold                                                 40,912          4,560,706          1,962,230       1,427,600
   Foreign withholding tax reclaims                                         0                  0                  0               0
   Margin due from broker on futures contracts                              0                  0                  0               0
  Unamortized organization expenses (Note 1)                                0                  0                  0               0
  Collateral held for securities loaned, at value (Note 1)                  0                  0                  0               0
  Other assets                                                          2,522             13,346              4,505           8,914
  Appreciation on foreign currency contracts (Note 3D)                      0                  0                  0               0
                                                                 ------------        -----------        -----------     -----------
  Total assets                                                    136,829,415        990,042,814        345,046,479     627,517,919
                                                                 ------------        -----------        -----------     -----------

LIABILITIES
  Payables:
    Dividends to shareholders                                         213,116          1,261,411            416,029         809,545
    Investment securities purchased                                 2,282,349         26,147,127         11,491,231      26,121,775
    Capital shares redeemed                                         1,021,325          1,097,406            178,001         240,824
    Management fees (Note 2)                                           56,705            406,335            141,305         254,365
    Shareholder servicing and administration fees (Note 2)             11,341             81,267             28,261          50,873
    Accrued expenses                                                   24,984            128,224             64,818          79,498
    Organization costs payable to the manager                               0                  0                  0               0
    Foreign withholding taxes                                               0                  0                  0               0
    Margin owed to broker on futures contracts                              0                  0                  0               0
  Depreciation on foreign currency contracts (Note 3D)                      0                  0                  0               0
  Securities lending collateral, at value (Note 1)                          0                  0                  0               0
                                                                 ------------        -----------        -----------     -----------
   Total liabilities                                                3,609,820         29,121,770         12,319,645      27,556,880
                                                                -------------     --------------      -------------   -------------
  NET ASSETS (d)                                                $ 133,219,595     $  960,921,044      $ 332,726,834   $ 599,961,039
                                                                =============     ==============      =============   =============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                    $       12.44     $        13.42      $       13.56   $       13.32
                                                                =============     ==============      =============   =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                         $      10,713     $       71,605      $      24,532   $      45,033
  Additional paid-in capital                                      135,473,346        950,307,629        329,367,874     593,635,005

  Undistributed net investment income/(excess distributions)           55,344             52,427            (31,860)          9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                   (1,981,676)        (1,184,578)          (691,815)       (789,332)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                          (338,132)        11,673,961          4,058,103       7,060,814
    Foreign currencies                                                      0                  0                  0               0
                                                                -------------     --------------      -------------   -------------
                                                                $ 133,219,595     $  960,921,044      $ 332,726,834   $ 599,961,039
                                                                =============     ==============      =============   =============


                                                                   BERNSTEIN          BERNSTEIN           BERNSTEIN
                                                                 SHORT DURATION     SHORT DURATION      SHORT DURATION
                                                                  DIVERSIFIED         CALIFORNIA          NEW YORK
                                                                   MUNICIPAL          MUNICIPAL           MUNICIPAL
                                                                   PORTFOLIO          PORTFOLIO           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments in securities at value--unaffiliated issuers (a)  $ 142,355,201       $  77,516,989       $  76,707,925
  Investments in securities at value--affiliated issuers (b)                0                   0                   0
  Foreign currency at value (c)                                             0                   0                   0
  Cash in bank                                                         65,230              84,871               1,839
  Receivables:
    Interest                                                        2,437,190           1,448,148           1,085,127
    Dividends                                                               0                   0                   0
    Investment securities sold                                        300,000                   0                   0
    Capital shares sold                                             1,159,229              59,800             179,198
    Foreign withholding tax reclaims                                        0                   0                   0
    Margin due from broker on futures contracts                             0                   0                   0
  Unamortized organization expenses (Note 1)                           10,121               3,488               3,965
  Collateral held for securities loaned, at value (Note 1)                  0                   0                   0
  Other assets                                                          1,915               1,210                 951
  Appreciation on foreign currency contracts (Note 3D)                      0                   0                   0
                                                                -------------       -------------       -------------
  Total assets                                                    146,328,886          79,114,506          77,979,005
                                                                -------------       -------------       -------------

LIABILITIES
  Payables:
    Dividends to shareholders                                         151,489              80,416              81,187
    Investment securities purchased                                 1,502,940           1,014,014           1,021,865
    Capital shares redeemed                                           276,210             134,448             107,211
    Management fees (Note 2)                                           61,635              34,060              31,680
    Shareholder servicing and administration fees (Note 2)             12,327               6,812               6,336
    Accrued expenses                                                   43,498              24,522              29,023
    Organization costs payable to the manager                          11,294               4,243               4,750
    Foreign withholding taxes                                               0                   0                   0
    Margin owed to broker on futures contracts                              0                   0                   0
  Depreciation on foreign currency contracts (Note 3D)                      0                   0                   0
  Securities lending collateral, at value (Note 1)                          0                   0                   0
                                                                -------------       -------------       -------------

  Total liabilities                                                 2,059,393           1,298,515           1,282,052
                                                                -------------       -------------       -------------
  NET ASSETS (d)                                                $ 144,269,493       $  77,815,991       $  76,696,953
                                                                =============       =============       =============

  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                    $       12.50       $       12.51       $       12.44
                                                                =============       =============       =============

NET ASSETS CONSIST OF:
  Capital stock, at par                                         $      11,541       $       6,220       $       6,166
  Additional paid-in capital                                      144,092,396          77,738,526          76,774,258
  Undistributed net investment income/(excess distributions)           (9,678)            (20,838)                172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                      186,596              51,181              74,373
  Unrealized appreciation (depreciation) of:
    Investments and futures                                           (11,362)             40,902            (158,016)
    Foreign currencies                                                      0                   0                   0
                                                                -------------       -------------       -------------
                                                                $ 144,269,493       $  77,815,991       $  76,696,953
                                                                =============       =============       =============


See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                     1997 Semiannual Report  13

Sanford C. Bernstein Fund, Inc.
Statements of Operations for the Six Months Ended March 31, 1997 (Unaudited)

                                                                 Bernstein      Bernstein           Bernstein
                                                                 International  Emerging            Intermediate
                                                                 Value          Markets Value       Duration
                                                                 Portfolio      Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Interest                                                       $2,889,406        $176,805         $50,680,723
  Dividends (net of foreign withholding taxes of
  $3,602,792 and $244,093)                                       23,204,820       2,822,949                   0
                                                                 ----------       ---------         -----------
  Total income                                                   26,094,226       2,999,754          50,680,723
                                                                 ----------       ---------         -----------
  Expenses (Notes 1 and 2):
  Management fee                                                 16,598,576       2,018,058           3,839,506
  Shareholder servicing and administration fee                    4,333,699         406,176             797,820
  Custodian and transfer agent fees                                 997,749         441,230             153,305
  Auditing and tax consulting fees                                   58,619           5,270              28,892

  Insurance                                                          28,796           1,596              14,057
  Directors' fees and expenses                                       28,231           2,938              14,319
  Legal fees                                                          4,922             674               4,394
  Registration fees                                                 191,086          50,740             113,259
  Printing                                                           64,168           5,490               5,277
  Amortization of organization expense                               12,438           4,807                   0
  Miscellaneous                                                      25,446             434              16,077
                                                                 ----------       ---------         -----------
Total expenses                                                   22,343,730       2,937,413           4,986,906
                                                                 ----------       ---------         -----------
Net investment income                                             3,750,496          62,341          45,693,817
                                                                 ----------       ---------         -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

Net realized gain (loss) from:

  Security transactions                                          69,544,732       1,879,672          12,852,617
  Futures transactions                                            7,952,965               0           5,173,979
  Foreign currency transactions                                 171,374,204      (1,575,611)          2,484,346
                                                                -----------      -----------         ----------
Net realized gain (loss) on investments,
futures and foreign currencies                                  248,871,901         304,061          20,510,942
                                                                -----------      -----------         ----------
Net increase (decrease) in unrealized
appreciation/depreciation of:
  Investments and futures                                        61,066,323      28,881,386         (34,027,668)
  Foreign currencies                                            (15,573,313)        (16,596)          2,248,515
                                                                ------------     -----------        ------------
Net increase (decrease) in unrealized appreciation/
depreciation on investments, futures and foreign currencies      45,493,010      28,864,790         (31,779,153)
                                                                ------------     -----------        ------------
Net realized and unrealized gain (loss) on
investments, futures and foreign currencies                     294,364,911      29,168,851         (11,268,211)
                                                                -----------      ----------         ------------
Net increase in net assets
resulting from operations                                      $298,115,407     $29,231,192         $34,425,606
                                                               ============     ===========         ===========



See Notes to Financial Statements.
-------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc.

                                                                  Bernstein       Bernstein           Bernstein
                                                                  Short           Government          Diversified
                                                                  Duration Plus   Short Duration      Municipal
                                                                  Portfolio       Portfolio           Portfolio

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest                                                        $17,009,381     $4,058,200          $22,940,004
  Dividends (net of foreign withholding taxes of
  $3,602,792 and $244,093)                                                  0              0                    0
                                                                  -----------     ----------          -----------
  Total income                                                     17,009,381      4,058,200           22,940,004
                                                                  -----------     ----------          -----------
  Expenses (Notes 1 and 2):
  Management fee                                                    1,396,170        337,160            2,224,885
  Shareholder servicing and administration fee                        279,234         67,432              444,977
  Custodian and transfer agent fees                                    76,196         44,140              139,089
  Auditing and tax consulting fees                                     11,632          4,517               16,350
  Insurance                                                             5,352          1,432                7,903
  Directors' fees and expenses                                          5,815          1,566                8,141
  Legal fees                                                            1,781            470                2,509
  Registration fees                                                    30,158         10,752               73,752
  Printing                                                              2,842            908                4,840
  Amortization of organization expense                                      0              0                    0
  Miscellaneous                                                         6,907          1,878                7,815
                                                                    ---------      ---------           ----------
Total expenses                                                      1,816,087        470,255            2,930,261
                                                                    ---------      ---------           ----------

Net investment income                                              15,193,294      3,587,945           20,009,743
                                                                   ----------      ---------           ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

Net realized gain (loss) from:

  Security transactions                                               998,928          3,876               72,265
  Futures transactions                                              1,070,562              0                    0
  Foreign currency transactions                                     1,016,175              0                    0
                                                                   ----------      ---------           ----------
Net realized gain (loss) on investments,
futures and foreign currencies                                      3,085,665          3,876               72,265
                                                                   ----------      ---------           ----------
Net increase (decrease) in unrealized
appreciation/depreciation of:
  Investments and futures                                          (4,776,369)      (498,584)          (1,555,121)
  Foreign currencies                                                  524,389              0                    0
                                                                   -----------     ----------          ----------
Net increase (decrease) in unrealized appreciation/
depreciation on investments, futures and foreign currencies        (4,251,980)      (498,584)          (1,555,121)
                                                                   -----------     ----------          ----------
Net realized and unrealized gain (loss) on
investments, futures and foreign currencies                        (1,166,315)      (494,708)          (1,482,856)
                                                                   -----------     ----------          ----------
Net increase in net assets
resulting from operations                                         $14,026,979      $3,093,237         $18,526,887

                                                                  ===========      ==========         ===========


                                                              Bernstein      Bernstein
                                                              California     New York
                                                              Municipal      Municipal
                                                              Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Interest                                                    $7,764,441     $15,045,223
  Dividends (net of foreign withholding taxes of
  $3,602,792 and $244,093)                                             0               0
                                                              ----------     -----------
  Total income                                                 7,764,441      15,045,223
                                                              ----------     -----------
  Expenses (Notes 1 and 2):
  Management fee                                                 777,120       1,427,405
  Shareholder servicing and administration fee                   155,424         285,481
  Custodian and transfer agent fees                               76,892          97,858
  Auditing and tax consulting fees                                 6,999          11,275
  Insurance                                                        2,734           5,263
  Directors' fees and expenses                                     2,719           5,429
  Legal fees                                                       3,718           1,675
  Registration fees                                               16,389          20,343
  Printing                                                         1,449           3,404
  Amortization of organization expense                                 0               0
  Miscellaneous                                                    2,814           5,391
                                                               ---------       ---------
Total expenses                                                 1,046,258       1,863,524
                                                               ---------       ---------

Net investment income                                          6,718,183      13,181,699
                                                               ---------      ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

Net realized gain (loss) from:

  Security transactions                                           15,419         460,480
  Futures transactions                                                 0               0
  Foreign currency transactions                                        0               0
                                                                --------         -------
Net realized gain (loss) on investments,
futures and foreign currencies                                    15,419         460,480
                                                                --------         -------
Net increase (decrease) in unrealized
appreciation/depreciation of:
  Investments and futures                                       (760,410)     (1,978,730)

  Foreign currencies                                                   0               0
                                                                --------      ----------
Net increase (decrease) in unrealized appreciation/
depreciation on investments, futures and foreign currencies     (760,410)     (1,978,730)
                                                                --------      ----------
Net realized and unrealized gain (loss) on
investments, futures and foreign currencies                     (744,991)     (1,518,250)
                                                               ---------      ----------
Net increase in net assets
resulting from operations                                     $5,973,192     $11,663,449
                                                              ==========     ===========



See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                     1997 Semiannual Report  15

Sanford C. Bernstein Fund, Inc.
Statements of Operations for the Six Months Ended March 31, 1997 (Unaudited) (continued)

                                                            BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                            SHORT DURATION     SHORT DURATION     SHORT DURATION
                                                            DIVERSIFIED        CALIFORNIA         NEW YORK
                                                            MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest                                                  $2,814,988         $1,678,139         $1,586,357
  Dividends                                                          0                  0                  0
                                                            ----------         ----------         ----------
  Total income                                               2,814,988          1,678,139          1,586,357
                                                            ----------         ----------         ----------
  Expenses (Notes 1 and 2):
  Management fee                                               315,368            189,916            162,872
  Shareholder servicing and administration fee                  63,881             38,156             32,692
  Custodian and transfer agent fees                             55,626             41,796             44,516
  Auditing and tax consulting fees                               3,808              3,006              2,754
  Insurance                                                      1,150                724                538
  Directors' fees and expenses                                   1,182                788                615
  Legal fees                                                       472                228                248
  Registration fees                                             18,477              3,683              7,549
  Printing                                                         775                398                539
  Amortization of organization expense                           2,015                695                790
  Miscellaneous                                                  1,441              1,054                928
                                                             ---------          ---------          ---------
  Total expenses                                               464,195            280,444            254,041

                                                             ---------          ---------          ---------
Net investment income                                        2,350,793          1,397,695          1,332,316
                                                            ----------         ----------         ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Security transactions                                        199,195             51,380             81,885
  Futures transactions                                               0                  0                  0
  Foreign currency transactions                                      0                  0                  0
                                                            ----------         ----------         ----------

Net realized gain (loss) on investments,
futures and foreign currencies                                 199,195             51,380             81,885
                                                            ----------         ----------         ----------

Net increase (decrease) in unrealized
appreciation/depreciation of:
  Investments and futures                                     (342,470)          (129,037)          (336,812)
  Foreign currencies                                                 0                  0                  0
                                                            ----------         ----------         ----------

Net increase (decrease) in unrealized appreciation/
depreciation on investments, futures and foreign currencies   (342,470)          (129,037)          (336,812)
                                                            ----------         ----------         ----------

Net realized and unrealized gain (loss) on
investments, futures and foreign currencies                   (143,275)           (77,657)          (254,927)
                                                            ----------         ----------         ----------

Net increase in net assets
resulting from operations                                   $2,207,518         $1,320,038         $1,077,389
                                                            ==========         ==========         ==========

See Notes to Financial Statements.
-------------------------------------------------------------------------------
16 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.
Statements of Changes in Net Assets


                                             Bernstein                   Bernstein                   Bernstein
                                             International Value         Emerging Markets Value      Intermediate Duration
                                             Portfolio                   Portfolio                   Portfolio

                                             Six Months    Year          Six Months    Year          Six Months     Year
                                             Ended 3/31/97 Ended         Ended 3/31/97 Ended         Ended 3/31/97  Ended
                                             (Unaudited)   9/30/96       (Unaudited)   9/30/96 (a)   (Unaudited)    9/30/96
------------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                        $3,750,496    $35,158,339      $62,341     $1,307,782   $45,693,817     $78,486,467
  Net realized gain (loss) on investments
  and futures transactions                     77,497,697     38,194,832    1,879,672        282,239    18,026,596      11,768,485
  Net realized gain (loss) on foreign
  currency transactions                       171,374,204    142,698,977   (1,575,611)      (298,151)    2,484,346       3,027,330
  Increase (decrease) in unrealized
  appreciation/depreciation of:
    Investments and futures                    61,066,323    145,585,886   28,881,386    (18,253,929)  (34,027,668)   (30,777,770)
    Foreign currencies                        (15,573,313)     5,645,925      (16,596)        (6,027)    2,248,515        383,823
                                              -----------    -----------   ----------    -----------   -----------      ----------

Net increase (decrease) in net assets
resulting from operations                     298,115,407    367,283,959   29,231,192    (16,968,086)   34,425,606      62,888,335
                                             ------------    -----------   ----------     -----------   -----------     ----------
Dividends and distributions to
 shareholders:
  Dividends from net investment income       (177,062,085)   (13,729,281)  (1,442,532)            0    (52,807,704)    (78,486,467)
  Distributions from net realized gains       (39,191,693)   (44,354,187)           0             0              0      (7,269,310)
  Distributions in excess of net
  investment income due to timing
  differences                                           0              0            0             0              0         (69,275)
  Distributions in excess of net realized
  gains due to timing differences                       0              0            0             0              0               0
                                           --------------   ------------   ----------    -----------   ------------   ------------

Total dividends and distributions
to shareholders                              (216,253,778)   (58,083,468)  (1,442,532)            0    (52,807,704)    (85,825,052)
                                           --------------  -------------   ----------    -----------   ------------   ------------
Capital-share transactions:
  Net proceeds from sales of shares           671,351,232  1,016,597,710   96,041,696   293,706,165    395,937,815     588,930,954
  Net proceeds from sales of shares
  issued to shareholders on reinvestment
  of dividends from net investment income
  and distributions from net realized
  gains                                       206,743,092     57,005,723    1,364,309             0     13,917,947      31,360,356
                                           --------------  -------------   ----------   ------------  -------------  -------------
Total proceeds from shares sold               878,094,324  1,073,603,433   97,406,005   293,706,165    409,855,762     620,291,310

  Cost of shares redeemed                    (184,671,001)  (247,657,568) (10,037,770)   (2,813,947)  (133,356,895)   (288,346,787)
                                           --------------  -------------  -----------   -----------  -------------   -------------
Increase (decrease) in net assets from
capital-share transactions                    693,423,323    825,945,865   87,368,235   290,892,218    276,498,867     331,944,523
                                           --------------  ------------- ------------  ------------  --------------  -------------
Net increase (decrease) in net assets         775,284,952  1,135,146,356  115,156,895   273,924,132     258,116,769    309,007,806

NET ASSETS:
Beginning of period                         3,131,258,261  1,996,111,905  273,924,132             0   1,451,776,136  1,142,768,330
                                           -------------- -------------- ------------  ------------  --------------  -------------

End of period                              $3,906,543,213 $3,131,258,261 $389,081,027  $273,924,132  $1,709,892,905 $1,451,776,136

                                           ============== ============== ============  ============  ============== ==============
                                               (b)            (c)             (d)           (e)           (f)           (g)


(a) Commenced operations December 15, 1995 (b) Includes undistributed net investment income/(excess distributions) of $(28,109,081) (c) Includes undistributed net investment income/(excess distributions) of $145,202,508 (d) Includes undistributed net investment income/(excess distributions) of $(370,471) (e) Includes undistributed net investment income/(excess distributions) of $1,009,720 (f) Includes undistributed net investment income/(excess distributions) of $(1,069,214) (g) Includes undistributed net investment income/(excess distributions) of $6,044,673

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                       1997 Semiannual Report 17

Sanford C. Bernstein Fund, Inc.
Statements of Changes in Net Assets (continued)

                                                         Bernstein                  Bernstein                   Bernstein
                                                      Short Duration             Government Short         Diversified Municipal
                                                      Plus Portfolio            Duration Portfolio              Portfolio
                                                ----------------------     ---------------------------  --------------------------
                                                  Six Months      Year      Six Months         Year       Six Months        Year
                                                Ended 3/31/97    Ended     Ended 3/31/97      Ended      Ended 3/31/97      Ended
                                                 (Unaudited)    9/30/96     (Unaudited)      9/30/96      (Unaudited)      9/30/96
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                       $ 15,193,294  $ 29,122,645   $  3,587,945  $  7,567,228  $ 20,009,743   $ 34,321,282
  Net realized gain (loss) on investments
   and futures transactions                      2,069,490     2,810,078          3,876       161,742        72,265      1,750,391
  Net realized gain (loss) on foreign
   currency transactions                         1,016,175       575,974              0             0             0              0
  Increase (decrease) in unrealized
   appreciation/depreciation of:
    Investments and futures                     (4,776,369)   (3,996,149)      (498,584)   (1,057,875)   (1,555,121)    (5,364,065)
    Foreign currencies                             524,389        85,565              0             0             0              0
                                              ------------  ------------   ------------  ------------  ------------   ------------
Net increase (decrease) in net assets
resulting from operations                       14,026,979    28,598,113      3,093,237     6,671,095    18,526,887     30,707,608
                                              ------------  ------------   ------------  ------------  ------------   ------------

Dividends and distributions
 to shareholders:
  Dividends from net investment income         (16,604,494)  (29,116,334)    (3,587,945)   (7,567,228)  (20,009,743)   (34,321,282)
  Distributions from net realized gains                  0             0              0             0      (787,195)      (306,492)
  Distributions in excess of net investment
   income due to timing differences                      0             0              0             0             0              0
  Distributions in excess of net realized
   gains due to timing differences                       0             0              0             0             0       (469,648)
                                              ------------  ------------   ------------  ------------  ------------   ------------
Total dividends and distributions
to shareholders                                (16,604,494)  (29,116,334)    (3,587,945)   (7,567,228)  (20,796,938)   (35,097,422)
                                              ------------  ------------   ------------  ------------  ------------   ------------
Capital-share transactions:
  Net proceeds from sales of shares            141,708,728   183,232,878     20,957,565    51,431,688   204,804,457    295,868,386
  Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends from net investment income
   and distributions from net realized gains     6,125,991    11,284,547      1,652,606     3,746,091     5,598,154      9,562,660
                                              ------------  ------------   ------------  ------------  ------------   ------------
Total proceeds from shares sold                147,834,719   194,517,425     22,610,171    55,177,779   210,402,611    305,431,046
  Cost of shares redeemed                      (98,149,742) (190,213,256)   (28,698,006)  (58,202,076)  (67,606,825)  (141,460,386)
                                              ------------  ------------   ------------  ------------  ------------   ------------

Increase (decrease) in net assets from
capital-share transactions                      49,684,977     4,304,169     (6,087,835)   (3,024,297)  142,795,786    163,970,660
                                              ------------  ------------   ------------  ------------  ------------   ------------
Net increase (decrease) in net assets           47,107,462     3,785,948     (6,582,543)   (3,920,430)  140,525,735    159,580,846


NET ASSETS:
  Beginning of period                          538,247,740   534,461,792    139,802,138   143,722,568   820,395,309    660,814,463
                                              ------------  ------------   ------------  ------------  ------------   ------------
  End of period                               $585,355,202  $538,247,740   $133,219,595  $139,802,138  $960,921,044   $820,395,309
                                              ============  ============   ============  ============  ============   ============
                                                   (h)           (i)            (j)           (j)           (k)            (k)

(h) Includes undistributed net investment income/(excess distributions) of $(451,365) (i) Includes undistributed net investment income/(excess distributions) of $959,835 (j) Includes undistributed net investment income/(excess distributions) of $55,344 (k) Includes undistributed net investment income/(excess distributions) of $52,427

See Notes to Financial Statements.
-------------------------------------------------------------------------------
18     Sanford C. Bernstein Fund, Inc.

                                                                                                               BERNSTEIN
                                                     BERNSTEIN                    BERNSTEIN                 SHORT DURATION
                                                CALIFORNIA MUNICIPAL         NEW YORK MUNICIPAL          DIVERSIFIED MUNICIPAL
                                                     PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                             ---------------------------  --------------------------  ----------------------------
                                               Six Months      Year         Six Months      Year        Six Months       Year
                                             Ended 3/31/97     Ended      Ended 3/31/97     Ended     Ended 3/31/97      Ended
                                              (Unaudited)     9/30/96      (Unaudited)     9/30/96     (Unaudited)      9/30/96
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $  6,718,183   $ 11,043,785   $ 13,181,699  $ 23,548,419  $  2,350,793   $  4,291,998
  Net realized gain (loss) on investments
   and futures transactions                        15,419        135,416        460,480        13,310       199,195        110,414
  Net realized gain (loss) on foreign
   currency transactions                                0              0              0             0             0              0
  Increase (decrease) in unrealized
   appreciation/depreciation of:
    Investments and futures                      (760,410)      (408,331)    (1,978,730)   (3,027,322)     (342,470)      (693,123)
    Foreign currencies                                  0              0              0             0             0              0
                                             ------------   ------------   ------------  ------------  ------------   ------------
Net increase (decrease) in net assets
resulting from operations                       5,973,192     10,770,870     11,663,449    20,534,407     2,207,518      3,709,289
                                             ------------   ------------   ------------  ------------  ------------   ------------


Dividends and distributions
 to shareholders:
  Dividends from net investment income         (6,718,183)   (11,043,785)   (13,181,699)  (23,548,419)   (2,350,793)    (4,291,998)
  Distributions from net realized gains                 0              0              0      (822,385)     (123,014)      (388,194)
  Distributions in excess of net investment
   income due to timing differences                     0              0              0             0             0              0
  Distributions in excess of net realized
   gains due to timing differences                      0              0              0    (1,256,955)            0              0
                                             ------------   ------------   ------------  ------------  ------------   ------------
Total dividends and distributions
to shareholders                                (6,718,183)   (11,043,785)   (13,181,699)  (25,627,759)   (2,473,807)    (4,680,192)
                                             ------------   ------------   ------------  ------------  ------------   ------------

Capital-share transactions:
  Net proceeds from sales of shares            75,253,216    132,430,542    102,104,618   172,804,818    68,518,746     73,713,818
  Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends from net investment income
   and distributions from net realized gains    1,732,017      3,072,406      4,132,401    10,023,482       905,871      1,748,058
                                             ------------   ------------   ------------  ------------  ------------   ------------
Total proceeds from shares sold                76,985,233    135,502,948    106,237,019   182,828,300    69,424,617     75,461,876
  Cost of shares redeemed                     (29,271,243)   (63,423,107)   (43,974,468)  (97,061,014)  (43,984,797)   (56,720,363)
                                             ------------   ------------   ------------  ------------  ------------   ------------
Increase (decrease) in net assets from
capital-share transactions                     47,713,990     72,079,841     62,262,551    85,767,286    25,439,820     18,741,513
                                             ------------   ------------   ------------  ------------  ------------   ------------
Net increase (decrease) in net assets          46,968,999     71,806,926     60,744,301    80,673,934    25,173,531     17,770,610

NET ASSETS:
  Beginning of period                         285,757,835    213,950,909    539,216,738   458,542,804   119,095,962    101,325,352
                                             ------------   ------------   ------------  ------------  ------------   ------------
  End of period                              $332,726,834   $285,757,835   $599,961,039  $539,216,738  $144,269,493   $119,095,962
                                             ============   ============   ============  ============  ============   ============
                                                  (l)            (l)            (m)           (m)           (n)            (n)


                                                              BERNSTEIN                          BERNSTEIN
                                                           SHORT DURATION                     SHORT DURATION
                                                        CALIFORNIA MUNICIPAL                NEW YORK MUNICIPAL
                                                              PORTFOLIO                          PORTFOLIO
                                                     ----------------------------     -------------------------------
                                                      Six Months         Year          Six Months            Year
                                                     Ended 3/31/97       Ended        Ended 3/31/97          Ended
                                                      (Unaudited)       9/30/96        (Unaudited)          9/30/96
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                               $ 1,397,695     $ 2,695,258      $ 1,332,316        $ 2,176,199
  Net realized gain (loss) on investments
   and futures transactions                                51,380          80,991           81,885            201,709
  Net realized gain (loss) on foreign
   currency transactions                                        0               0                0                  0

  Increase (decrease) in unrealized
   appreciation/depreciation of:
    Investments and futures                              (129,037)       (443,925)        (336,812)          (495,760)
    Foreign currencies                                          0               0                0                  0
                                                      -----------     -----------      -----------        -----------
Net increase (decrease) in net assets
resulting from operations                               1,320,038       2,332,324        1,077,389          1,882,148
                                                      -----------     -----------      -----------        -----------
Dividends and distributions
 to shareholders:
  Dividends from net investment income                 (1,397,695)     (2,695,258)      (1,332,316)        (2,176,199)
  Distributions from net realized gains                   (72,491)       (254,565)        (201,610)           (43,798)
  Distributions in excess of net investment
   income due to timing differences                             0               0                0                  0
  Distributions in excess of net realized
   gains due to timing differences                              0               0                0                  0
                                                      -----------     -----------      -----------        -----------
Total dividends and distributions
to shareholders                                        (1,470,186)     (2,949,823)      (1,533,926)        (2,219,997)
                                                      -----------     -----------      -----------        -----------

Capital-share transactions:
  Net proceeds from sales of shares                    23,506,708      49,356,157       32,784,434         34,970,413
  Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends from net investment income
   and distributions from net realized gains              626,744       1,282,316          789,243            976,885
                                                      -----------     -----------      -----------        -----------
Total proceeds from shares sold                        24,133,452      50,638,473       33,573,677         35,947,298
  Cost of shares redeemed                             (19,092,581)    (40,625,428)     (15,170,421)       (32,080,549)
                                                      -----------     -----------      -----------        -----------
Increase (decrease) in net assets from
capital-share transactions                              5,040,871      10,013,045       18,403,256          3,866,749
                                                      -----------     -----------      -----------        -----------
Net increase (decrease) in net assets                   4,890,723       9,395,546       17,946,719          3,528,900

NET ASSETS:
  Beginning of period                                  72,925,268      63,529,722       58,750,234         55,221,334
                                                      -----------     -----------      -----------        -----------
  End of period                                       $77,815,991     $72,925,268      $76,696,953        $58,750,234
                                                      ===========     ===========      ===========        ===========
                                                          (o)             (o)              (p)                (p)

(l) Includes undistributed net investment income/(excess distributions) of $(31,860) (m) Includes undistributed net investment income/(excess distributions) of $9,519 (n) includes undistributed net investment income/(excess distributions) of $(9,678) (o) Includes undistributed net investment income/(excess distributions) of $(20,838) (p) Includes undistributed net investment income/(excess distributions) of $172

See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                  1997 Semiannual Report     19

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                                      Bernstein International Value Portfolio
                                                   ------------------------------------------------------------------------------

                                                     Six Months
                                                    Ended 3/31/97      Year Ended     Year Ended     Year Ended     Year Ended
                                                     (Unaudited)          9/30/96       9/30/95        9/30/94        9/30/93
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     18.14        $    16.08      $    16.57      $    15.39    $    11.98
                                                    -----------        ----------      ----------      ----------    ----------
 Income from investment operations:
  Investment income, net                                   0.02              0.23            0.18            0.19          0.05
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies             1.53              2.26            0.07            1.13          3.54
                                                    -----------        ----------      ----------      ----------    ----------
Total from investment operations                           1.55              2.49            0.25            1.32          3.59
                                                    -----------        ----------      ----------      ----------    ----------
Less distributions:
 Dividends from taxable net investment income             (0.99)            (0.10)          (0.11)          (0.02)        (0.05)
 Dividends from tax-exempt net
  investment income                                           0                 0               0               0             0
 Distributions from net realized gains                    (0.22)            (0.33)          (0.63)          (0.12)         (0.13)
 Distributions in excess of net investment
  income due to timing differences                            0                 0               0               0              0
 Distributions in excess of net realized
  gains due to timing differences                             0                 0               0               0              0
                                                    -----------        ----------      ----------      ----------     ----------
Total distributions                                       (1.21)            (0.43)          (0.74)          (0.14)         (0.18)
                                                    -----------        ----------      ----------      ----------      ----------
Net asset value, end of period                      $     18.48        $    18.14       $    16.08     $    16.57     $    15.39
                                                    ===========        ==========       ==========      =========     ==========
Total return                                               8.87%            15.83%            1.84%          8.55%         30.45%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)            $ 3,906,543        $3,131,258       $1,996,112     $1,343,266     $  539,936
 Average net assets (000 omitted)                   $ 3,480,796        $2,569,586       $1,591,703     $  948,563     $  235,839
 Ratio of expenses to average net assets                   1.29%*            1.31%            1.35%          1.39%          1.53%
 Ratio of net investment income to average
  net assets                                               0.22%*            1.37%            1.17%          1.13%          1.27%
 Portfolio turnover rate                                  11.89%            21.89%           29.53%         23.78%         21.22%
 Average commission rate per share                       0.0309            0.0234             N/A            N/A            N/A



*Annualized
See Notes to Financial Statements
-------------------------------------------------------------------------------
20     Sanford C. Bernstein Fund, Inc.

                                                    Bernstein
                                                  International
                                                      Value               Bernstein Emerging
                                                    Portfolio           Markets Value Portfolio
                                                  -------------      ----------------------------
                                                                      Six Months
                                                    Year Ended       Ended 3/31/97     Year Ended
                                                    9/30/92 (a)       (Unaudited)      9/30/96(b)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $12.50            $21.82           $20.00
                                                    ----------        ----------       ----------
 Income from investment operations:
  Investment income, net                                  0.02              0.01             0.18
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies           (0.54)         2.05 (c)         1.64 (c)
                                                    ----------        ----------       ----------
Total from investment operations                         (0.52)             2.06             1.82
                                                    ----------        ----------       ----------
Less distributions:
 Dividends from taxable net investment income                0             (0.08)               0
 Dividends from tax-exempt net
  investment income                                          0                 0                0
 Distributions from net realized gains                       0                 0                0
 Distributions in excess of net investment
  income due to timing differences                           0                 0                0
 Distributions in excess of net realized
  gains due to timing differences                            0                 0                0
                                                    ----------        ----------       ----------
Total distributions                                          0             (0.08)               0
                                                    ----------        ----------       ----------
Net asset value, end of period                          $11.98            $23.80           $21.82
                                                    ==========        ==========       ==========
Total return                                             (4.16)%            5.25%+           4.80%+

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)               $75,255          $389,081         $273,924
 Average net assets (000 omitted)                      $41,234          $326,469         $165,362
 Ratio of expenses to average net assets                  2.00%*            1.80%*           1.92%*
 Ratio of net investment income to average
  net assets                                              0.59%*            0.04%*           1.01%*
 Portfolio turnover rate                                  1.12%             7.68%            9.81%
 Average commission rate per share                         N/A            0.0026           0.0027

                                                                    Bernstein Intermediate Duration Portfolio
                                               ---------------------------------------------------------------------------------
                                                Six Months
                                               Ended 3/31/97  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                (Unaudited)     9/30/96       9/30/95       9/30/94       9/30/93       9/30/92

--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $13.08        $13.30        $12.54        $13.92        $13.82        $13.19
                                                ----------    ----------    ----------    ----------    ----------    ----------
 Income from investment operations:
  Investment income, net                              0.38          0.80          0.78          0.68          0.76          0.90
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies       (0.06)        (0.14)         0.77         (1.15)         0.68          0.79
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.32          0.66          1.55         (0.47)         1.44          1.69
                                                ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
 Dividends from taxable net investment income        (0.44)        (0.80)        (0.76)        (0.70)        (0.76)        (0.90)
 Dividends from tax-exempt net
  investment income                                      0             0             0             0             0             0
 Distributions from net realized gains                   0         (0.08)            0         (0.08)        (0.58)        (0.16)
 Distributions in excess of net investment
  income due to timing differences                       0             0         (0.03)            0             0             0
 Distributions in excess of net realized
  gains due to timing differences                        0             0             0         (0.13)            0             0
                                                ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                                  (0.44)        (0.88)        (0.79)        (0.91)        (1.34)        (1.06)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                      $12.96        $13.08        $13.30        $12.54        $13.92        $13.82
                                                ==========    ==========    ==========    ==========    ==========    ==========
Total return                                          2.41%         5.05%        12.82%        (3.54)%       11.30%        13.32%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)        $1,709,893    $1,451,776    $1,142,768      $848,529      $693,772      $524,301
 Average net assets (000 omitted)               $1,601,434    $1,310,208      $957.247      $764,519      $595,273      $444,750
 Ratio of expenses to average net assets              0.62%*        0.63%         0.64%         0.65%         0.66%         0.67%
 Ratio of net investment income to average
  net assets                                          5.72%*        5.99%         6.11%         5.14%         5.59%         6.64%
 Portfolio turnover rate                             93.17%       141.04%       212.40%       203.73%        60.77%       149.71%
 Average commission rate per share                     N/A           N/A           N/A           N/A           N/A           N/A

+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% transaction fee. Total return to a shareholder for the periods ending March 31, 1997 and September 30, 1996, without taking account of these transaction fees would have been 9.59% and 9.10%, respectively.
* Annualized
(a) Commenced operations June 22, 1992
(b) Commenced operations December 15, 1995
(c) Includes effect of portfolio transaction fee. See Note 1 in Notes to Financial Statements.

See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                   1997 Semiannual Report    21

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                        Bernstein Short Duration Plus Portfolio

                                             Six Months
                                            Ended 3/31/97  Year Ended  Year Ended  Year Ended  Year Ended
                                             (Unaudited)     9/30/96     9/30/95     9/30/94     9/30/93
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $12.48         $12.49      $12.32      $12.89      $13.14
                                              -------        -------     -------     -------     -------
Income from investment operations:
 Investment income, net                          0.34           0.69        0.70        0.55        0.59
 Net realized and unrealized gain (loss) on
 investments, futures and foreign currencies    (0.02)         (0.01)       0.18       (0.40)       0.10
                                              -------        -------     -------     -------     -------
Total from investment operations                 0.32           0.68        0.88        0.15        0.69
                                              -------        -------     -------     -------     -------
Less distributions:
 Dividends from taxable net investment income   (0.37)         (0.69)      (0.69)      (0.56)      (0.59)
 Dividends from tax-exempt net
  investment income                                 0              0           0           0           0
 Distributions from net realized gains              0              0           0           0       (0.35)
 Distributions in excess of net investment
  income due to timing differences                  0              0       (0.02)          0           0
 Distributions in excess of net realized
  gains due to timing differences                   0              0           0       (0.16)          0
                                              -------        -------     -------     -------     -------
Total distributions                             (0.37)         (0.69)      (0.71)      (0.72)      (0.94)
                                              -------        -------     -------     -------     -------
Net asset value, end of period                 $12.43         $12.48      $12.49      $12.32      $12.89
                                              =======        =======     =======     =======     =======
Total return                                     2.60%          5.54%       7.36%       1.14%       5.49%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)     $585,355       $538,248    $534,462    $550,415    $508,959
 Average net assets (000 omitted)            $560,275       $532,094    $536,042    $529,892    $535,889
 Ratio of expenses to average net assets         0.65%*         0.65%       0.65%       0.65%       0.66%
 Ratio of net investment income to average
  net assets                                     5.44%*         5.47%       5.69%       4.30%       4.52%
 Portfolio turnover rate                        61.12%        169.96%      61.03%     285.80%     112.87%
 Average commission rate per share               N/A            N/A         N/A          N/A        N/A





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
22       Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                              Bernstein
                                           Short Duration
                                           Plus Portfolio                 Bernstein Government Short Duration Portfolio

                                                           Six Months
                                              Year Ended  Ended 3/31/97  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                9/30/92    (Unaudited)     9/30/96     9/30/95     9/30/94     9/30/93    9/30/92
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $12.84      $12.48        $12.55      $12.34       $12.87      $13.14     $12.93
                                                -------     -------       -------     -------      -------     -------    -------
Income from investment operations:
 Investment income, net                            0.75        0.33          0.65        0.69         0.49        0.44       0.66
 Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies      0.44       (0.04)        (0.07)       0.21        (0.38)       0.20       0.41
                                                -------     -------       -------     -------      -------     -------    -------
Total from investment operations                   1.19        0.29          0.58        0.90         0.11        0.64       1.07
                                                -------     -------       -------     -------      -------     -------    -------
Less distributions:
 Dividends from taxable net investment income     (0.75)      (0.33)        (0.65)      (0.69)       (0.49)      (0.44)     (0.66)
 Dividends from tax-exempt net
  investment income                                   0           0             0           0            0           0          0
 Distributions from net realized gains            (0.14)          0             0           0            0       (0.47)     (0.20)
 Distributions in excess of net investment
  income due to timing differences                    0           0             0           0            0           0          0
 Distributions in excess of net realized
  gains due to timing differences                     0           0             0           0        (0.15)          0          0
                                                -------     -------       -------     -------      -------     -------    -------
Total distributions                               (0.89)      (0.33)        (0.65)      (0.69)       (0.64)      (0.91)     (0.86)
                                                -------     -------       -------     -------      -------     -------    -------
Net asset value, end of period                   $13.14      $12.44        $12.48      $12.55       $12.34      $12.87     $13.14
                                                =======     =======       =======     =======      =======     =======    =======
Total return                                       9.60%       2.36%         4.76%       7.55%        0.85%       5.11%      8.57%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)       $535,980    $133,220      $139,802    $143,723     $185,028    $212,531   $254,950
 Average net assets (000 omitted)              $482,467    $135,207      $145,268    $145,710     $188,013    $239,462   $238,381
 Ratio of expenses to average net assets           0.66%       0.70%*        0.69%       0.69%        0.68%       0.68%      0.68%

 Ratio of net investment income to average
  net assets                                       5.75%       5.32%*        5.21%       5.58%        3.85%       3.40%      5.02%
 Portfolio turnover rate                         169.60%      26.66%       155.29%      49.34%      213.02%     130.40%    220.86%
 Average commission rate per share                 N/A         N/A           N/A          N/A         N/A         N/A        N/A

                                                   Bernstein Diversified
                                                    Municipal Portfolio

                                                    Six Months
                                                  Ended 3/31/97  Year Ended
                                                   (Unaudited)    9/30/96
---------------------------------------------------------------------------
Net asset value, beginning of period                  $13.44      $13.50
                                                     -------     -------
Income from investment operations:
 Investment income, net                                 0.30        0.63
 Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies          (0.01)      (0.04)
                                                     -------     -------
Total from investment operations                        0.29        0.59
                                                     -------     -------
Less distributions:
 Dividends from taxable net investment income          (0.01)      (0.01)
 Dividends from tax-exempt net
  investment income                                    (0.29)      (0.62)
 Distributions from net realized gains                 (0.01)      (0.02)
 Distributions in excess of net investment
  income due to timing differences                         0           0
 Distributions in excess of net realized
  gains due to timing differences                          0           0
                                                     -------     -------
Total distributions                                    (0.31)      (0.65)
                                                     -------     -------
Net asset value, end of period                        $13.42      $13.44
                                                     =======     =======
Total return                                            2.21%       4.38%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)            $960,921    $820,395
 Average net assets (000 omitted)                   $893,214    $744,452
 Ratio of expenses to average net assets                0.66%*      0.66%
 Ratio of net investment income to average
  net assets                                            4.49%*      4.61%
 Portfolio turnover rate                                9.05%      25.22%
 Average commission rate per share                       N/A         N/A

*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                  1997 Semiannual Report      23

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                                        Bernstein
                                                                                                        California
                                                                                                         Municipal
                                                  Bernstein Diversified Municipal Portfolio             Portfolio
                                    --------------------------------------------------------------     -------------
                                                                                                        Six Months
                                    Year Ended       Year Ended       Year Ended       Year Ended      Ended 3/31/97
                                      9/30/95          9/30/94          9/30/93          9/30/92        (Unaudited)
                                    -----------      -----------      -----------      -----------     -------------
Net asset value,
beginning of period                      $12.99           $13.78           $13.40           $13.01           $13.58
                                    -----------      -----------      -----------      -----------      -----------

Income from investment
operations:

  Investment income, net                   0.65             0.61             0.63             0.71             0.30

  Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies           0.51            (0.72)            0.49             0.42            (0.02)
                                    -----------      -----------      -----------      -----------      -----------

Total from investment operations           1.16            (0.11)            1.12             1.13             0.28
                                    -----------      -----------      -----------      -----------      -----------

Less distributions:

  Dividends from taxable
  net investment income                   (0.02)           (0.01)           (0.01)           (0.11)           (0.01)

  Dividends from tax-exempt net
  investment income                       (0.63)           (0.60)           (0.62)           (0.60)           (0.29)

  Distributions from net
  realized gains                              0            (0.03)           (0.11)           (0.03)               0

  Distributions in excess of
  net investment income due
  to timing differences                       0                0                0                0                0

  Distributions in excess of

  net realized gains due to
  timing differences                          0            (0.04)               0                0                0
                                    -----------      -----------      -----------      -----------      -----------

Total distributions                       (0.65)           (0.68)           (0.74)           (0.74)           (0.30)
                                    -----------      -----------      -----------      -----------      -----------
Net asset value,
end of period                            $13.50           $12.99           $13.78           $13.40           $13.56
                                    ===========      ===========      ===========      ===========      ===========

Total return                               9.16%           (0.80)%           8.61%            8.91%            2.03%

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of
  period (000 omitted)                 $660,814         $552,134         $449,668         $301,746         $332,727

  Average net assets
  (000 omitted)                        $572,769         $509,380         $375,576         $256,850         $311,964

  Ratio of expenses to
  average net assets                       0.66%            0.67%            0.69%            0.69%            0.67%*

  Ratio of net investment
  income to average net assets             4.89%            4.57%            4.64%            5.33%            4.32%*

  Portfolio turnover rate                 42.55%           34.45%           34.74%           48.22%           12.95%

  Average commission
  rate per share                            N/A              N/A              N/A              N/A              N/A

*Annualized
See Notes to Financial Statements.
-------------------------------------------------------------------------------
24    Sanford C. Bernstein Fund, Inc.

                                                          Bernstein California Municipal Portfolio
                                    -------------------------------------------------------------------------------
                                    Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                      9/30/96          9/30/95          9/30/94          9/30/93          9/30/92
                                    -----------      -----------      -----------      -----------      -----------
Net asset value,
beginning of period                      $13.58           $13.06           $13.83           $13.38           $12.94
                                    -----------      -----------      -----------      -----------      -----------

Income from investment
operations:


  Investment income, net                   0.61             0.64             0.61             0.60             0.66

  Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies              0             0.52            (0.74)            0.52             0.45
                                    -----------      -----------      -----------      -----------      -----------

Total from investment operations           0.61             1.16            (0.13)            1.12             1.11
                                    -----------      -----------      -----------      -----------      -----------

Less distributions:

  Dividends from taxable
  net investment income                   (0.03)           (0.05)           (0.02)           (0.02)           (0.07)

  Dividends from tax-exempt net
  investment income                       (0.58)           (0.59)           (0.59)           (0.58)           (0.59)

  Distributions from
  net realized gains                          0                0                0            (0.07)           (0.01)

  Distributions in excess
  of net investment income
  due to timing differences                   0                0                0                0                0

  Distributions in excess of
  net realized gains due to
  timing differences                          0                0            (0.03)               0                0
                                    -----------      -----------      -----------      -----------      -----------

Total distributions                       (0.61)           (0.64)           (0.64)           (0.67)           (0.67)
                                    -----------      -----------      -----------      -----------      -----------
Net asset value,
end of period                            $13.58           $13.58           $13.06           $13.83           $13.38
                                    ===========      ===========      ===========      ===========      ===========

Total return                               4.60%            9.11%           (0.98)%           8.60%            8.76%

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of
  period (000 omitted)                 $285,758         $213,951         $192,993         $150,115          $83,043

  Average net assets
  (000 omitted)                        $246,410         $185,990         $168,797         $116,301          $65,492

  Ratio of expenses to
  average net assets                       0.68%            0.69%            0.70%            0.73%            0.77%

  Ratio of net investment
  income to average
  net assets                               4.48%            4.78%            4.51%            4.36%            4.96%

  Portfolio turnover rate                 23.87%           63.89%           24.55%           23.79%           53.08%


  Average commission
  rate per share                            N/A              N/A              N/A              N/A              N/A

                                            Bernstein New York
                                           Municipal Portfolio
                                   ------------------------------
                                     Six Months
                                   Ended 3/31/97      Year Ended
                                    (Unaudited)         9/30/96
                                    -----------       -----------
Net asset value,
beginning of period                      $13.35            $13.48
                                    -----------       -----------
Income from investment
operations:

  Investment income, net                   0.31              0.64

  Net realized and unrealized
  gain (loss) on investments,
  futures and foreign currencies          (0.03)            (0.07)
                                    -----------       -----------

Total from investment operations           0.28              0.57
                                    -----------       -----------

Less distributions:

  Dividends from taxable
  net investment income                   (0.01)            (0.02)

  Dividends from tax-exempt net
  investment income                       (0.30)            (0.62)

  Distributions from net
  realized gains                              0             (0.06)

  Distributions in excess of
  net investment income due
  to timing differences                       0                 0

  Distributions in excess of
  net realized gains due to
  timing differences                          0                 0

                                    -----------       -----------
Total distributions                       (0.31)            (0.70)
                                    -----------       -----------
Net asset value,
end of period                            $13.32            $13.35
                                    ===========       ===========


Total return                               2.10%             4.31%

RATIOS/SUPPLEMENTAL DATA

  Net assets, end of
  period (000 omitted)                 $599,961          $539,217

  Average net assets
  (000 omitted)                        $572,880          $497,391

  Ratio of expenses to
  average net assets                       0.65%*            0.66%

  Ratio of net investment
  income to average net assets             4.61%*            4.73%

  Portfolio turnover rate                 13.54%            26.19%

  Average commission
  rate per share                            N/A               N/A

*Annualized
See Notes to Financial Statements.
-------------------------------------------------------------------------------
                                                   1997 Semiannual Report    25

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                                                                                  Bernstein
                                                                                                                Short Duration
                                                       Bernstein New York Municipal Portfolio                    Diversified
                                                                                                                  Municipal
                                                                                                                  Portfolio

                                                                                                                 Six Months
                                                 Year Ended      Year Ended      Year Ended      Year Ended     Ended 3/31/97
                                                   9/30/95         9/30/94         9/30/93        9/30/92        (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.98          $13.80          $13.47          $13.05         $12.52
                                                   ------          ------          ------          ------         ------
Income from investment operations:
  Investment income, net                             0.65            0.64            0.67            0.74           0.23
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies       0.50           (0.75)           0.46            0.44          (0.01)
                                                    -----          ------          ------          ------         ------
Total from investment operations                     1.15           (0.11)           1.13            1.18           0.22
                                                    -----          ------          ------          ------         ------
Less distributions:
  Dividends from taxable net investment income      (0.02)          (0.02)          (0.01)          (0.11)         (0.01)
  Dividends from tax-exempt net
  investment income                                 (0.63)          (0.62)          (0.66)          (0.63)         (0.22)
  Distributions from net realized gains                 0           (0.03)          (0.13)          (0.02)         (0.01)
  Distributions in excess of net investment
   income due to timing differences                     0               0               0               0              0
  Distributions in excess of net realized
   gains due to timing differences                      0           (0.04)              0               0              0
                                                    -----          ------          ------          ------         -------
Total distributions                                 (0.65)          (0.71)          (0.80)          (0.76)          (0.24)
                                                    -----          ------          ------          ------          ------
Net asset value, end of period                     $13.48          $12.98          $13.80          $13.47          $12.50
                                                   ======         =======          ======         =======         ========
Total return                                         9.14%          (0.81)%          8.68%           9.31%           1.80%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $458,543        $408,021        $336,101        $238,871        $144,269
  Average net assets (000 omitted)               $413,892        $381,144        $277,930        $210,474        $128,242
  Ratio of expenses to average net assets            0.66%           0.67%           0.69%           0.69%           0.73%*
  Ratio of net investment income to average
  net assets                                         4.95%           4.78%           4.91%           5.55%           3.68%*
  Portfolio turnover rate                           44.84%          22.45%          34.58%          42.53%          28.78%
  Average commission rate per share                  N/A             N/A             N/A             N/A             N/A


*Annualized
See Notes to Financial Statements.

--------------------------------------------------------------------------------
26     Sanford C. Bernstein Fund, Inc.


                                                                  Bernstein
                                                               Short Duration
                                                           Diversified Municipal
                                                                  Portfolio


                                                            Year Ended      Year Ended
                                                              9/30/96       9/30/95 (d)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.63          $12.50
                                                              ------          ------
Income from investment operations:
  Investment income, net                                        0.52            0.55
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies                 (0.06)           0.13
                                                              ------          ------
Total from investment operations                               0.46            0.68
                                                              ------          ------
Less distributions:
  Dividends from taxable net investment income                (0.02)          (0.04)
  Dividends from tax-exempt net
  investment income                                           (0.50)          (0.51)
  Distributions from net realized gains                       (0.05)              0
  Distributions in excess of net investment
   income due to timing differences                               0               0
  Distributions in excess of net realized
   gains due to timing differences                                0               0
                                                              ------          ------
Total distributions                                           (0.57)          (0.55)
                                                              ------          ------
Net asset value, end of period                               $12.52          $12.63
                                                             ======          ======
Total return                                                   3.68%           5.55%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                  $119,096        $101,325
  Average net assets (000 omitted)                         $105,467        $ 85,893
  Ratio of expenses to average net assets                      0.71%           0.72%*
  Ratio of net investment income to average
  net assets                                                   4.07%           4.32%*
  Portfolio turnover rate                                     63.40%           73.50%
  Average commission rate per share                           N/A             N/A


                                                                 Bernstein
                                                               Short Duration
                                                            California Municipal
                                                                 Portfolio

                                                  Six Months
                                                 Ended 3/31/97    Year Ended      Year Ended
                                                  (Unaudited)       9/30/96       9/30/95 (d)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $12.53            $12.65          $12.50
                                                  ------            ------          ------
Income from investment operations:
  Investment income, net                            0.23              0.50             0.53
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies     (0.01)            (0.07)            0.15
                                                   -----            ------          -------
Total from investment operations                    0.22              0.43             0.68
                                                   -----            ------          -------
Less distributions:
  Dividends from taxable net investment income     (0.03)            (0.05)           (0.06)
  Dividends from tax-exempt net
  investment income                                (0.20)            (0.45)           (0.47)
  Distributions from net realized gains            (0.01)            (0.05)              0
  Distributions in excess of net investment
   income due to timing differences                    0                 0               0
  Distributions in excess of net realized
   gains due to timing differences                     0                 0               0
                                                  ------           -------         -------
Total distributions                                (0.24)            (0.55)          (0.53)
                                                  ------           -------         -------
Net asset value, end of period                    $12.51            $12.53          $12.65
                                                  ======            ======          ======
Total return                                        1.78%             3.50%           5.58%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $77,816           $72,925         $63,530
  Average net assets (000 omitted)               $76,554           $68,060         $49,944
  Ratio of expenses to average net assets           0.73%*            0.72%           0.73%*
  Ratio of net investment income to average
  net assets                                        3.66%*            3.96%           4.12%*
  Portfolio turnover rate                          32.83%            60.76%          89.33%
  Average commission rate per share                  N/A               N/A             N/A

                                                                  Bernstein
                                                               Short Duration
                                                              New York Municipal
                                                                  Portfolio

                                                  Six Months
                                                 Ended 3/31/97    Year Ended      Year Ended
                                                  (Unaudited)       9/30/96       9/30/95 (d)
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period              $12.52            $12.60          $12.50
                                                  ------            ------          ------
Income from investment operations:
  Investment income, net                            0.26              0.51             0.54
  Net realized and unrealized gain (loss) on
   investments, futures and foreign currencies     (0.04)            (0.07)            0.10
                                                   -----            ------          -------
Total from investment operations                    0.22              0.44             0.64
                                                   -----            ------          -------
Less distributions:
  Dividends from taxable net investment income     (0.05)            (0.02)           (0.05)
  Dividends from tax-exempt net
  investment income                                (0.21)            (0.49)           (0.49)
  Distributions from net realized gains            (0.04)            (0.01)            0
  Distributions in excess of net investment
   income due to timing differences                 0                 0               0
  Distributions in excess of net realized
   gains due to timing differences                  0                 0               0
                                                  ------           -------         -------
Total distributions                                (0.30)            (0.52)          (0.54)
                                                  ------           -------         -------
Net asset value, end of period                    $12.44            $12.52          $12.60
                                                  ======            ======          ======
Total return                                        1.74%             3.53%           5.24%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $76,697           $58,750         $55,221
  Average net assets (000 omitted)               $65,658           $54,087         $50,642
  Ratio of expenses to average net assets           0.77%*            0.74%           0.73%*
  Ratio of net investment income to average
  net assets                                        4.07%*            4.02%           4.23%*
  Portfolio turnover rate                          34.39%            55.81%         112.15%
  Average commission rate per share                  N/A               N/A             N/A

*Annualized
(d) Commenced operations October 3, 1994
See Notes to Financial Statements.

-------------------------------------------------------------------------------
                                                  1997 Semiannual Report     27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (Unaudited)

NOTE 1.  Organization and Significant Accounting Policies
         Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 11 series of shares (the "Portfolios"), each with its own investment objectives. At March 31, 1997, the 11 Portfolios are Bernstein International Value, Bernstein Emerging Markets Value, Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal.

     A.  Portfolio Valuation
         The net asset value of each Portfolio is computed as of the close of regular trading of the Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by the Manager. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

     B.  Foreign Currency Translation
 The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

 Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities at the current exchange rate are reflected as part of unrealized appreciation/depreciation on investments and foreign currencies.


 The International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

     C.  Security Transactions and Related Investment Income
 Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

     D.  Futures Contracts
 Upon entering into a futures contract, the Fund is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Fund each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Fund. If the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

     E.  Written Options
 When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The

--------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc.

 current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

     F.  Federal Income Taxes

 Each of the 11 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to comply or continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

     G.  Repurchase Agreements
 Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

     H. Securities Transactions on a When-Issued or Delayed-Delivery Basis Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time the Fund commits to purchase a security on a when-issued basis, the Fund will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time the Fund commits to sell a security on a delayed-delivery basis, the Fund will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

     I.  Distribution of Income and Gains
 Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

 Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

     J.  Expenses

 Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

     K.  Organization Costs
 Costs incurred in connection with the organization of the International Value Portfolio ($124,816), Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.


--------------------------------------------------------------------------------
                                                      1997 Semiannual Report  29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

     L.  Use of Estimates
 The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     M.  Portfolio Transaction Fee
 The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

     N.  Securities Lending
 Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral on securities lending transactions having a value of at least 102% or 105% of the market value of the securities loaned dependent on the primary trading market and characteristics of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure collateral levels are maintained. Cash collateral received is invested by the securities lending agent pursuant to investment guidelines set forth by the Fund. Collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities.


NOTE 2.  Investment Management and Transactions with Affiliated Persons

     A.  Management Fee
 Under agreements (the "Management Agreements") between the Fund and Sanford C. Bernstein & Co., Inc. (the "Manager"), the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate
 Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets. Through the period ending October 31, 1996, the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio do not pay any portion of the fee that, together with other operating expenses of the Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of .79% per annum of the Portfolios' average daily net assets. In addition, the Management Agreements for the aforementioned Portfolios provide that the Manager will pay any operating expenses of such Portfolios (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of .79% per annum of such Portfolio's average daily net assets. Through the period ending December 31, 1997, the Emerging Markets Value Portfolio will not pay any portion of the fee that, together with other operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses), exceed the rate of 2.00% per annum of such Portfolio's average daily net assets. In addition, the Management Agreement for the Emerging Markets Value Portfolio provides that the Manager will pay any operating expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) which, together with expenses under the Shareholder Servicing and Administrative Agreement described below, exceed the rate of 2.00% per annum of the Portfolio's average daily net assets.



--------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc.

     B.  Shareholder Servicing and Administrative Fee
 Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

     C.  Distribution
 Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 11 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

     D.  Directors and Officers
 Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

NOTE 3.  Investment Security Transactions

     A.  Purchases and Sales
 For the period from October 1, 1996 through March 31, 1997, the
 Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                       Purchases                                 Sales
                                     Excluding U.S.       Purchases of       Excluding U.S.         Sales of
                                       Government        U.S. Government       Government        U.S. Government
                                       Securities           Securities         Securities           Securities
         ----------------------------------------------------------------------------------------------------------------
 International Value                $   948,806,970                    0    $   402,304,399                     0
 Emerging Markets Value                 108,299,045                    0         24,708,343                     0
 Intermediate Duration                1,108,646,875         $511,587,846      1,049,458,405          $342,309,343
 Short Duration Plus                    180,126,593          224,808,036        161,770,865           171,065,333
 Government Short Duration                        0           35,390,045                  0            37,997,842

 Diversified Municipal                  207,200,643           40,889,281         64,110,439            14,839,219
 California Municipal                    93,140,715           24,776,742         27,169,302            10,083,844
 New York Municipal                     111,946,661           29,181,914         46,007,761            29,180,391
 Short Duration Diversified Municipal    57,741,195            6,957,344         35,000,213               471,289
 Short Duration California Municipal     27,313,755            7,282,852         13,920,521             7,761,760
 Short Duration New York Municipal       25,763,285           13,534,102         13,329,669             7,663,836

--------------------------------------------------------------------------------
                                                      1997 Semiannual Report  31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

B.  Transactions in Securities of Affiliated Issuers
    Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 1997 is set forth below:

    Bernstein International Value Portfolio

                           Acquisitions     Dispositions
              Beginning    -------------    -------------       Ending    Realized     Interest
              Share        Share             Share               Share       Gain      and Dividend    Ending
Affiliate     Amount       Amount   Cost     Amount   Cost       Amount    (Loss)       Income          Value
-----------------------------------------------------------------------------------------------------------------
Vallourec     412,460          0        $0       0        $0      412,460      $0          $0         $25,418,320
                                       ---               ---                  ---         ---         -----------
                                        $0                $0                   $0          $0         $25,418,320
                                       ===               ===                  ===         ===         ===========

C.   Federal Income Tax Status
     At March 31, 1997, the Intermediate Duration, Short Duration Plus, Government Short Duration and California Municipal Portfolio had capital loss carryovers as follows:
                                                 Capital Loss
                                               Carryover Amount    Expiration
--------------------------------------------------------------------------------
Intermediate Duration Portfolio                  $4,529,039         9/30/2004
Short Duration Plus Portfolio                     6,611,769         9/30/2003
Government Short Duration Portfolio               1,985,552         9/30/2003
California Municipal Portfolio                       39,399         9/30/2002
                                                    105,066         9/30/2003
                                                    319,767         9/30/2004
--------------------------------------------------------------------------------
Additionally, the New York Municipal Portfolio had a post October loss deferral of $514,659. For tax purposes, this loss is deemed to arise on October 1, 1996.


D.   Foreign Currency Contracts
     At March 31, 1997, the International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:

     Foreign Currency Buy Contracts--Bernstein International Value Portfolio

                    Value Receivable at   Current    Contract       Contract
Foreign Currency     Settlement Dates      Value    Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Settlement 04/01/97
  through 04/30/97
  Finnish Markka         $  399,002      $  400,352    $  1,350          0
  Spanish Peseta          2,786,486       2,831,358      44,872          0
Settlement 06/01/97
  through 06/30/97
  Austrian Schillings     6,666,667       6,705,277      38,610          0
                         ----------      ----------     -------     ------
Total                    $9,852,155      $9,936,987     $84,832          0
                         ==========      ==========     =======     ======


Foreign Currency Sell Contracts--Bernstein International Value Portfolio

                     Value Payable at      Current    Contract       Contract
Foreign Currency     Settlement Dates      Value    Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Settlement 06/01/97
   through 06/30/97
   Australian Dollars  $   58,407,795  $   58,434,604            0  $   (26,809)
   Austrian Schillings    115,823,232     116,694,818            0     (871,586)
   Deutschemarks          396,737,690     401,408,146            0   (4,670,456)
   Finnish Markka          89,876,846      90,685,366            0     (808,520)
   French Francs          252,543,980     255,379,849            0   (2,835,869)
   Hong Kong Dollars       38,719,670      38,707,066  $    12,604            0
   Japanese Yen           918,734,326     907,676,972   11,057,354            0
   Swedish Krona           27,194,605      26,631,779      562,826            0
                       --------------  --------------  -----------  -----------
Total                  $1,898,038,144  $1,895,618,600  $11,632,784  $(9,213,240)
                       ==============  ==============  ===========  ===========
--------------------------------------------------------------------------------
32  Sanford C. Bernstein Fund, Inc.

Foreign Currency Buy Contracts--Bernstein Emerging Markets Value Portfolio

                    Value Receivable at   Current    Contract       Contract
Foreign Currency     Settlement Dates      Value    Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Settlement 04/01/97
  through 04/30/97
  Indonesian Rupiah      $458,229         $458,142         0               $(87)
  Thai Baht               154,262          154,262         0                  0
                         --------        ---------        --               ----
Total                    $612,491         $612,404         0               $(87)
                         ========        =========        ==               ====

Foreign Currency Sell Contracts--Bernstein Intermediate Duration Portfolio

                    Value Payable at      Current    Contract       Contract
Foreign Currency     Settlement Dates      Value    Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Settlement 04/01/97
  through 04/30/97
    Deutschemarks     $66,454,460      $63,281,719    $3,172,741              0
                      -----------      -----------    ----------           ----
Total                 $66,454,460      $63,281,719    $3,172,741              0
                      ===========      ===========    ==========           ====

Foreign Currency Sell Contracts--Bernstein Short Duration Plus Portfolio

                    Value Payable at      Current    Contract       Contract
Foreign Currency     Settlement Dates      Value    Appreciation  (Depreciation)
--------------------------------------------------------------------------------
Settlement 04/01/97
  through 04/30/97
  Deutschemarks       $15,549,953      $14,807,550    $742,403                0
                      -----------      -----------    --------             ----
Total                 $15,549,953      $14,807,550    $742,403                0
                      ===========      ===========    =========            ====


Note 4. Concentration of Credit Risk

        The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

Note 5. Risks Involved in Futures and Foreign Currency Contracts

        All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

        Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
-------------------------------------------------------------------------------
                                                 1997 Semiannual Report      33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

Note 6. Capital-Share Transactions

        The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 1997, 1,250 million are divided into 11 Portfolios, allocated 300 million to the Bernstein International Value Portfolio, 200 million to the Bernstein Intermediate Duration Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein Diversified Municipal Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the six months ended March 31, 1997, and the year ended September 30, 1996, were as follows:



                                 BERNSTEIN INTERNATIONAL           BERNSTEIN EMERGING MARKETS           BERNSTEIN INTERMEDIATE
                                    VALUE PORTFOLIO                      VALUE PORTFOLIO                  DURATION PORTFOLIO
                                ----------------------------       ----------------------------       ----------------------------
                                Six Months        Year Ended       Six Months        Year Ended        Six Months       Year Ended
                               Ended 3/31/97        9/30/96       Ended 3/31/97      9/30/96 (a)      Ended 3/31/97       9/30/96
                               -------------      -----------     -------------      -----------      -------------     -----------
Shares sold                       37,291,675       59,526,336         4,271,821       12,938,295         29,943,799      44,452,465
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                    11,726,659        3,459,081            63,046                0          1,049,478       2,361,018
Shares redeemed                  (10,227,522)     (14,461,352)         (539,399)        (383,910)       (10,088,823)    (21,720,787)
                                 ------------     ------------        ----------       ----------       ------------    ------------
Net increase in shares
outstanding                       38,790,812       48,524,065         3,795,468       12,554,385         20,904,454      25,092,696
Shares outstanding at
beginning of period              172,644,553      124,120,488        12,554,385                0        111,005,316      85,912,620
                                 ------------     ------------       -----------       ----------       ------------    ------------
Shares outstanding at
end of period                    211,435,365      172,644,553        16,349,853       12,554,385        131,909,770     111,005,316
                                 ============     ============       ===========      ===========       ============    ============


                                        Bernstein                         Bernstein                            Bernstein
                                   Short Duration Plus             Government Short Duration             Diversified Municipal
                                        Portfolio                          Portfolio                            Portfolio
                              ------------------------------     -------------------------------      ----------------------------
                                Six Months        Year Ended       Six Months        Year Ended        Six Months       Year Ended
                               Ended 3/31/97        9/30/96       Ended 3/31/97        9/30/96        Ended 3/31/97       9/30/96
                               -------------      -----------     -------------      -----------      -------------     -----------
Shares sold                       11,317,413       14,658,652       1,672,927         4,098,904        15,119,948       21,871,096
Shares issued to shareholders
on reinvestment of dividends
from net investment income
and distributions from net
realized gains                       488,913          902,905         131,841           298,893           413,387          707,494
Shares redeemed                   (7,836,731)     (15,212,925)     (2,290,567)       (4,646,753)       (4,989,832)     (10,454,791)
                                  -----------     ------------     -----------       -----------       -----------     ------------
Net increase in shares
outstanding                        3,969,595          348,632        (485,799)         (248,956)       10,543,503       12,123,799
Shares outstanding at
beginning of period               43,129,203       42,780,571      11,198,989        11,447,945        61,061,135       48,937,336
                                  -----------     ------------     -----------       -----------       -----------     ------------
Shares outstanding at
end of period                     47,098,798       43,129,203      10,713,190        11,198,989        71,604,638       61,061,135
                                  ===========     ============     ===========       ===========      ============     ============

(a) Commenced operations December 15, 1995
--------------------------------------------------------------------------------
34  Sanford C. Bernstein Fund, Inc.

                                     Bernstein                           Bernstein                   Bernstein Short Duration
                               California Municipal                 New York Municipal                 Diversified Municipal
                                     Portfolio                          Portfolio                            Portfolio
                             ----------------------------       -----------------------------     ------------------------------
                              Six Months        Year Ended       Six Months        Year Ended        Six Months       Year Ended
                            Ended 3/31/97         9/30/96      Ended 3/31/97         9/30/96        Ended 3/31/97      9/30/96
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                  5,498,437           9,712,613        7,598,512         12,846,371        5,459,226         5,868,769

Shares issued to
shareholders on
reinvestment of
dividends from
net investment
income and
distributions
from net
realized gains                 126,458             225,514          307,200            744,678           72,236           139,065

Shares redeemed             (2,140,010)         (4,648,754)      (3,268,987)        (7,209,521)      (3,506,392)       (4,512,344)
                            ----------          ----------       ----------         ----------       ----------        ----------
Net increase
in shares
outstanding                  3,484,885           5,289,373        4,636,725          6,381,528        2,025,070         1,495,490

Shares outstanding
at beginning
of period                   21,046,745          15,757,372       40,396,394         34,014,866        9,516,156         8,020,666
                            ----------          ----------       ----------         ----------       ----------         ---------
Shares outstanding
at end of period            24,531,630          21,046,745       45,033,119         40,396,394       11,541,226         9,516,156
                            ==========          ==========       ==========         ==========       ==========         =========


                                                Bernstein Short Duration                Bernstein Short Duration
                                            California Municipal Portfolio            New York Municipal Portfolio
                                            ------------------------------            ----------------------------
                                              Six Months        Year Ended             Six Months        Year Ended
                                            Ended 3/31/97         9/30/96             Ended 3/31/97       9/30/96
--------------------------------------------------------------------------------------------------------------------

Shares sold                                  1,872,381           3,924,117             2,645,539          2,783,281

Shares issued to shareholders
on reinvestment of dividends
from net investment income

and distributions from net
realized gains                                  49,926             101,928                63,134             77,743

Shares redeemed                             (1,521,847)         (3,229,468)           (1,236,489)        (2,550,234)
                                           ------------         -----------           -----------        -----------
Net increase in shares
outstanding                                    400,460             796,577             1,472,184            310,790

Shares outstanding at
beginning of period                          5,819,554           5,022,977             4,693,828          4,383,038
                                           ------------         -----------           -----------        -----------

Shares outstanding at
end of period                                6,220,014           5,819,554             6,166,012          4,693,828
                                           ============         ===========           ===========        ===========

------------------------------------------------------------------------------
                                                   1997 Semiannual Report   35

                      This page intentionally left blank.

Sanford C. Bernstein Fund, Inc.

------------------------------------------------------------------------------
Directors and Officers
------------------------------------------------------------------------------

Roger Hertog
President, Treasurer and Director
President, Chief Operating Officer and Director,
Sanford C. Bernstein & Co., Inc.

Andrew S. Adelson
Senior Vice President and Director
Senior Vice President, Chief Investment
Officer--International and Director,
Sanford C. Bernstein & Co., Inc.

Arthur Aeder
Director
Consultant

Peter Bernstein*
Director
President and Chief Executive Officer,
Peter L. Bernstein, Inc.

William Kristol
Director
Editor and Publisher, The Weekly Standard

Theodore Levitt
Director
Professor Emeritus of Business Administration,
Harvard University

Francis H. Trainer, Jr.
Senior Vice President
Senior Vice President, Director--
Fixed-Income Investments and Director,
Sanford C. Bernstein & Co., Inc.

Jean Margo Reid
Secretary
Vice President and General Counsel,
Sanford C. Bernstein & Co., Inc.

------------------------------------------------------------------------------
Independent Accountants
------------------------------------------------------------------------------

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


------------------------------------------------------------------------------
Legal Counsel
------------------------------------------------------------------------------

Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, New York 10022

------------------------------------------------------------------------------
Custodian and Transfer Agent
------------------------------------------------------------------------------

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

------------------------------------------------------------------------------
Investment Advisor
------------------------------------------------------------------------------

Sanford C. Bernstein & Co., Inc.

767 Fifth Avenue
New York, New York 10153

227 West Monroe Street
Chicago, Illinois 60606

300 Crescent Court
Dallas, Texas 75201

1999 Avenue of the Stars
Los Angeles, California 90067

555 California Street
San Francisco, California 94104

Phillips Point--West Tower
777 South Flagler Drive
West Palm Beach, Florida 33401


------------------------------------------------------------------------------
* Not related to Zalman C. Bernstein, Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.
------------------------------------------------------------------------------

                       Sanford C. Bernstein Fund, Inc.
                  767 Fifth Avenue, New York, New York 10153
                                (212) 756-4097

                        Sanford C. Bernstein Fund, Inc.

                              SEMIANNUAL REPORT
                                MARCH 31, 1997

                            Schedule of Investments
                               Stock Portfolios

                           ------------------------

                              International Value

                           ------------------------

                            Emerging Markets Value

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                   Bernstein International Value Portfolio
                          March 31, 1997 (unaudited)

Shares                               Description               Market Value*
-----------------------------------------------------------------------------
EQUITIES:                                                              95.43%
-----------------------------------------------------------------------------
AUSTRALIA:                                                              1.63%
-----------------------------------------------------------------------------
Broadcasting & Publishing
         4,067,787            P.M.P. Communications Limited      $ 10,204,546
                              (Note A, p. 5)

Building Materials
         1,368,928            Boral Limited (Note A, p. 5)          4,067,292

Food & Household Products
         2,854,270            Burns, Philp & Company Limited        4,766,067

Metal--Nonferrous
         3,606,086            North Limited (Note A, p. 5)         11,731,935

Paper & Forest Products
         1,750,000            Amcor Limited (Note A, p. 5)         11,249,608

Real Estate
         4,134,000            Schroders Property Fund               7,453,904
         797,822              Westfield America (Note B, p. 5)        700,502
         7,289,222            Westfield Trust                      13,657,291
                                                                   ----------
Total Australian Stocks
(Cost $60,275,620)                                                 63,831,145
                                                                   ----------
-----------------------------------------------------------------------------
AUSTRIA:                                                                2.61%
-----------------------------------------------------------------------------
Banking
         634,046              Creditanstalt-Bankverein             38,480,774

Construction & Housing
         136,850              Wienerberger Baustoffindustrie AG    25,775,012

Food & Household Products
         225,465              Brau-Union Goess-Reinighaus          13,148,542
         181,650              Oesterreichische                     11,440,216
                              Brau-Beteiligungs AG

Metal--Steel
         314,400              Voest-Alpine Stahl AG                12,991,735
                                                                  -----------
Total Austrian Stocks

(Cost $105,250,372)                                               101,836,279
                                                                  -----------
-----------------------------------------------------------------------------
CANADA:                                                                 4.54%
-----------------------------------------------------------------------------
Banking
         50,000               Bank of Montreal                      1,767,786
         170,000              Canadian Imperial Bank of Commerce    3,867,823
         2,706,600            National Bank of Canada              28,835,211

Broadcasting & Publishing
         721,200              Torstar Corp. (Class B)              19,013,218

Energy Sources
         544,350              Nova Scotia Power Inc.                5,524,101
         750,200              Suncor Inc.                          33,053,232

*See Note 1, page 28 in Notes to Financial Statements.
-------------------------------------------------------------------------------
    Shares                     Description                         Market Value
-------------------------------------------------------------------------------
Food & Household Products
         930,100              Saskatchewan Wheat Pool (Class B)  $ 11,454,103

Metal--Steel
         2,688,900            Dofasco Inc.                         45,251,983

Telecommunications
         1,371,700            Telus Corp.                          21,202,152

Textiles/Apparel
         1,575,200            Dominion Textile Inc.                 7,224,644
                                                                  -----------
Total Canadian Stocks
(Cost $139,299,580)                                               177,194,253
                                                                  -----------
-----------------------------------------------------------------------------
FINLAND:                                                                2.34%
-----------------------------------------------------------------------------
Consumer Cyclicals--Wholesale & International Trade
         1,002,300            Kesko (Note A, p. 5)                 14,546,151

Food & Household Products
         262,930              Cultor Oy Series 2 (Note A, p. 5)    15,789,695

Insurance
         411,275              Sampo Insurance Co-'A' Free          37,788,299
                              (Note A, p. 5)

Paper & Forest Products
         25,000               Enso Oy 'A' (Note A, p. 5)              212,687
         2,691,600            Enso Oy 'R' (Note A, p. 5)           22,952,630
                                                                  -----------
Total Finnish Stocks
(Cost $71,450,914)                                                 91,289,462
                                                                  -----------

-----------------------------------------------------------------------------
FRANCE:                                                                12.79%
-----------------------------------------------------------------------------
Automobiles
         300,830              Peugeot S.A. (Note A, p. 5)          34,345,361

Banking
         522,711              Credit National (Note A, p. 5)       32,119,564
         174,920              Societe Generale (Note A, p. 5)      20,500,020

Broadcasting & Publishing
         210,681              Television Francaise 1 (TF1)         21,126,263

Building Materials
         185,000              Lafarge                              12,844,065

Business & Public Services
         583,700              Compagnie Generale des Eaux          79,531,659

Construction & Housing
         135,195              Eiffage (Note A, p. 5)                8,114,830

Electrical & Electronics
         364,891              Alcatel Alsthom                      44,063,781

Energy Sources
         93,702               ESSO SAF                              9,679,786
         488,626              Societe Nationale Elf Aquitaine      50,215,906

Food & Household Products
         362,935              Eridania Beghin-Say S.A.             57,208,563
                              (Note A, p. 5)

Machinery & Engineering
         412,460              Vallourec (Note C, p. 5)             25,418,320


                                  Schedule of Investment--Stock Portfolios  1

------------------------------------------------------------------------------
Shares                        Description                        Market Value
------------------------------------------------------------------------------
Metal--Steel
         3,294,078            Usinor Sacilor (Note A, p. 5)      $ 53,977,233

Real Estate
         258,705              Sefimeg (Note A, p. 5)               21,380,198
         298,428              Simco (Note A, p. 5)                 29,234,197
                                                                 ------------
Total French Stocks
(Cost $454,488,731)                                               499,759,746
                                                                 ------------
-----------------------------------------------------------------------------
GERMANY:                                                               17.29%

-----------------------------------------------------------------------------
Banking
         1,393,400            Bayerische Hypotheken und            48,702,170
                              Wechsel Bank (Note A, p. 5)
         2,567,730            Commerzbank (Note A, p. 5)           73,891,511
         1,059,650            Dresdner Bank (Note A, p. 5)         37,672,209
         2,317,260            IKB Deutsche Industriebank           46,122,921

Building Materials
            22,883            Dyckerhoff AG (Vorzug)
                              (Note A, p. 5)                        8,272,451

Chemicals
        1,723,500             BASF AG (Note A, p. 5)               65,096,223
        1,320,000             Bayer AG (Note A, p. 5)              54,920,863

Electrical & Electronics
        1,009,300             Siemens AG (Stamm) (Note A, p. 5)    54,398,124

Food & Household Products
           7,300              Sudzucker AG (Stamm)                  3,676,259
          18,905              Sudzucker AG (Vorzug) (Note A, p. 5)  9,611,175

Health & Personal Care
         622,660              Dragerwerk AG (Vorzug)               10,153,688
         407,000              Merck KGaA                           16,689,928
          20,000              Wella AG (Stamm)                     10,971,223
          11,275              Wella AG (Vorzug) (Note A, p. 5)      6,218,825

Machinery & Engineering
          35,000              MAN AG (Stamm)                       10,050,959
         114,750              MAN AG (Vorzug)                      25,866,907

Merchandising
          57,450              Herlitz AG (Stamm) (Note A, p. 5)     5,803,552
          79,600              Herlitz AG (Vorzug)                   7,540,048
          73,500              Karstadt AG (Note A, p. 5)           25,271,133
         394,848              Metro AG (Vorzug)                    29,353,209

Non-Financial
          53,175              Grohe (Friedrich) AG (NVP)           16,481,700
                              (Note A, p. 5)
Telecommunications
         219,000              Deutsche Telekom AG (Note A, p. 5)    5,028,597

Textiles/Apparel
         10,305               Hugo Boss AG (Note A, p. 5)          14,085,971

Utilities--Electric, Gas & Water
         732,600              RWE AG (Stamm) (Note A, p. 5)        32,699,083
         389,800              RWE AG (Vorzug)                      14,068,321
         757,000              VEBA AG (Note A, p. 5)               42,864,898
                                                                  -----------
Total German Stocks

(Cost $537,850,748)                                               675,511,948
                                                                  -----------


2          Sanford C. Bernstein Fund, Inc.---1997 Semiannual Report
------------------------------------------------------------------------------
Shares                        Description                        Market Value
-----------------------------------------------------------------------------
HONG KONG:                                                              0.92%
-----------------------------------------------------------------------------
Real Estate
         5,056,146            Great Eagle Holdings
                              (Note A, p. 5)                      $16,704,394
         5,899,000            Hang Lung Development Company        10,696,110
         9,720,000            Tai Cheung Holdings                   8,404,507
                                                                   ----------
Total Hong Kong Stocks
(Cost $34,580,149)                                                 35,805,011
                                                                   ----------
-----------------------------------------------------------------------------
ITALY:                                                                  8.43%
-----------------------------------------------------------------------------
Automobiles
         13,676,478           Magneti Marelli S.p.A. ORD           18,727,485
                              (Note A, p. 5)
         2,267,500            Magneti Marelli S.p.A. RNC            2,435,803

Banking
         16,692,000           Banca Commerciale Italiana           34,019,743
                              (Note A, p. 5)
         1,757,950            Banca Popolare di Bergamo            26,729,064
                              (Note A, p. 5)
         1,281,000            Banca Popolare di Milano              7,222,312
                              (Note A, p. 5)
         1,073,000            Banco Ambrosiano Veneto ORD           2,446,228
                              (Note A, p. 5)
         5,082,800            Banco Ambrosiano Veneto RNC           8,792,200
         3,899,750            Istituto Mobiliare Italiano
                              (Note A, p. 5)                       34,369,726

Energy Sources
         12,702,580           ENI S.p.A. (Note A, p. 5)            65,689,995

Machinery & Engineering
         6,090,000            Finmeccanica S.p.A. ORD               2,755,979
                              (Note B, p. 5)
         750,000              Finmeccanica S.p.A. RNC                 287,899
                              (Note B, p. 5)

Telecommunications
         1,300,000            Stet S.p.A. ORD (Note A, p. 5)        5,824,562
         2,100,000            Stet S.p.A. RNC                       7,619,073
         37,085,500           Telecom Italia S.p.A. ORD            94,935,321
                              (Note A, p. 5)
         8,123,000            Telecom Italia S.p.A. RNC            17,583,390

                              (Note A, p. 5)
                                                                  -----------
Total Italian Stocks
(Cost $277,156,520)                                               329,438,780
                                                                  -----------
-----------------------------------------------------------------------------
JAPAN:                                                                 25.68%
-----------------------------------------------------------------------------
Appliances & Household Durables
         4,246,000            Matsushita Electric Industrial       66,263,281
                              Co., Ltd. (Note A, p. 5)

Automobiles
         1,282,000            Aisin Seiki Co., Ltd.
                              (Note A, p. 5)                       17,311,717
           393,000            Toyoda Gosei Co., Ltd.
                              (Note A, p. 5)                        2,367,470

Banking
           413,490            Bank of Iwate                        19,057,920
         1,540,000            Biwako Bank                           5,977,198
         3,381,000            Higo Bank                            18,043,665

-------------------------------------------------------------------
Shares                Description                      Market Value
-------------------------------------------------------------------
   2,194,000  Hyakugo Bank                             $ 12,063,718
     207,000  Hyakujushi Bank (Note A, p. 5)              1,175,014
   2,896,000  Kagoshima Bank                             16,415,428
   3,206,000  Michinoku Bank (Note A, p. 5)              19,183,634
   1,586,200  Miyazaki Bank (Note B, p. 5)                6,669,556
   1,733,000  Oita Bank (Note A, p. 5)                   10,579,890
   3,527,000  Toho Bank                                  18,109,849
     303,000  Yamagata Bank (Note A, p. 5)                1,543,543

Business & Public Services
       1,000  Dai Nippon Printing                            16,738
   1,254,000  Toppan Printing Co., Ltd.                  14,601,439

Chemicals
   2,671,000  Fuji Photo Film Co., Ltd.                  87,903,048
   1,393,000  Kansai Paint Co., Ltd. (Note A, p. 5)       5,631,924

Construction & Housing
     100,000  Daito Trust Construction Co., Ltd.            978,410
   4,677,000  Sekisui House, Ltd.                        45,760,249

Electrical & Electronics
  12,394,000  Hitachi, Ltd.                             110,240,155

Energy Sources
   2,031,000  General Sekiyu Group (Note A, p. 5)        12,005,021


Financial Services
   2,709,000  Hitachi Credit (Note A, p. 5)              39,867,227
     262,900  Promise Co., Ltd.                          11,011,741

Food & Household Products
      15,000  Chukyo Coca-Cola Bottling Co., Ltd.           127,355
     191,400  Ezaki Glico Co., Ltd.                       1,478,022
     422,000  Hokkaido Coca-Cola Bottling Co., Ltd.       4,572,491
      31,000  Kinki Coca-Cola Bottling Co., Ltd.            338,401
                (Note A, p. 5)
     371,400  Kita Kyushu Coca-Cola Bottling              6,787,127
                Co., Ltd. (Note B, p. 5)
     191,000  Mikuni Coca-Cola Bottling Co., Ltd.         2,301,205
     650,000  Sanyo Coca-Cola Bottling Co., Ltd.          7,883,884
     687,000  Shikoku Coca-Cola Bottling Co., Ltd.        7,499,394
                (Note A, p. 5)

Health & Personal Care
     399,000  Chugai Pharmaceutical Co., Ltd.             3,123,086
   1,267,000  Daiichi Pharmaceutical Co., Ltd.           19,260,613
   1,341,000  Yamanouchi Pharmaceutical Co., Ltd.        27,759,036
                (Note A, p. 5)

Insurance (Non-Life)
   5,247,900  Chiyoda Fire & Marine                      19,647,269
   3,744,000  Dai-Tokyo Fire & Marine                    18,164,470
     367,000  KOA Fire & Marine                           1,706,356
     901,000  Nippon Fire & Marine                        4,225,600

Machinery & Engineering
   4,292,000  Makita Corp.                               56,222,528
     973,000  Sintokogio (Note A, p. 5)                   6,223,360

Merchandising
     538,000  Aoki International Co., Ltd.                8,178,540
   2,073,300  Aoyama Trading Co., Ltd.                   48,114,910
----------------------------------------------------------------------
Shares        Description                              Market Value
----------------------------------------------------------------------
Metal--Steel
   1,324,000  Kurimoto, Ltd. (Note A, p. 5)            $ 10,384,734
   1,929,000  Maruichi Steel Tube, Ltd.                  30,883,965
     432,900  Tokyo Steel Manufacturing Co., Ltd.         4,270,543
   1,010,000  Yamato Kogyo Co., Ltd. (Note A, p. 5)       8,656,909
   3,129,000  Yodogawa Steel Works, Ltd.                 17,812,048
                (Note A, p. 5)

Miscellaneous Materials
   2,709,000  Yamamura Glass Co., Ltd.                    9,703,946
Real Estate
   3,583,000  Daiwa Kosho Lease Co., Ltd.                26,799,345
                (Note A, p. 5)
      31,000  Toc Co.                                       300,801

Textiles/Apparel

   1,345,000  Gunze Ltd.                                  5,535,740
     858,000  Tokyo Style Co., Ltd.                       9,504,811
     970,000  Wacoal Corp. (Note A, p. 5)                 9,882,753
     350,400  World Co., Ltd.                            11,900,057

Transportation--Road & Rail
   3,276,000  Seino Transportation Co., Ltd.             32,052,721
                (Note A, p. 5)
       1,275  West Japan Railway Co.                      4,216,771

Utilities--Electric, Gas & Water
     640,500  Hokkaido Electric Power Co., Inc.          10,306,420
                (Note A, p. 5)
     401,800  Hokuriku Electric Power Co., Inc.           6,627,897
                (Note A, p. 5)
     303,000  Kyushu Electric Power Co., Inc.             5,292,149
                (Note A, p. 5)
     317,200  Shikoku Electric Power Co., Inc.            5,078,483
                (Note A, p. 5)
     465,000  Tohoku Electric Power Co., Inc.             7,595,213
                (Note A, p. 5)
                                                      -------------
Total Japanese Stocks
(Cost $1,179,109,007)                                 1,003,196,788
                                                      -------------
-------------------------------------------------------------------
NETHERLANDS:                                                   2.77%
-------------------------------------------------------------------
Banking
     335,100  ABN Amro Holding NV                        23,048,734

Chemicals
      67,872  DSM NV                                      6,854,149

Energy Sources
     273,343  Royal Dutch Petroleum                      49,640,430

Food & Household Products
     775,000  Unilever plc                               20,579,960

Real Estate
      26,000  Wereldhave NV                               1,590,083

Telecommunications
     178,578  Koninklijke PTT Nederland NV                6,617,526
                                                      -------------
Total Netherlands Stocks
(Cost $72,729,606)                                      108,330,882
                                                      -------------

                                 Schedule of Investments--Stock Portfolios    3

-------------------------------------------------------------------
Shares                Description                      Market Value
-------------------------------------------------------------------
SPAIN:                                                         4.74%
-------------------------------------------------------------------
Banking
   1,365,928  Argentaria                               $ 59,558,425

Construction & Housing
   1,227,455  Dragados Y Construcciones S.A.             19,462,036
                           (Note A, p. 5)

Energy Sources
     460,150  Repsol, S.A. (Note A, p. 5)                19,217,024

Utilities--Electric, Gas & Water
   2,601,907  Fuerzas Electricas de Cataluna S.A.        21,916,612
   7,906,704  Union Electrica Fenosa S.A.                64,921,441
                (Note A, p. 5)
                                                      -------------
Total Spanish Stocks
(Cost $153,005,445)                                     185,075,538
                                                      -------------
-------------------------------------------------------------------
SWEDEN:                                                        0.30%
-------------------------------------------------------------------
Appliances & Household Durables
     111,150  Electrolux AB (Class B) (Note A, p. 5)      7,079,618

Banking
      50,000  Sparbanken Sverige (Note A, p. 5)             928,875

Real Estate
      56,080  Nackebro Fastighets AB (Note B, p. 5)         714,395
     253,190  Tornet Fastighets AB (Note B, p. 5)         2,872,577
                                                      -------------
Total Swedish Stocks
(Cost $7,774,844)                                        11,595,465
                                                      -------------
-------------------------------------------------------------------
SWITZERLAND:                                                   2.89%
-------------------------------------------------------------------
Banking
     168,964  Swiss Bank Corporation                     36,105,928

Food & Household Products
      21,849  Nestle S.A.                                25,584,131

Health & Personal Care
      31,053  Novartis AG                                38,541,110

Machinery & Engineering
       7,275  Bobst AG Bearer                            10,743,138
       3,035  Bobst AG Registered                         2,140,740

                                                      -------------
Total Swiss Stocks
(Cost $81,404,942)                                      113,115,047
                                                      -------------
-------------------------------------------------------------------
UNITED KINGDOM:                                                8.50%
-------------------------------------------------------------------
Automobiles
   4,633,398  Lex Service plc                            25,652,162

Broadcasting & Publishing
   3,658,211  United News and Media plc                  45,381,558

Building Materials
     364,434  Hanson plc (Note B, p. 5)                   1,720,838
     359,333  Redland plc                                 2,146,066

Construction & Housing
   3,235,000  Tarmac plc                                  5,162,800


4          Sanford C. Bernstein Fund, Inc.---1997 Semiannual Report

-------------------------------------------------------------------
Quantity              Description                      Market Value
-------------------------------------------------------------------
Electrical & Electronics
   1,760,898  The General Electric Co., plc            $ 10,835,404

Energy Sources
   2,059,800  Shell Transport & Trading Co., plc         36,770,040

Food & Household Products
  11,102,960  Hazlewood Foods plc                        21,007,575
   1,600,100  Hillsdown Holdings plc                      5,054,610
   1,291,547  Imperial Tobacco Group plc                  8,861,058
                (Note B, p. 5)

Health & Personal Care
   2,100,000  Smith & Nephew plc                          6,184,600

Insurance
   1,428,700  Commercial Union plc                       15,678,561
   1,090,600  General Accident plc                       14,673,217
   1,572,063  Guardian Royal Exchange plc                 7,293,876
   2,906,565  Royal & Sun Alliance Insurance             21,471,663
                Group plc

Merchandising
     350,000  J. Sainsbury plc                            1,952,122
     279,399  Safeway plc                                 1,631,896
   5,081,600  Somerfield plc (Note B, p. 5)              14,798,342

Metal--Steel

   4,143,900  British Steel plc                          11,113,124

Miscellaneous Materials
   1,300,000  BTR plc                                     5,710,760
     513,000  Powell Duffryn plc                          3,671,520

Real Estate
   2,300,000  MEPC plc                                   18,163,870

Textiles/Apparel
   1,184,450  Courtaulds Textiles plc                     5,456,499

Utilities--Electric, Gas & Water
     574,600  Anglian Water plc                           6,050,411
   3,262,480  South West Water plc                       35,802,471
                                                      -------------
Total United Kingdom Stocks
(Cost $279,427,805)                                     332,245,043
                                                      -------------
Total Equities (Cost $3,453,804,283)                  3,728,225,387
                                                      -------------
-------------------------------------------------------------------
RIGHTS--JAPAN BANKING (Note B, p. 5)                          0.03%
-------------------------------------------------------------------
     374,920  Miyazaki Bank                                 970,118
              (Expiration 04/01/1997)
      30,300  Yamagata Bank                                  78,402
              (Expiration 04/01/1997)
                                                      -------------
Total Rights (Cost $1,063,482)                            1,048,520
                                                      -------------

------------------------------------------------------------------------------
Quantity                  Description                             Market Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    2.88%
------------------------------------------------------------------------------
112,579,000                State Street Bank & Trust Co.,         $112,579,000
                           Repurchase Agreement,
                           Dated 03/31/1997, 5.75%,
                           maturing 04/01/1997,
                           Collateral 93,745,000 principal
                           amount U.S. Treasury Bond,
                           8.875%, 02/15/2019,
                           Value $111,586,455, and
                           3,200,000 principal amount
                           U.S. Treasury Note,
                           6.25%, 06/30/1998,
                           Value $3,250,723

                                                                  ------------
Total Repurchase Agreement
(Cost $112,579,000)                                                112,579,000

                                                                  ------------

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $3,567,446,765)           98.34%        $3,841,852,907
(Note E, below)
Cash and Other Assets, Less Liabilities            1.66             64,690,306
(Note F, below)                                  ------         --------------

Net Assets (Equivalent to $18.48
per share based on 211,435,365
shares of capital stock outstanding)             100.00%        $3,906,543,213
                                                 ======         ==============
------------------------------------------------------------------------------
LONG FUTURES CONTRACT
------------------------------------------------------------------------------
Quantity                  Description                  Unrealized Appreciation
------------------------------------------------------------------------------
491                        French CAC 40 Stock Index            $      922,539
                           April 1997                           --------------

Total Long Futures Contract                                     $      922,539
                                                                --------------
------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity                  Description                             Market Value
------------------------------------------------------------------------------
2,513,958                  Australian Dollar                      $  1,970,804
25,608,688                 Austrian Schilling                        2,170,688
3,249,344                  British Pound                             5,346,074
3,225,640                  Canadian Dollar                           2,329,823
24,599,956                 Deutschemark                             14,748,175
10,105,692                 Finnish Markka                            2,022,919
91,665,303                 French Franc                             16,326,530
1,823,286                  Hong Kong Dollar                            235,302
8,345,919,702              Italian Lira                              5,005,800
384,811,195                Japanese Yen                              3,111,598
1,595,481                  Netherlands Guilder                         850,696
107,527,981                Spanish Peseta                              761,125
135,955,039                Swedish Krona                            18,040,743
2,537,653                  Swiss Franc                               1,763,483
                                                                --------------
Total Foreign Currencies                                          $ 74,683,760
                                                                --------------
------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B) Non-income-producing security
(C) Affiliated company (see Note 3B of Notes to Financial Statements)
(D) Explanation of abbreviations:
    Vorzug--German Preferred Share
    Stamm--German Ordinary Share

    NVP--Non-Voting Preference Share
    ORD--Italian Ordinary Share
    RNC--Italian Savings Share
(E) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(F) Includes $3,625,026 U.S. dollar equivalent of French francs pledged as collateral for futures transactions.
(G) Allocation of assets by industry as of March 31, 1997:
    Appliances & Household Durables                                        1.88%
    Automobiles                                                            2.58
    Banking                                                               17.79
    Broadcasting & Publishing                                              2.45
    Building Materials                                                     0.74
    Business & Public Services                                             2.41
    Chemicals                                                              5.64
    Construction & Housing                                                 2.70
    Consumer Cyclicals--Wholesale & International Trade                    0.37
    Electrical & Electronics                                               5.62
    Energy Sources                                                         7.21
    Financial Services                                                     1.30
    Food & Household Products                                              6.12
    Health & Personal Care                                                 3.56
    Insurance                                                              2.48
    Insurance (Non-Life)                                                   1.12
    Machinery & Engineering                                                3.58
    Merchandising                                                          3.65
    Metal--Nonferrous                                                      0.30
    Metal--Steel                                                           5.00
    Miscellaneous Materials                                                0.49
    Non-Financial                                                          0.42
    Paper & Forest Products                                                0.88
    Real Estate                                                            4.06
    Telecommunications                                                     4.07
    Textiles/Apparel                                                       1.63
    Transportation--Road & Rail                                            0.93
    Utilities--Electric, Gas & Water                                       6.48
    Repurchase Agreement                                                   2.88
    Cash and Other Assets, Less Liabilities                                1.66
                                                                      ---------
    Total                                                                100.00%
                                                                      =========
See Notes to Financial Statements.


                                 Schedule of Investments--Stock Portfolios    5

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                  Bernstein Emerging Markets Value Portfolio
                          March 31, 1997 (unaudited)
--------------------------------------------------------------------------------

Shares                       Description                           Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 97.17%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 5.96%
--------------------------------------------------------------------------------
Banking
       115,430         Banco de Galicia Y Buenos Aires             $     706,502
                       S.A. de C.V.
         4,760         Banco de Galicia Y Buenos Aires                   116,025
                       S.A. de C.V. ADR
         4,000         Banco Frances del Rio la Plata S.A.                39,924
        29,050         Banco Frances del Rio la Plata S.A.               871,500
                       ADR

Beverage & Tobacco
        50,082         Nobleza Piccardo S.A.I.C.                         235,409

Energy Sources
     2,490,600         Astra Cia Argentina de Petroleo S.A.            3,885,725
        25,000         YPF S.A. ADR                                      662,500

Metal--Steel
       124,619         Siderar S.A.I.C. (Note B, p. 9)                   431,225
     3,115,498         Siderca S.A.I.C.                                6,574,358

Real Estate
       332,300         IRSA Inversiones y                              1,246,250
                       Representaciones S.A.
         3,700         IRSA Inversiones y                                137,825
                       Representaciones S.A. GDR

Textiles/Apparel
     2,373,530         Alpargatas S.A.I.C. (Note B, p. 9)              2,077,046

Utilities--Electric, Gas & Water
     1,943,759         Central Puerto S.A.                             6,220,651
                                                                   -------------
Total Argentine Stocks
(Cost $18,670,379)                                                    23,204,940
                                                                   -------------
--------------------------------------------------------------------------------
BRAZIL:                                                                    6.75%
--------------------------------------------------------------------------------
Financial Services
     4,406,000         Itausa Investment Itau S.A.                     3,701,822

Food & Household Products
     1,073,000         Santista Alimentos S.A. (Note B, p. 9)          2,329,746

Metal--Steel
    67,700,000         Companhia Siderurgica de Tubarao                1,066,660
                       (PFD) (Class B)
   178,416,325         Siderurgica Riograndense S.A. (PFD)             4,682,313


Paper & Forest Products
   119,100,000         Votorantim Celulose Papel S.A. (PFD)            2,810,818
    29,563,014         Votorantim Celulose Papel S.A. (PFD)              697,702
                       (RFD 05/02/1997) (Note B, p. 9)

*See Note 1, page 28 in Notes to Financial Statements.

6  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report



--------------------------------------------------------------------------------
Shares                       Description                           Market Value
--------------------------------------------------------------------------------
Utilities--Electric, Gas & Water
       522,000         Centrais Electricas Brasileiras ADR         $  10,962,000
                                                                   -------------
Total Brazilian Stocks
(Cost $19,248,283)                                                    26,251,061
                                                                   -------------
--------------------------------------------------------------------------------
CHILE:                                                                     3.91%
--------------------------------------------------------------------------------
Banking
       149,500         Banco de Santiago ADR                           4,055,188

Beverage & Tobacco
       109,000         Vina Concha Y Toro S.A. ADR                     3,106,500

Telecommunications
       155,550         Compania de Telecomunicaciones de               4,472,062
                       Chile S.A. ADR

Utilities--Electric, Gas & Water
       138,700         Chilgener S.A. ADR                              3,571,525
                                                                   -------------
Total Chilean Stocks
(Cost $11,957,914)                                                    15,205,275
                                                                   -------------
--------------------------------------------------------------------------------
CHINA:                                                                     4.61%
--------------------------------------------------------------------------------
Appliances & Household Durables
    16,350,889         Shenzhen China Bicycles Co., Ltd.               7,723,135
                       (Note B, p. 9)

Chemicals
    32,210,000         Yizheng Chemical Fibre Co., Ltd.                6,900,332

Metal--Steel
     4,968,000         Maanshan Iron & Steel Co., Ltd.                   987,355

Utilities--Electric, Gas & Water

       104,000         Shandong Huaneng Power Company                  2,327,000
                       Ltd. ADR
                                                                   -------------

Total Chinese Stocks
(Cost $13,491,447)                                                    17,937,822
                                                                   -------------
--------------------------------------------------------------------------------
INDIA:                                                                     3.93%
--------------------------------------------------------------------------------
Automobiles
       187,200         Ashok Leyland Ltd.                                450,314
       175,000         Ashok Leyland Ltd. GDR                          1,273,125

Chemicals
       669,000         Southern Petrochemical Industries               2,425,125
                       Corp., Ltd. GDS

Consumer Cyclicals--Wholesale & International Trade
        40,000         Videocon International Ltd. GDR                    55,000
       828,000         Videocon International Ltd. GDS                 1,035,000

Financial Services
     1,006,150         Industrial Credit & Investment                  1,781,914
                       Corp. of India Ltd.
        17,000         Industrial Credit & Investment                    182,750
                       Corp. of India Ltd. GDR (Note B, p. 9)
       303,000         Industrial Credit & Investment                  3,257,250
                       Corp. of India Ltd. GDR (Note B, p. 9)

--------------------------------------------------------------------------------
Shares                       Description                           Market Value
--------------------------------------------------------------------------------
Health & Personal Care
       305,000         Cheminor Drugs Ltd. (Note B, p. 9)          $     888,927

Utilities--Electric, Gas & Water
        93,000         BSES Ltd. (Note B, p. 9)                          581,655
       157,000         BSES Ltd. GDR                                   3,375,500
                                                                   -------------

Total Indian Stocks
(Cost $19,489,981)                                                    15,306,560
                                                                   -------------
--------------------------------------------------------------------------------
INDONESIA:                                                                 6.95%
--------------------------------------------------------------------------------
Automobiles
     8,000,500         PT Gadjah Tunggal (Foreign)                     3,582,065

Food & Household Products
     8,287,500         PT Sinar Mas Multiartha (Foreign)               6,299,328


Miscellaneous Materials
     6,497,000         PT Kabelmetal Indonesia (Foreign)               2,705,956

Paper & Forest Products
     2,610,500         PT Inti Indorayon Utama (Foreign)               1,984,241
                       (Note B, p. 9)

Real Estate
     5,137,000         PT Dharmala Intiland (Foreign)                  7,488,338

Telecommunications
     2,124,000         PT Telekomunikasi Indonesia                     3,251,021
                       (Foreign)
       549,000         PT Telekomunikasi Indonesia                       840,306
                       (Local) (Note B, p. 9)
        30,000         PT Telekomunikasi Indonesia ADR                   903,750
                                                                   -------------

Total Indonesian Stocks
(Cost $25,731,571)                                                    27,055,005
                                                                   -------------
--------------------------------------------------------------------------------
ISRAEL:                                                                    5.80%
--------------------------------------------------------------------------------
Banking
     2,430,000         Bank Hapoalim (Note B, p. 9)                    4,788,998
     1,543,430         Israel Discount Bank                            1,606,014

Electrical & Electronics
       556,991         Israel Electric Wire & Cable                    2,104,078

Multi-Industry
     1,999,527         Israel Land Development (Note B, p. 9)          9,115,315
         8,500         Israel Land Development ADR                       116,875
                       (Note B, p. 9)

Telecommunications
       570,000         Bezeq Israeli Telecommunication                 1,498,927
                       Corp. Ltd.

Textiles/Apparel
     2,913,527         Kitan Consolidated Ltd. (Note B, p. 9)         3,344,388
                                                                   -------------

Total Israeli Stocks
(Cost $19,263,452)                                                    22,574,595
                                                                   -------------
--------------------------------------------------------------------------------
MALAYSIA:                                                                  7.70%
--------------------------------------------------------------------------------
Automobiles
       376,600         Oriental Holdings Berhad                        3,403,882



-------------------------------------------------------------------------------
Shares                       Description                           Market Value
--------------------------------------------------------------------------------
     1,782,000         Tan Chong Motor Berhad                    $     3,451,398

Building Materials
     1,255,000         Cement Industries of Malaysia                   4,000,524
                       Berhad

Financial Services
     1,755,000         MBF Capital Berhad                              3,101,683

Miscellaneous Materials
     1,586,000         Golden Hope Plantations Berhad                  2,751,806
     1,040,000         Kuala Lumpur Kepong Berhad                      2,559,819
     3,773,800         Malaysia Mining Corp. Berhad                    4,842,305

Real Estate
       350,000         Bolton Properties Berhad                          663,761

Utilities--Electric, Gas & Water
     1,060,000         Tenaga Nasional Berhad                          5,175,322
                                                                   -------------

Total Malaysian Stocks
(Cost $24,606,508)                                                    29,950,500
--------------------------------------------------------------------------------
MEXICO:                                                                    7.92%
--------------------------------------------------------------------------------
Beverage & Tobacco
     1,258,000         Fomento Economico Mexicano S.A.                 5,560,615
                       de C.V.

Financial Services
         8,550         Grupo Financiero Banamex S.A.                      17,295
                       (Note B, p. 9)
       285,000         Grupo Financiero Banamex S.A. (NVP)               649,827
                       (Note B, p. 9)
     4,254,000         Grupo Financiero Serfin S.A. de C.V.            1,641,622
                       (Note B, p. 9)

Metal--Nonferrous
       413,444         Grupo Mexico S.A. (NVP)                         1,381,710
                       (Note B, p. 9)

Metal--Steel
       281,200         Tubos de Acero de Mexico S.A. ADR               4,815,550
                       (Note B, p. 9)

Multi-Industry
     2,236,200         Cydsa S.A.                                      5,640,204

Retail

     2,990,000         Sears Roebuck de Mexico S.A. (NVP)              4,977,363
                       (Note B, p. 9)

Telecommunications
       165,000         Telefonos de Mexico S.A.                          321,697
       150,325         Telefonos de Mexico S.A. ADR                    5,787,513
                                                                   -------------

Total Mexican Stocks
(Cost $28,106,539)                                                    30,793,396
                                                                   -------------
--------------------------------------------------------------------------------
PHILIPPINES:                                                               7.92%
--------------------------------------------------------------------------------
Banking
       845,000         Philippine National Bank (Note B, p. 9)        10,095,771

Food & Household Products
    13,083,500         Universal Robina Corp.                          5,954,940

                                  Schedule of Investments--Stock Portfolios    7

------------------------------------------------------------------------------
Shares                            Description                     Market Value
------------------------------------------------------------------------------
Real Estate
 50,208,500                Robinson's Land Corp. - Series 'B'      $ 8,664,846
                           (Note B, p. 9)
Telecommunications
     71,970                Philippine Long Distance                  4,326,662
                           Telephone Co.
     29,700                Philippine Long Distance                  1,778,288
                           Telephone Co. ADR                      ------------

Total Philippine Stocks
(Cost $34,580,319)                                                  30,820,507
                                                                  ------------
------------------------------------------------------------------------------
SOUTH AFRICA:                                                            9.84%
------------------------------------------------------------------------------
Banking
 1,034,881                 Amalgamated Banks of South Africa         6,556,549

Beverage & Tobacco
   612,300                 Rembrandt Group Ltd.                      6,546,255

Chemicals
 1,186,300                 AECI Ltd.                                 6,844,813

Metal--Steel
 8,583,694                 S.A. Iron & Steel Industrial              6,992,035
                           Corp., Ltd.


Mining
   193,900                 De Beers Consolidated Mines Ltd.          7,063,672
     2,500                 De Beers Consolidated Mines Ltd.             88,437
                           ADR
   508,000                 Free State Consolidated Gold              3,649,508
                           Mines Ltd.
    75,000                 Free State Consolidated Gold                527,344
                           Mines Ltd. ADR                         ------------

Total South African Stocks
(Cost $37,478,347)                                                  38,268,613
                                                                  ------------
------------------------------------------------------------------------------
SOUTH KOREA:                                                             8.53%
------------------------------------------------------------------------------
Banking
    128,010                Daegu Bank                                1,009,213
    149,430                Jeon-Buk Bank                               867,712
    544,350                Kwang Ju Bank                             2,857,002
    105,550                Kyung Nam Bank                              907,577
     53,110                Pusan Bank                                  384,313

Beverage & Tobacco
     86,618                Cho Sun Brewery Co., Ltd.                 2,253,712

Building Materials
     82,430                Asia Cement Manufacturing Co., Ltd.       2,687,835

Consumer Cyclicals--Wholesale & International Trade
    276,210                Daewoo Corp.                              1,807,472

Financial Services
    187,913                Central Banking Corp.                     2,727,939

Food & Household Products
    255,420                Haitai Confectionary Co., Ltd.            3,593,849

Metal--Steel
     97,692                Inchon Iron & Steel Co., Ltd.             1,658,200

8     Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

-------------------------------------------------------------------------------
  Shares                    Description                            Market Value
-------------------------------------------------------------------------------
Textiles/Apparel
     99,348                Tongyang Nylon Co., Ltd.                $ 2,229,922

Tires & Rubber
    225,610                Korea Kumho Petrochemical Co.             1,602,322

Utilities--Electric, Gas & Water
    138,000                Korea Electric Power Corp.                4,006,700
    263,100                Korea Electric Power Corp. ADR            4,604,250
                                                                  ------------
Total South Korean Stocks

(Cost $41,401,186)                                                  33,198,018
                                                                  ============
------------------------------------------------------------------------------
TAIWAN:                                                                  6.74%
------------------------------------------------------------------------------
Building Materials
  3,250,000                Pacific Construction (Note B, p. 9)       3,516,703

Food & Household Products
  2,200,000                Great Wall Enterprises Co.                1,949,165

Metal--Steel
    440,750                China Steel Corp.                           422,506
    360,902                China Steel Corp. GDS                     6,992,476

Miscellaneous Materials
    265,800                Teco Electric & Machinery Ltd. GDR        5,123,295

Textiles/Apparel
  5,515,000                Far Eastern Textile                       8,230,446
                                                                  ------------
Total Taiwanese Stocks
(Cost $22,891,233)                                                  26,234,591
                                                                  ============
------------------------------------------------------------------------------
THAILAND:                                                                5.90%
------------------------------------------------------------------------------
Banking
  4,427,900                First Bangkok City Bank plc               3,923,779
                           (Foreign)

Building Materials
  4,653,600                Thai-German Ceramic Industry Co.,         5,065,082
                           Ltd. (Foreign)
     18,300                Thai-German Ceramic Industry Co.,            19,918
                           Ltd. (Local) (Note B, p. 9)

Insurance
     18,500                Ayudhya Insurance Public Co.,               142,554
                           Ltd. (Foreign)
     51,000                Bangkok Insurance Public Co.,               825,275
                           Ltd. (Foreign)

Merchandising
  1,346,100                Saha Pathana Inter-Holding, Ltd.          3,111,771
                           (Foreign)
    100,000                Saha Pathana Inter-Holding, Ltd.            231,169
                           (Local) (Note B, p. 9)

Real Estate
  5,341,000                Krisda Mahanakorn Public Co.,             1,913,747
                           Ltd. (Foreign)
    291,700                Krisda Mahanakorn Public Co.,               104,520
                           Ltd. (Local) (Note B, p. 9)

  2,291,320                Tanayong Public Co., Ltd.                 1,522,838
                           (Foreign)

------------------------------------------------------------------------------
Quantity                          Description                     Market Value
------------------------------------------------------------------------------
     40,700                Tanayong Public Co., Ltd.              $     16,465
                           (Local) (Note B, below)

Telecommunications
    973,000                Total Access Communication Public         6,081,250
                           Co., Ltd. GDS                          ------------

Total Thai Stocks
(Cost $38,811,417)                                                  22,958,368
                                                                  ============
------------------------------------------------------------------------------
TURKEY:                                                                  4.71%
------------------------------------------------------------------------------
Automobiles
 68,131,650                Tofas Turk Otomobil Fabrikasi A.S.        4,910,197
                           (Note B, below)
  5,504,100                Tofas Turk Otomobil Fabrikasi             1,788,832
                           A.S. GDS (Note B, below)

Banking
134,290,100                Yapi ve Kredi Bankasi A.S.                5,996,268

Building Materials
 48,650,000                Baticim Bati Anadolu Cimento              5,621,304
                           Sanayii A.S.                           ------------

Total Turkish Stocks
(Cost $11,762,863)                                                  18,316,601
                                                                  ------------
Total Equities
(Cost $367,491,439)                                                378,075,852
                                                                  ------------
------------------------------------------------------------------------------
WARRANTS--MALAYSIA REAL ESTATE
(Note B, below):                                                          0.02%
------------------------------------------------------------------------------
     87,500                Bolton Properties Berhad                     68,142
                           (Expiration 09/15/2001)                ------------

Total Warrants
(Cost $25,098)                                                          68,142
                                                                  ------------
------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                    2.59%
------------------------------------------------------------------------------
 10,069,000                State Street Bank & Trust Co.,           10,069,000

                           Repurchase Agreement,
                           Dated 03/31/1997, 5.75%,
                           maturing 04/01/1997, Collateral
                           9,045,000 principal amount U.S.
                           Treasury Bond, 8.125%, 08/15/2019,
                           Value $10,020,449, and
                           265,000 principal amount
                           U.S. Treasury Note, 5.625%,
                           02/28/2001, Value $256,484             ------------

Total Repurchase Agreement
(Cost $10,069,000)                                                  10,069,000
                                                                  ------------
------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $377,585,537)            99.78%           $388,212,994
(Note C, below)

Cash and Other Assets, Less Liabilities           0.22                 868,033
                                                -------           ------------
Net Assets (Equivalent to $23.80
per share based on 16,349,853
shares of capital stock outstanding)            100.00%           $389,081,027
                                               =======            ============
------------------------------------------------------------------------------
FOREIGN CURRENCIES
------------------------------------------------------------------------------
Quantity                          Description                     Market Value
------------------------------------------------------------------------------
534,350                    Argentine Peso                         $    534,403
167,336                    Hong Kong Dollar                             21,595
21,432,564                 Indian Rupee                                597,758
850,247,141                Indonesian Rupiah                           354,122
659,861                    Israeli Shekel                              196,738
401,352                    Malaysian Ringgit                           161,947
857,727                    Mexican Peso                                108,169
1,847,790                  New Taiwan Dollar                            67,095
866,445                    Philippine Peso                              32,863
1,633,137                  South African Rand                          369,530
144,958,601                South Korean Won                            161,874
357,232                    Thai Baht                                    13,764
4,953,654,829              Turkish Lira                                 38,805
                                                                  ------------
Total Foreign Currencies                                          $  2,658,663
------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    ADR--American Depository Receipts
    GDR--Global Depository Receipts
    PFD--Preferred Share
    RFD--Restricted for Dividends
    GDS--Global Depository Share
    NVP--Non-Voting Preference Share
(B) Non-income-producing security

(C) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(D) Allocation of assets by industry as of March 31, 1997:
    Appliances & Household Durables                                      1.99%
    Automobiles                                                          4.85
    Banking                                                             11.51
    Beverage & Tobacco                                                   4.55
    Building Materials                                                   5.37
    Chemicals                                                            4.16
    Consumer Cyclicals--Wholesale & International Trade                  0.74
    Electrical & Electronics                                             0.54
    Energy Sources                                                       1.17
    Financial Services                                                   4.39
    Food & Household Products                                            5.17
    Health & Personal Care                                               0.23
    Insurance                                                            0.25
    Merchandising                                                        0.86
    Metal--Nonferrous                                                    0.36
    Metal--Steel                                                         8.90
    Mining                                                               2.91
    Miscellaneous Materials                                              4.62
    Multi-Industry                                                       3.82
    Paper & Forest Products                                              1.41
    Real Estate                                                          5.61
    Retail                                                               1.28
    Telecommunications                                                   7.52
    Textiles/Apparel                                                     4.08
    Tires & Rubber                                                       0.41
    Utilities--Electric, Gas & Water                                    10.49
    Repurchase Agreement                                                 2.59
    Cash and Other Assets, Less Liabilities                              0.22
                                                                       -------
    Total                                                              100.00%
                                                                       =======

See Notes to Financial Statements.

                               Schedule of Investments--Stock Portfolios    9

                       Sanford C. Bernstein Fund, Inc.

                              SEMIANNUAL REPORT
                                MARCH 31, 1997

                       Schedule of Investments
                       Taxable Bond
                       Portfolios
                                -----
                       Intermediate Duration
                       -------------------------
                       Short Duration Plus
                       -------------------------

                       Government Short Duration
                       -------------------------

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                  Bernstein Intermediate Duration Portfolio
                          March 31, 1997 (unaudited)

-------------------------------------------------------------------------------
Principal Amount                 Description                      Market Value*
-------------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                                   107.58%
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  20.16%
-------------------------------------------------------------------------------
Commercial Paper (Note A, p. 5): 2.23%
     38,193,000  Avery Dennison Corp.,                             $ 38,193,000
                 04/01/1997
                                                                   ------------
Total Commercial Paper (Cost $38,193,000)                            38,193,000
                                                                   ------------

U.S. Treasury Bills: 17.93%
     69,925,000  12/11/1997                                          67,231,279
    125,145,000  02/05/1998 (Notes B & C, p. 5)                     119,153,308
    126,725,000  03/05/1998                                         120,085,877
                                                                   ------------

Total U.S. Treasury Bills (Cost $307,233,277)                       306,470,464
                                                                   ------------

Total Short-Term Investments
(Cost $345,426,277)                                                 344,663,464
                                                                   ------------

-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     28.68%
-------------------------------------------------------------------------------
     32,250,000  5.625%, 10/31/1997 (Note D, p. 5)                   32,209,687
     19,575,000  5.875%, 04/30/1998 (Note E, p. 5)                   19,519,936
     48,000,000  6.125%, 08/31/1998                                  47,894,976
    122,960,000  5.625%, 11/30/1998 (Note F, p. 5)                  121,538,214
     70,765,000  5.875%, 01/31/1999                                  70,123,657
      9,445,000  6.75%, 05/31/1999                                    9,495,172
     55,130,000  7.75%, 01/31/2000                                   56,732,188
     86,325,000  6.125%, 07/31/2000                                  85,003,105
     48,410,000  6.25%, 08/31/2000                                   47,835,131
                                                                   ------------

Total U.S. Treasury Notes (Cost $492,501,448)                       490,352,066
                                                                   ------------
-------------------------------------------------------------------------------

U.S. TREASURY INFLATION INDEXED SECURITY:                                 5.35%
-------------------------------------------------------------------------------
     92,840,000  3.375%, 01/15/2007                                  91,568,371
                 (Notes G & H, p. 5)
                                                                   ------------

Total U.S. Treasury Inflation Indexed Security
(Cost $93,633,934)                                                   91,568,371
                                                                   ------------
-------------------------------------------------------------------------------
U.S. TREASURY BONDS:                                                     16.71%
-------------------------------------------------------------------------------
     81,660,000  7.25%, 05/15/2016 (Note I, p. 5)                    81,966,225
    181,730,000  7.50%, 11/15/2016 (Note J, p. 5)                   186,897,856
     14,330,000  8.875%, 08/15/2017                                  16,815,352
                                                                   ------------

Total U.S. Treasury Bonds (Cost $299,387,331)                       285,679,433
                                                                   ------------
-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     2.27%
-------------------------------------------------------------------------------
     3,791,413   Federal National Mortgage                            3,885,766
                 Association Series 1990-18 Class H,
                 9.00%, 05/25/2019

*See Note 1, page 28 in Notes to Financial Statements

-------------------------------------------------------------------------------
Principal Amount                 Description                       Market Value
-------------------------------------------------------------------------------
     4,700,000   G.E. Capital Mortgage Services,                   $  3,874,116
                 Inc. Series 1993-10 Class A15,
                 6.50%, 09/25/2023
     2,239,691   G.E. Capital Mortgage Services,                      2,224,573
                 Inc. Series 1994-11 Class A1,
                 6.50%, 03/25/2024
     2,835,000   Federal National Mortgage                            2,882,058
                 Association Series 1994-G6 Class PY,
                 7.75%, 05/17/2024
     2,780,917   Prudential Home Mortgage                             2,816,391
                 Securities Series 1994-15 Class A1,
                 8.00%, 05/25/2024
     1,293,031   Residential Funding Mortgage Inc.,                   1,303,595
                 Securities 1, Series 1994-S15
                 Class A8, 7.75%, 07/25/2024
     2,307,000   Citicorp Mortgage Securities, Inc.                   1,888,787
                 Series 1994-11 Class A9,
                 6.25%, 08/25/2024
     5,479,318   Ryland Mortgage Securities Corp.                     5,498,331
                 Series 1993-4 Class A2,
                 7.50%, 08/25/2024
     1,765,415   Residential Funding Mortgage Inc.,                   1,771,064
                 Securities 1, Series 1995-S3

                 Class A1, 7.65%, 04/25/2025
     2,677,577   Asset Securitization Corp., Series                   2,693,664
                 1996-D3 Class A1A,
                 7.01%, 10/13/2026 (Note G, p. 5)
     4,145,000   Asset Securitization Corp., Series                   4,160,991
                 1997-MD7 Class A1A,
                 7.32%, 01/13/2030 (Note G, p. 5)
     6,615,000   Federal National Mortgage Association                5,857,774
                 Series 1997-M2 Class Z,
                 7.34%, 01/01/2037 (Note G, p. 5)
                                                                   ------------
Total Mortgage Derivatives (Cost $39,232,090)                        38,857,110
                                                                   ------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  24.60%
-------------------------------------------------------------------------------
     1,454,383   Federal National Mortgage Association                1,461,402
                 DUS Pool #073565,
                 7.31%, 07/01/2003 (Note G, p. 5)
     1,510,162   Federal National Mortgage Association                1,511,905
                 DUS Pool #073712,
                 7.235%, 10/01/2003 (Note G, p. 5)
     1,983,832   Federal Home Loan Mortgage Corp.                     1,942,661
                 Pool #W20002,
                 6.775%, 11/01/2003 (Note G, p. 5)
     1,984,622   Federal National Mortgage Association                1,970,406
                 DUS Pool #073733,
                 7.06%, 11/01/2003 (Note G, p. 5)
     1,551,762   Federal National Mortgage Association                1,521,802
                 DUS Pool #073789,
                 6.85%, 12/01/2003 (Note G, p. 5)
     1,452,237   Federal National Mortgage Association                1,420,226
                 DUS Pool #073426,
                 6.98%, 04/01/2006 (Note G, p. 5)

                          Schedule of Investments--Taxable Bond Portfolios    1

-------------------------------------------------------------------------------
Principal Amount                 Description                       Market Value
-------------------------------------------------------------------------------
     1,607,241   Federal National Mortgage                         $  1,620,351
                 Association DUS Pool #073548,
                 7.48%, 07/01/2006 (Note G, p. 5)
     1,592,672   Federal National Mortgage Association                1,601,859
                 DUS Pool #073626,
                 7.435%, 08/01/2006 (Note G, p. 5)
     1,695,511   Federal National Mortgage Association                1,675,790
                 DUS Pool #073737,
                 7.175%, 11/01/2006 (Note G, p. 5)
     2,425,089   Federal National Mortgage                            2,741,682
                 Association Pool #303305,
                 12.00%, 05/01/2016

       250,792   Federal Home Loan Mortgage Corp.                       257,532
                 Pool #293246,
                 8.50%, 05/01/2017
     7,416,786   Government National Mortgage                         8,039,641
                 Association Pool #267832,
                 9.50%, 11/15/2017
     2,275,380   Federal Home Loan Mortgage Corp.                     2,341,410
                 Pool #304272,
                 8.50%, 06/01/2018
     4,407,152   Government National Mortgage                         4,678,099
                 Association Pool #312952,
                 9.00%, 08/15/2021
     5,354,358   Government National Mortgage                         5,774,991
                 Association Pool #780118,
                 9.50%, 08/15/2021
     7,055,503   Government National Mortgage                         7,609,776
                 Association Pool #780049,
                 9.50%, 11/15/2021
     6,938,979   Government National Mortgage                         7,484,098
                 Association Pool #780254,
                 9.50%, 11/15/2021
     5,080,448   Federal Home Loan Mortgage Corp.                     5,393,652
                 Gold Pool #G00391,
                 9.00%, 06/01/2022
     6,052,217   Government National Mortgage                         6,105,834
                 Association Pool #392349,
                 8.00%, 07/15/2024
     7,938,315   Government National Mortgage                         8,125,421
                 Association II ARM Pool #008484,
                 7.125%, 08/20/2024
     5,181,942   Government National Mortgage                         5,585,247
                 Association Pool #780012,
                 9.50%, 10/15/2024
        75,629   Federal Home Loan Mortgage Corp.                        79,387
                 Gold Pool #C80286,
                 9.00%, 03/01/2025
        34,638   Federal Home Loan Mortgage Corp.                        36,359
                 Gold Pool #D59810,
                 9.00%, 04/01/2025
     5,766,900   Government National Mortgage                         5,888,091
                 Association II ARM Pool #008621,
                 7.125%, 04/20/2025

2  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

-------------------------------------------------------------------------------
Principal Amount                 Description                       Market Value
-------------------------------------------------------------------------------
        36,507   Federal Home Loan Mortgage Corp.                  $     38,321
                 Gold Pool #G00350,
                 9.00%, 05/01/2025
     7,495,821   Government National Mortgage                         7,653,346
                 Association II ARM Pool #008643,
                 7.125%, 06/20/2025

     8,966,856   Government National Mortgage                         9,155,294
                 Association II ARM Pool #008660,
                 7.125%, 07/20/2025
     5,835,811   Government National Mortgage                         5,739,222
                 Association Pool #409928,
                 7.50%, 08/15/2025
     2,750,675   Government National Mortgage                         2,705,149
                 Association Pool #410088,
                 7.50%, 08/15/2025
     5,323,868   Government National Mortgage                         5,235,752
                 Association Pool #409946,
                 7.50%, 09/15/2025
     7,774,293   Government National Mortgage                         7,645,621
                 Association Pool #413123,
                 7.50%, 09/15/2025
     9,403,585   Government National Mortgage                         9,601,201
                 Association II ARM Pool #008703,
                 7.125%, 09/20/2025
     3,619,539   Federal Home Loan Mortgage Corp.                     3,650,844
                 Gold Pool #C00427,
                 8.00%, 10/01/2025
    17,558,854   Federal Home Loan Mortgage Corp.                    17,710,720
                 Gold Pool #C80356,
                 8.00%, 10/01/2025
     4,484,332   Federal Home Loan Mortgage Corp.                     4,523,117
                 Gold Pool #D64443,
                 8.00%, 10/01/2025
     7,741,128   Federal Home Loan Mortgage Corp.                     7,808,081
                 Gold Pool #D64928,
                 8.00%, 10/01/2025
     6,449,759   Government National Mortgage                         6,343,009
                 Association Pool #387136,
                 7.50%, 11/15/2025
     3,440,005   Government National Mortgage                         3,383,070
                 Association Pool #418352,
                 7.50%, 11/15/2025
     7,300,884   Government National Mortgage                         7,180,047
                 Association Pool #419244,
                 7.50%, 11/15/2025
     7,612,444   Government National Mortgage                         7,477,316
                 Association Pool #417275,
                 7.50%, 02/15/2026
     1,937,945   Government National Mortgage                         1,903,545
                 Association Pool #423798,
                 7.50%, 05/15/2026
     4,388,421   Government National Mortgage                         4,310,522
                 Association Pool #398717,
                 7.50%, 06/15/2026

--------------------------------------------------------------------------------
     Principal Amount             Description                       Market Value
--------------------------------------------------------------------------------
         5,935,344         Government National Mortgage              $ 5,829,986

                           Association Pool #422926,
                           7.50%, 06/15/2026
         7,017,785         Government National Mortgage                7,211,960
                           Association Pool #423841,
                           8.50%, 07/15/2026
         7,741,153         Government National Mortgage                7,955,343
                           Association Pool #431037,
                           8.50%, 07/15/2026
         5,339,637         Government National Mortgage                5,487,379
                           Association Pool #431053,
                           8.50%, 07/15/2026
         2,487,020         Government National Mortgage                2,555,834
                           Association Pool #431076,
                           8.50%, 07/15/2026
         5,361,998         Government National Mortgage                5,399,955
                           Association Pool #431243,
                           8.00%, 08/15/2026
         5,983,880         Government National Mortgage                6,026,240
                           Association Pool #423052,
                           8.00%, 09/15/2026
         2,035,513         Government National Mortgage                2,049,922
                           Association Pool #430423,
                           8.00%, 09/15/2026
         1,196,107         Government National Mortgage                1,229,202
                           Association Pool #433307,
                           8.50%, 11/15/2026
         4,574,499         Government National Mortgage                4,701,071
                           Association Pool #442121,
                           8.50%, 11/15/2026
         46,780,000        Federal Home Loan Mortgage Corp.           46,049,296
                           Gold Pool TBA,
                           7.50%, 04/10/2027 (Note K, p. 5)
         55,875,000        Federal Home Loan Mortgage Corp.           56,311,384
                           Gold Pool TBA,
                           8.00%, 04/10/2027 (Note K, p. 5)
         52,395,000        Government National Mortgage               52,705,702
                           Association Pool TBA,
                           8.00%, 04/17/2027 (Note K, p. 5)
         20,634,000        Government National Mortgage               20,195,527
                           Association Pool TBA,
                           7.50%, 05/15/2027 (Note K, p. 5)
                                                                    ------------
Total Mortgage Pass-Throughs
(Cost $424,739,943)                                                  420,640,600
                                                                    ------------
--------------------------------------------------------------------------------
FINANCE:                                                                   4.36%
--------------------------------------------------------------------------------
         4,525,000         Lehman Brothers Holdings, Inc.              4,525,000
                           Notes, 8.375%, 04/01/1997
         1,020,000         Lehman Brothers Inc. Senior                 1,026,355
                           Subordinated Notes,
                           9.50%, 06/15/1997
         9,530,000         Associates Corp. of North America           9,564,022

                           Senior Notes, 6.625%, 05/15/1998

--------------------------------------------------------------------------------
     Principal Amount             Description                       Market Value
--------------------------------------------------------------------------------
        10,600,000         Korea Development Bank,                   $10,936,656
                           U.S. Dollar Denominated Notes,
                           9.25%, 06/15/1998
         1,565,000         Lehman Brothers Inc. Senior                 1,659,432
                           Subordinated Notes,
                           10.00%, 05/15/1999
         7,570,000         Capital One Bank,                           7,542,672
                           6.83%, 05/17/1999
         5,135,000         Associates Corp. of North America           5,198,725
                           Notes, 7.25%, 09/01/1999
         2,220,000         Lehman Brothers Holdings, Inc.              2,226,818
                           Medium-Term Notes,
                           7.11%, 09/27/1999
         5,725,000         Lehman Brothers Inc. Medium-Term            5,706,858
                           Notes, 6.84%, 10/07/1999
         8,800,000         First U.S.A. Bank Notes,                    8,735,214
                           6.58%, 12/23/1999 (Note G, p. 5)
         7,380,000         Salomon Inc. Medium-Term Notes,             7,242,363
                           6.625%, 11/30/2000
         10,545,000        Paine Webber Group, Inc. Senior            10,218,632
                           Notes, 7.625%, 02/15/2014
                                                                      ----------
Total Finance (Cost $73,491,286)                                      74,582,747
                                                                      ----------
--------------------------------------------------------------------------------
INDUSTRIAL:                                                                1.92%
--------------------------------------------------------------------------------
         5,105,000         News America Holdings Inc.,                 5,374,289
                           9.125%, 10/15/1999
         2,810,000         News America Holdings Inc.,                 2,839,561
                           7.50%, 03/01/2000
         7,140,000         Boise Cascade Corp.,                        7,643,656
                           9.90%, 03/15/2000
         3,950,000         RJR Nabisco Inc.,                           3,928,156
                           8.00%, 07/15/2001
         4,115,000         RJR Nabisco Inc.,                           4,158,907
                           8.625%, 12/01/2002
         1,975,000         Auburn Hills Trust-Chrysler,                2,861,913
                           Credit Sensitive Notes,
                           12.00%, 05/01/2020
         6,160,000         Motorola, Inc. Debentures,                  5,947,234
                           6.50%, 09/01/2025,
                           Putable 09/01/2005 @100
                                                                      ----------
Total Industrial (Cost $31,878,004)                                   32,753,716
                                                                      ----------
--------------------------------------------------------------------------------
UTILITIES:                                                                 1.43%
--------------------------------------------------------------------------------

         8,310,000         Commonwealth Edison Co.,                    8,696,914
                           9.05%, 10/15/1999
        10,650,000         Niagara Mohawk Power Corp.,                10,260,103
                           6.875%, 03/01/2001
         5,350,000         New Jersey Bell Telephone Co.               5,576,305
                           Debentures, 7.85%, 11/15/2029,
                           Putable 11/15/1999 @100
                                                                      ----------
Total Utilities (Cost $25,034,511)                                    24,533,322
                                                                      ----------


                             Schedule of Investments--Taxable Bond Portfolios  3

--------------------------------------------------------------------------------
     Principal Amount             Description                       Market Value
--------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                        0.57%
--------------------------------------------------------------------------------
         3,830,000         Northeast Maryland Waste Disposal         $ 3,823,680
                           Authority, Montgomery County,
                           Solid Waste Revenue,
                           6.10%, 07/01/1997
         2,075,000         New York State Job Development              2,045,971
                           Authority Series B,
                           6.19%, 03/01/1999
         3,880,000         New York City General Obligation            3,833,518
                           Series E, 6.35%, 08/01/1999
                                                                       ---------
Total Taxable Municipals (Cost $9,773,671)                             9,703,169
                                                                       ---------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.53%
--------------------------------------------------------------------------------
         4,200,000         Health Care Receivables, Securitization     4,211,437
                           Program Notes Series 1996-1 Class A,
                           Rule 144A, 7.20%, 07/01/2000
                           (Note G, p. 5)
         3,205,000         The Money Store Auto Trust Series           3,153,306
                           1996-2, 6.435%, 06/20/2003
                           (Note G, p. 5)
         3,348,954         Newcourt Receivables Asset Trust            3,356,154
                           Series 1996-2, Asset Backed Note
                           Class A, 6.87%, 06/20/2004
         5,741,408         Copelco Capital Funding Corp. II,           5,729,696
                           Class A Lease-Backed Notes, Series
                           1996-A, 6.34%, 07/20/2004
         3,987,628         Copelco Capital Funding Corp. II,           3,992,612
                           Class B Lease-Backed Notes, Series
                           1996-A, 6.59%, 07/20/2004
         3,219,823         Newcourt Receivables Asset Trust            3,188,462
                           Series 1996-3, Asset Backed Note

                           Class A, 6.24%, 12/20/2004
                           (Note G, p. 5)
         2,639,918         Green Tree Financial Corp. Series           2,530,942
                           1996-A, Class A2,
                           5.70%, 02/15/2018
                                                                      ----------
Total Asset-Backed Securities
(Cost $26,361,809)                                                    26,162,609
                                                                      ----------
Total Domestic Investments
(Cost $1,861,460,304)                                              1,839,496,607
                                                                   -------------
--------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                               4.72%
--------------------------------------------------------------------------------
GOVERNMENT--GERMAN DEUTSCHEMARK
DENOMINATED:                                                               3.12%
--------------------------------------------------------------------------------

    DM  57,485,000
                           German Unity Fund,                         38,971,246
                           8.00%, 01/21/2002
    DM  22,515,000
                           Deutschland Republic,                      14,341,839
                           6.50%, 07/15/2003
                                                                      ----------
Total Government--German Deutschemark
Denominated (Cost $58,634,824)                                        53,313,085
                                                                      ----------

4  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report
--------------------------------------------------------------------------------
     Principal Amount             Description                       Market Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCE--ITALIAN LIRA DENOMINATED:                                         1.60%
--------------------------------------------------------------------------------
    IL   5,950,000,000
                           International Finance Corp.,              $ 3,570,535
                           11.25%, 04/03/1997
    IL   6,100,000,000
                           Helaba Finance BV,                          3,675,184
                           11.25%, 06/05/1997
    IL   2,635,000,000
                           General Electric Capital Corp.,             1,605,521
                           11.50%, 09/29/1997
    IL  10,585,000,000
                           Sudwestdeutsche Landesbank,                 6,447,184
                           11.50%, 09/29/1997
    IL   3,000,000,000
                           Abbey National Treasury Service,            1,833,558
                           11.50%, 10/20/1997
    IL  16,805,000,000
                           Abbey National Treasury Service,           10,326,419

                           12.00%, 11/24/1997
                                                                      ----------
Total Finance--Italian Lira Denominated
(Cost $28,476,216)                                                    27,458,401
                                                                      ----------
Total Non-U.S. Dollar Investments
(Cost $87,111,040)                                                    80,771,486
                                                                      ----------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,948,571,344)       112.30%            $1,920,268,093
(Note L, p. 5)
Cash and Other Assets, Less Liabilities       (12.30)              (210,375,188)
                                              -------             -------------
Net Assets (Equivalent to $12.96
per share based on 131,909,770
shares of capital stock outstanding)          100.00%             $1,709,892,905
                                              =======             ==============
--------------------------------------------------------------------------------
LONG FUTURES CONTRACTS
--------------------------------------------------------------------------------
Quantity                       Description             Unrealized (Depreciation)
--------------------------------------------------------------------------------
615                        Canadian 10 Year Bond                   $ (1,353,727)
                           June 1997
535                        German 5 Year Bond                          (888,216)
                           June 1997
                                                                   -------------
Total Long Futures Contracts                                       $ (2,241,943)
-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity                       Description                         Market Value
-------------------------------------------------------------------------------
733,419                    Canadian Dollar                          $   529,736
13,812,775                 Deutschemark                               8,281,040
5,281,878                  French Franc                                 940,757
1,465,539                  Italian Lira                                     879
                                                                    -----------
Total Foreign Currencies                                            $ 9,752,412
                                                                    -----------

(A)  Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
(B) $81,325,000 principal amount segregated as collateral for delayed delivery transactions
(C) $43,820,000 principal amount segregated as collateral for when-issued securities
(D) $32,250,000 principal amount segregated as collateral for when-issued securities

(E) $10,000,000 principal amount segregated as collateral for when-issued securities
(F) $122,960,000 principal amount segregated as collateral for when-issued securities
(G)  Fair-valued security
(H)  $69,465,000 principal amount from delayed delivery transactions
(I)  $2,000,000 principal amount pledged as collateral for futures transactions
(J) $157,000,000 principal amount segregated as collateral for futures transactions
(K)  When-issued security
(L) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                   Bernstein Short Duration Plus Portfolio
                          March 31, 1997 (unaudited)

--------------------------------------------------------------------------
Principal Amount                  Description                Market Value*
--------------------------------------------------------------------------
DOMESTIC INVESTMENTS:                                               99.74%
--------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, p. 7):                                     3.31%
--------------------------------------------------------------------------
  19,368,000               Avery Dennison Corp.,              $ 19,368,000
                           04/01/1997                         ------------
Total Commercial Paper (Cost $19,368,000)                       19,368,000
                                                              ------------
--------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                73.19%
--------------------------------------------------------------------------
  73,665,000               5.00%, 01/31/1998                    73,020,431
                           (Notes B, C & D, p. 7)
  19,000,000               6.25%, 06/30/1998 (Note E, p. 7)     19,011,875
  93,910,000               6.25%, 07/31/1998                    93,968,694
  80,000,000               6.125%, 08/31/1998                   79,824,960
  47,160,000               5.50%, 11/15/1998                    46,541,025
  54,750,000               5.625%, 11/30/1998                   54,116,926
  62,500,000               5.875%, 01/31/1999                   61,933,562
                                                               -----------
Total U.S. Treasury Notes (Cost $429,460,985)                  428,417,473
                                                               -----------
--------------------------------------------------------------------------
U.S. TREASURY INFLATION INDEXED SECURITY:                            2.15%
--------------------------------------------------------------------------
  12,780,000               3.375%, 01/15/2007                   12,604,953
                           (Notes F & G, p. 7)
                                                               -----------
Total U.S. Treasury Inflation Indexed Security
(Cost $12,888,208)                                              12,604,953
                                                               -----------
--------------------------------------------------------------------------

MORTGAGE DERIVATIVES:                                                3.70%
--------------------------------------------------------------------------
         1,676,967         Countrywide Funding Corp.,            1,679,449
                           Series 1994-12 Class A5,
                           7.00%, 10/25/2014
         4,816,203         Federal National Mortgage             4,936,059
                           Association Series 1990-18 Class H,
                           9.00%, 05/25/2019
         1,735,651         Federal Home Loan Mortgage Corp.      1,760,538
                           Remic Trust Series 37 Class C,
                           9.00%, 04/15/2020
         2,342,344         G.E. Capital Mortgage Services,       2,329,461
                           Inc. Series 1994-5 Class A4,
                           6.50%, 02/25/2024
           513,589         G.E. Capital Mortgage Services,         510,122
                           Inc. Series 1994-11 Class A1,
                           6.50%, 03/25/2024
         4,727,731         G.E. Capital Mortgage Services,       4,738,510
                           Inc. Series 1994-17 Class A3,
                           7.00%, 05/25/2024

*See Note 1, page 28 in Notes to Financial Statements.

                    Schedule of Investments--Taxable Bond Portfolios     5

--------------------------------------------------------------------------
Principal Amount                    Description               Market Value
--------------------------------------------------------------------------
         1,678,929         Prudential Home Mortgage            $ 1,700,346
                           Securities Series 1994-15 Class A1,
                           8.00%, 05/25/2024
           859,766         Residential Funding Mortgage Inc.,      866,791
                           Securities 1, Series 1994-S15
                           Class A8, 7.75%, 07/25/2024
           773,090         Residential Funding Mortgage Inc.,      775,564
                           Securities 1, Series 1995-S3 Class A1,
                           7.65%, 04/25/2025
         2,372,935         Structured Asset Securities Corp.,    2,355,582
                           Series 1996-CFL Class A-1B,
                           5.751%, 02/25/2028 (Note F, p. 7)
                                                               -----------
Total Mortgage Derivatives
(Cost $21,631,808)                                              21,652,422
                                                               -----------
--------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                              8.06%
--------------------------------------------------------------------------
         2,436,562         Federal Home Loan Mortgage Corp.      2,441,603
                           Gold Pool #G50015,
                           6.50%, 08/01/1998
         4,094,826         Federal Home Loan Mortgage Corp.      4,103,298
                           Gold Pool #G50090,
                           6.50%, 01/01/1999

         1,426,330         Federal National Mortgage             1,612,536
                           Association Pool #303305,
                           12.00%, 05/01/2016
             7,695         Government National Mortgage              8,065
                           Association Pool #183717,
                           9.00%, 11/15/2016
         2,996,844         Government National Mortgage          3,059,823
                           Association II ARM Pool #008621,
                           7.125%, 04/20/2025
         3,684,114         Government National Mortgage          3,761,536
                           Association II ARM Pool #008631,
                           7.125%, 05/20/2025
         3,765,981         Government National Mortgage          3,845,124
                           Association II ARM Pool #008643,
                           7.125%, 06/20/2025
         3,254,605         Government National Mortgage          3,323,000
                           Association II ARM Pool #008660,
                           7.125%, 07/20/2025
         4,332,903         Government National Mortgage          4,423,959
                           Association II ARM Pool #008703,
                           7.125%, 09/20/2025
         7,738,416         Government National Mortgage          7,952,530
                           Association Pool #431534,
                           8.50%, 11/15/2026
           740,617         Government National Mortgage            761,109
                           Association Pool #431784,
                           8.50%, 12/15/2026
        11,825,000         Government National Mortgage         11,895,122
                           Association Pool TBA,
                           8.00%, 12/15/2027 (Note H, p. 7)
                                                               -----------
Total Mortgage Pass-Throughs
(Cost $47,311,742)                                              47,187,705
                                                               -----------

6    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------
Principal Amount                    Description               Market Value
--------------------------------------------------------------------------
FINANCE:                                                             4.93%
--------------------------------------------------------------------------
           855,000         Lehman Brothers Inc. Senior         $   860,327
                           Subordinated Notes,
                           9.50%, 06/15/1997
         2,550,000         World Savings & Loan Association      2,600,362
                           Subordinated Notes,
                           10.25%, 10/01/1997
         4,515,000         Lehman Brothers Holdings, Inc.        4,487,594
                           Notes, 5.75%, 02/15/1998
         2,130,000         Korea Development Bank,               2,197,649
                           U.S. Dollar Denominated Notes,
                           9.25%, 06/15/1998
         2,740,000         Capital One Bank,                     2,730,109

                           6.83%, 05/17/1999
         4,980,000         General Motors Acceptance Corp.,      5,171,182
                           8.625%, 06/15/1999
         5,510,000         Associates Corp. of North America     5,578,379
                           Notes, 7.25%, 09/01/1999
         2,500,000         Paine Webber Group Inc.               2,533,375
                           Subordinated Medium-Term Notes,
                           7.70%, 02/11/2000
         2,750,000         Salomon Inc. Medium-Term Notes,       2,698,712
                           6.625%, 11/30/2000
                                                               -----------
Total Finance (Cost $29,096,482)                                28,857,689
                                                               -----------
--------------------------------------------------------------------------
INDUSTRIAL:                                                          1.33%
--------------------------------------------------------------------------
         2,590,000         News America Holdings Inc.,           2,617,247
                           7.50%, 03/01/2000
         4,820,000         Whirlpool Corp.,                      5,159,232
                           9.50%, 06/15/2000
                                                               -----------
Total Industrial (Cost $7,927,419)                               7,776,479
                                                               -----------
--------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                  1.46%
--------------------------------------------------------------------------
         2,015,000         New York State Job Development        1,986,810
                           Authority Series B, 6.19%, 03/01/1999
         5,200,000         New York City General Obligation      5,137,704
                           Series E, 6.35%, 08/01/1999
         1,465,000         New York State Environmental          1,439,304
                           Facilities Series A,
                           6.31%, 09/15/1999
                                                               -----------
Total Taxable Municipals (Cost $8,673,221)                       8,563,818
                                                               -----------
--------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                             1.61%
--------------------------------------------------------------------------
         1,700,000         Health Care Receivables,              1,704,629
                           Securitization Program Notes
                           Series 1996-1 Class A, Rule 144A,
                           7.20%, 07/01/2000 (Note F, p. 7)
         2,429,433         TLFC IV Equipment Lease Trust         2,413,389
                           Series 1996-1 Class A,
                           5.98%, 11/20/2002 (Note F, p. 7)
         1,380,000         The Money Store Auto Trust Series     1,357,742
                           1996-2, 6.435%, 06/20/2003
                           (Note F, p. 7)

--------------------------------------------------------------------------
Principal Amount                    Description               Market Value

--------------------------------------------------------------------------
         1,501,215         Copelco Capital Funding Corp. II,  $  1,503,091
                           Class B Lease-Backed Notes, Series
                           1996-A, 6.59%, 07/20/2004
         2,484,719         Newcourt Receivables Asset Trust      2,460,518
                           Series 1996-3, Asset Backed Note
                           Class A, 6.24%, 12/20/2004
                           (Note F, below)
                                                              ------------
Total Asset-Backed Securities
(Cost $9,495,030)                                                9,439,369
                                                              ------------
Total Domestic Investments
(Cost $585,852,895)                                            583,867,908
                                                              ------------
--------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                         2.99%
--------------------------------------------------------------------------
GOVERNMENT--GERMAN DEUTSCHEMARK
DENOMINATED:                                                         2.18%
--------------------------------------------------------------------------
      DM 13,350,000
                           German Unity Fund,                    9,050,468
                           8.00%, 01/21/2002
      DM  5,825,000
                           Deutschland Republic,                 3,710,469
                           6.50%, 07/15/2003
                                                               -----------
Total Government--German Deutschemark
Denominated (Cost $14,043,149)                                  12,760,937
                                                               -----------
--------------------------------------------------------------------------
FINANCE--ITALIAN LIRA DENOMINATED:                                   0.81%
--------------------------------------------------------------------------
IL  1,500,000,000
                           International Finance Corp.             900,135
                           11.25%, 04/03/1997
IL  1,230,000,000
                           Helaba Finance BV,                      740,995
                           11.25%, 06/05/1997
IL  3,050,000,000
                           Sudwestdeutsche Landesbank,           1,857,715
                           11.50%, 09/29/1997
IL  2,000,000,000
                           Abbey National Treasury Service,      1,222,372
                           11.50%, 10/20/1997
                                                               -----------
Total Finance-Italian Lira Denominated
(Cost $4,958,159)                                                4,721,217
                                                               -----------
Total Non-U.S. Dollar Investments
(Cost $19,001,308)                                              17,482,154
                                                               -----------
--------------------------------------------------------------------------

INVESTMENT SUMMARY
--------------------------------------------------------------------------
Total Investments (Cost $604,854,203)       102.73%           $601,350,062
(Note I, below)
Cash and Other Assets, Less Liabilities      (2.73)           (15,994,860)
                                            -------           ------------
Net Assets (Equivalent to $12.43
per share based on 47,098,798
shares of capital stock outstanding)        100.00%           $585,355,202
                                            =======           ============
--------------------------------------------------------------------------
LONG FUTURES CONTRACTS
--------------------------------------------------------------------------
Quantity                Description              Unrealized (Depreciation)
--------------------------------------------------------------------------
125                        Canadian 10 Year Bond              $   (274,059)
                           June 1997
98                         German 5 Year Bond                     (165,139)
                           June 1997                          -------------

Total Long Futures Contracts                                     $(439,198)
                                                              -------------
---------------------------------------------------------------------------
SHORT FUTURES CONTRACT
---------------------------------------------------------------------------
Quantity                Description                Unrealized Appreciation
---------------------------------------------------------------------------
119                        U.S. 10 Year Treasury Bond         $    401,906
                           June 1997                          ------------
Total Short Futures Contract                                  $    401,906
                                                              ------------
---------------------------------------------------------------------------
FOREIGN CURRENCIES
---------------------------------------------------------------------------
Quantity                Description                           Market Value
---------------------------------------------------------------------------
261,233                    Canadian Dollar                    $    188,684
3,146,527                  Deutschemark                          1,886,407
1,264,967                  French Franc                            225,304
                                                              ------------
Total Foreign Currencies                                      $  2,300,395
                                                              ------------
---------------------------------------------------------------------------
(A) Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
(B) $47,565,000 principal amount segregated as collateral for futures transactions
(C) $14,000,000 principal amount segregated as collateral for when-issued securities
(D) $12,100,000 principal amount segregated as collateral for delayed delivery securities
(E) $560,000 principal amount pledged as collateral for futures transactions
(F) Fair-valued security
(G) $10,225,000 principal amount from delayed delivery transactions

(H) When-issued security
(I) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                       Schedule of Investments--Taxable Bond Portfolios    7

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                Bernstein Government Short Duration Portfolio
                          March 31, 1997 (unaudited)
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
--------------------------------------------------------------------------------
COMMERCIAL PAPER (Note A, below):                                          1.67%
--------------------------------------------------------------------------------
     2,220,000         Avery Dennison Corp.,                      $    2,220,000
                       04/01/1997
                                                                  --------------
Total Commercial Paper (Cost $2,220,000)                               2,220,000
                                                                  --------------
--------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                      97.44%
--------------------------------------------------------------------------------
    32,360,000         5.00%, 01/31/1998 (Note B, below)              32,076,850
    35,110,000         6.25%, 07/31/1998                              35,131,944
    15,480,000         6.125%, 08/31/1998                             15,446,130
     9,500,000         5.50%, 11/15/1998                               9,375,313
    12,915,000         5.875%, 01/31/1999                             12,797,951
    20,000,000         7.50%, 10/31/1999                              20,437,500
     4,525,000         6.75%, 04/30/2000                               4,540,552
                                                                  --------------
Total U.S. Treasury Notes (Cost $130,077,887)                        129,806,240
                                                                  --------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION INDEXED SECURITY:                                  2.20%
--------------------------------------------------------------------------------
     2,980,000         3.375%, 01/15/2007                              2,939,183
                       (Notes C & D, below)
                                                                  --------------
Total U.S. Treasury Inflation Indexed Security
(Cost $3,005,668)                                                      2,939,183
                                                                  --------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $135,303,555)       101.31%                $134,965,423
(Note E, below)
Cash and Other Assets, Less Liabilities      (1.31)                  (1,745,828)
                                            -------               --------------
Net Assets (Equivalent to $12.44

per share based on 10,713,190
shares of capital stock outstanding)         100.00%                $133,219,595
                                            =======               ==============
--------------------------------------------------------------------------------
(A)  Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
(B) $2,650,000 principal amount segregated as collateral for delayed delivery transactions
(C)  Fair-valued security
(D)  $2,245,000 principal amount from delayed delivery transactions
(E) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.



*See Note 1, page 28 in Notes to Financial Statements.


8  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

                     This page intentionally left blank.

                       Sanford C. Bernstein Fund, Inc.
                              SEMIANNUAL REPORT
                                MARCH 31, 1997


Schedule of Investments
Municipal Bond
Portfolios

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal

------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Diversified Municipal Portfolio
                          March 31, 1997 (unaudited)
------------------------------------------------------------------------------
Principal Amount                  Description                    Market Value*
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  0.57%
------------------------------------------------------------------------------
Commercial Paper (Note A, p.12): 0.10%
  1,010,000               Avery Dennison Corp.,                    $ 1,010,000
                          04/01/1997                              ------------

Total Commercial Paper (Cost $1,010,000)                             1,010,000
                                                                  ------------
Municipal Notes: 0.32%
  1,725,000               Hammond Sanitation District,               1,723,465
                          Indiana, Bond Anticipation Notes,
                          6.50%, 07/15/1997
  1,335,000               Cincinnati City School District,           1,355,532
                          Ohio Tax Anticipation Notes
                          Series B, 5.00%, 12/01/1998             ------------

Total Municipal Notes (Cost $3,066,479)                              3,078,997
                                                                  ------------

Tax Exempt Variable-Rate Demand Notes: 0.15%
    700,000               Pinal County Industrial Development          700,000
                          Authority, Arizona, Pollution Control
                          Revenue, Daily Floater, Putable Daily,
                          3.85%, 12/01/2009
    700,000               Los Angeles Regional Airports                700,000
                          Improvement Corp., California,
                          Daily Floater, Putable Daily, AMT,
                          3.80%, 12/01/2025                       ------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $1,400,000)                                                    1,400,000
                                                                  ------------
Total Short-Term Investments (Cost $5,476,479)                       5,488,997
                                                                  ------------
------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                      2.67%
------------------------------------------------------------------------------
 26,000,000               5.625%, 11/30/1998                        25,699,362
                                                                  ------------
Total U.S. Treasury Note (Cost $25,856,438)                         25,699,362
                                                                  ------------
------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                   18.43%

------------------------------------------------------------------------------
    400,000               University of Texas, Permanent               404,488
                          University Fund Series A,
                          8.60%, 07/01/1997,
                          Escrowed to Maturity
  1,240,000               Hazel Crest, Illinois Hospital             1,280,040
                          Facilities, 9.125%, 07/01/2017,
                          Prerefunded 07/01/1997 @102
  2,700,000               Chandler, Arizona,                         2,737,449
                          9.60%, 07/01/1997,
                          Escrowed to Maturity (Note B, p. 12)
  1,805,000               Kentucky Turnpike Authority,               1,844,367
                          Resource Recovery Road Revenue,
                          13.125%, 07/01/2009,
                          Prerefunded 07/01/1997 @100

  *See Note 1, page 28 in Notes to Financial Statements.

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,000,000               Wyandotte County Capital                 $ 1,033,830
                          Improvement Corp., Kansas
                          Criminal Justice Complex, Certificates
                          of Participation, 7.35%, 09/01/1999,
                          Prerefunded 09/01/1997 @102
  1,400,000               Washington State Motor Vehicle             1,427,132
                          Fuel Tax, 8.70%, 09/01/2000,
                          Prerefunded 09/01/1997 @100
  2,135,000               Washington State,                          2,186,432
                          8.90%, 10/01/2002,
                          Prerefunded 10/01/1997 @100
  4,310,000               Colorado Springs, Colorado Utilities       4,479,081
                          Revenue Series B,
                          10.50%, 11/15/2022,
                          Prerefunded 11/15/1997 @100
                          (Note C, p. 12)
  2,000,000               Jacksonville Health Facilities Authority,  2,067,300
                          Florida, St. Vincent DePaul Health
                          System Project, 9.10%, 12/01/2015,
                          Prerefunded 12/01/1997 @100
  4,000,000               Minneapolis, Minnesota Hospital            4,213,240
                          Revenue, Lifespan Inc. Series B,
                          9.125%, 12/01/2014,
                          Prerefunded 12/01/1997 @102
                          (Note D, p. 12)
  1,000,000               Adams & Arapahoe Counties School           1,035,900
                          District No. 28J, Colorado Series A,
                          9.50%, 12/01/1997,
                          Escrowed to Maturity
  1,525,000               Charleston, South Carolina                 1,597,392
                          Waterworks & Sewer Revenue,
                          7.75%, 01/01/2018,
                          Prerefunded 01/01/1998 @102

  2,695,000               Grand Rapids, Michigan Water               2,825,357
                          Supply Revenue,
                          7.875%, 01/01/2018,
                          Prerefunded 01/01/1998 @102
  1,000,000               Washington State,                          1,023,880
                          6.90%, 02/01/1998,
                          Escrowed to Maturity
    890,000               Harris County, Texas Toll Road               935,417
                          Unlimited Tax, 10.375%, 08/01/2014,
                          Prerefunded 02/01/1998 @100
  3,050,000               Harris County, Texas Toll Road             3,244,834
                          Senior Lien-C, 8.125%, 08/15/2017,
                          Prerefunded 02/15/1998 @103
  1,475,000               Orlando Utilities Commission,              1,503,748
                          Florida Water and Electric Revenue,
                          6.05%, 04/01/1998,
                          Escrowed to Maturity
  1,000,000               Wisconsin State Series E,                  1,038,970
                          6.90%, 05/01/2008,
                          Prerefunded 05/01/1998 @101
                          (Note E, p. 12)


                       Schedule of Investments--Municipal Bond Portfolios    1

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,025,000               Wisconsin State Series E,                $ 1,068,686
                          7.25%, 05/01/2006,
                          Prerefunded 05/01/1998 @101
  1,335,000               Ohio State Water Development               1,413,204
                          Authority Revenue Series I,
                          7.50%, 12/01/2008,
                          Prerefunded 06/01/1998 @102
  1,100,000               Los Angeles, California                    1,161,259
                          Wastewater System Revenue,
                          6.80%, 08/01/2019,
                          Prerefunded 08/01/1998 @102
  1,400,000               Minnesota State,                           1,454,908
                          7.10%, 08/01/2003,
                          Prerefunded 08/01/1998 @100
  1,200,000               Minnesota State,                           1,249,368
                          7.25%, 08/01/2004,
                          Prerefunded 08/01/1998 @100
  1,065,000               Wisconsin State Health &                   1,142,074
                          Educational Facility Authority
                          Revenue, Wheaton Franciscan
                          Services, Inc., 8.20%, 08/15/2018,
                          Prerefunded 08/15/1998 @102
  1,960,000               Chicago Metropolitan Water                 2,051,610
                          Reclamation District, Illinois,
                          7.25%, 01/01/2006,
                          Prerefunded 01/01/1999 @100

  1,250,000               Virginia Public School Authority,          1,311,750
                          6.75%, 01/15/2003,
                          Prerefunded 01/15/1999 @101
  1,300,000               Connecticut State Special Tax              1,386,502
                          Obligation Series A,
                          7.15%, 02/01/2005,
                          Prerefunded 02/01/1999 @102
  2,000,000               Salt Lake City, Utah, IHC Hospitals        2,136,680
                          Series B, 7.25%, 02/15/2020,
                          Prerefunded 02/15/1999 @102
  1,450,000               Washington State Motor Vehicle             1,517,483
                          Fuel Tax, 7.00%, 03/01/1999,
                          Escrowed to Maturity
  1,250,000               Ohio State Building Authority              1,341,488
                          Correctional Facilities Series A,
                          7.35%, 03/01/2003,
                          Prerefunded 03/01/1999 @102
  1,000,000               Fairfax County, Virginia Public            1,052,700
                          Improvement Series A,
                          6.25%, 04/01/2008,
                          Prerefunded 04/01/1999 @102
  1,445,000               Illinois Health Facilities Authority       1,550,413
                          Revenue, Lutheran Health Systems
                          Series C, 7.375%, 04/01/2008,
                          Prerefunded 04/01/1999 @102
  1,660,000               Rutgers State University, New Jersey,     1,774,025
                          7.00%, 05/01/2019,
                          Prerefunded 05/01/1999 @102

2    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,000,000               New York State Dormitory Authority,     $ 1,072,040
                          State University Series A,
                          7.125%, 05/15/2017,
                          Prerefunded 05/15/1999 @102
  1,250,000               Illinois Health Facilities Authority      1,359,250
                          Revenue, Delnor Community Hospital
                          Project, 8.00%, 05/15/2019,
                          Prerefunded 05/15/1999 @102
  1,405,000               Florida State Board of Education          1,501,214
                          Series B, 6.90%, 06/01/2009,
                          Prerefunded 06/01/1999 @102
  2,000,000               Pennsylvania Intergovernmental            2,052,500
                          Cooperation Authority, Special Tax
                          Revenue, FGIC, 5.75%, 06/15/1999,
                          Escrowed to Maturity
  1,000,000               New Jersey State Educational              1,075,000
                          Facilities Authority Revenue,
                          Trenton State College Series C,
                          7.125%, 07/01/2009,
                          Prerefunded 07/01/1999 @102

  3,170,000               Puerto Rico Electric Power Authority      3,400,459
                          Series O, 7.125%, 07/01/2014,
                          Prerefunded 07/01/1999 @101.50
  3,275,000               Pennsylvania State Higher                 3,525,832
                          Educational Facilities Authority
                          College & University Revenues,
                          Hahnemann University Project,
                          7.20%, 07/01/2019,
                          Prerefunded 07/01/1999 @102
  1,200,000               Metropolitan Atlanta Rapid Transit        1,291,908
                          Authority, Georgia Sales Tax Revenue
                          Series L, 7.20%, 07/01/2020,
                          Prerefunded 07/01/1999 @102
  1,800,000               Washington Public Power Supply            1,947,258
                          System Revenue, Nuclear Project
                          No. 1 Series A, 7.50%, 07/01/2015,
                          Prerefunded 07/01/1999 @102
  1,650,000               Florida State Turnpike Authority          1,786,835
                          Revenue, 7.50%, 07/01/2019,
                          Prerefunded 07/01/1999 @102
  4,000,000               Maryland State Health & Higher            4,331,720
                          Educational Facilities Authority
                          Revenue, Good Samaritan Hospital,
                          7.50%, 07/01/2021,
                          Prerefunded 07/01/1999 @102
  1,070,000               University of Maryland System             1,157,119
                          Auxiliary Facility & Tuition Revenue
                          Series A, 7.20%, 10/01/2009,
                          Prerefunded 10/01/1999 @102
  1,000,000               Maryland State Department of              1,061,350
                          Transportation Second Issue,
                          6.70%, 11/01/2001,
                          Prerefunded 11/01/1999 @101

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,390,000               Montgomery County Higher                 $ 1,541,538
                          Education and Health Authority,
                          Pennsylvania Hospital Revenue
                          Series A, 8.375%, 11/01/2011,
                          Prerefunded 11/01/1999 @102
  2,120,000               Tampa, Florida, Allegheny Health           2,309,846
                          System, 7.375%, 12/01/2023,
                          Prerefunded 12/01/1999 @102
  4,250,000               Pennsylvania Turnpike                      4,643,422
                          Commission, Turnpike Revenue
                          Series E, 7.55%, 12/01/2017,
                          Prerefunded 12/01/1999 @102
  3,730,000               Metropolitan Seattle, Washington           4,003,894
                          Sewer Revenue Series T,
                          6.875%, 01/01/2031,
                          Prerefunded 01/01/2000 @102

  4,635,000               Pinellas County Health Facilities          5,192,359
                          Authority, Florida, Sun Coast Health
                          Systems Revenue, 8.50%, 03/01/2020,
                          Prerefunded 03/01/2000 @102
  4,970,000               Maury County Health & Educational          5,827,722
                          Facilities Board Revenue, Tennessee,
                          Southern Healthcare Heritage
                          Series E, 10.50%, 03/01/2020,
                          Prerefunded 03/01/2000 @102
  1,000,000               Massachusetts Water Resources              1,096,820
                          Authority Series A,
                          7.50%, 04/01/2016,
                          Prerefunded 04/01/2000 @102
  3,090,000               Massachusetts Water Resources              3,399,865
                          Authority Series A,
                          7.625%, 04/01/2014,
                          Prerefunded 04/01/2000 @102
  6,680,000               Franklin County, Ohio Hospital             7,375,254
                          Revenue, 7.60%, 05/15/2020,
                          Prerefunded 05/15/2000 @102
  4,735,000               Austin, Texas Utility Systems              5,381,943
                          Revenue, Combined Series A,
                          9.50%, 05/15/2015,
                          Prerefunded 05/15/2000 @100
  4,525,000               Pennsylvania Intergovernmental             4,700,208
                          Cooperation Authority, Special Tax
                          Revenue, FGIC, 6.00%, 06/15/2000,
                          Escrowed to Maturity
    795,000               El Paso County, Texas,                      845,109
                          6.80%, 07/01/2000,
                          Escrowed to Maturity
  1,000,000               Washington Public Power Supply            1,086,200
                          System Revenue, Nuclear Project
                          No. 2 Series B, 7.00%, 07/01/2012,
                          Prerefunded 07/01/2000 @102
  9,860,000               Washington Public Power Supply           10,689,127
                          System Revenue, Nuclear Project
                          No. 2 Series B, FSA,
                          7.00%, 07/01/2012,
                          Prerefunded 07/01/2000 @102

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  2,405,000               Massachusetts Health and                $ 2,751,561
                          Educational Facilities Authority
                          Revenue, Goddard Memorial Hospital
                          Issue Series B, 9.00%, 07/01/2015,
                          Prerefunded 07/01/2000 @102
  1,575,000               Fulton County Building Authority,         1,768,174
                          Georgia Series A, 8.40%, 01/01/2001,
                          Escrowed to Maturity
  3,000,000               Austin, Texas Utility Systems             3,350,940
                          Series A, 8.00%, 11/15/2016,

                          Prerefunded 05/15/2001 @100
  1,000,000               South Carolina Public Service              1,102,670
                          Authority Revenue Series B,
                          7.00%, 07/01/2012,
                          Prerefunded 07/01/2001 @102
    505,000               Austin, Texas Utility Systems Revenue,       610,848
                          MBIA, 9.25%, 11/15/2002,
                          Escrowed to Maturity
    740,000               Grapevine-Colleyville Independent            842,779
                          School District, Texas Series A,
                          AMBAC, 7.50%, 08/15/2003,
                          Escrowed to Maturity
  2,330,000               Fulton County Building Authority,          2,893,534
                          Georgia Series A, 8.75%, 01/01/2005,
                          Escrowed to Maturity
  2,010,000               Mississippi State, 6.20%, 02/01/2008,      2,128,510
                          Escrowed to Maturity
  4,100,000               North Carolina Municipal Power             4,121,074
                          Agency No. 1, Catawba Electric
                          Revenue, 5.50%, 01/01/2013,
                          Escrowed to Maturity
  2,045,000               Retama Development Corporation,            2,697,375
                          Texas, Special Facilities Revenue,
                          Retama Racetrack, 8.75%, 12/15/2013,
                          Escrowed to Maturity
    150,000               Florida State Board of Education,            207,803
                          9.125%, 06/01/2014,
                          Escrowed to Maturity
  3,860,000               Retama Development Corporation,            5,108,517
                          Texas, Special Facilities Revenue,
                          Retama Racetrack, 8.75%, 12/15/2014,
                          Escrowed to Maturity
  1,010,000               Maricopa County Industrial Development       358,691
                          Authority, Arizona, Single Family
                          Mortgage Revenue Series 1983A,
                          0.00%, 12/31/2014,
                          Escrowed to Maturity (Note F, p. 12)
  1,125,000               Retama Development Corporation,            1,492,639
                          Texas, Special Facilities Revenue,
                          Retama Racetrack, 8.75%, 12/15/2015,
                          Escrowed to Maturity
  1,000,000               Bell County Health Facilities              1,093,350
                          Development Corp., Texas, Lutheran
                          General Health Care Systems,
                          6.50%, 07/01/2019,
                          Escrowed to Maturity

                       Schedule of Investments--Municipal Bond Portfolios    3

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------


     4,940,000         Rhode Island Depositors Economic           $    4,933,380
                       Protection Corp. Series A, FSA,
                       5.75%, 08/01/2019,
                       Escrowed to Maturity
     1,500,000         Rhode Island Depositors Economic                1,450,155
                       Protection Corp. Series A, FSA,
                       5.50%, 08/01/2020,
                       Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $175,221,305)                                                  177,058,799
                                                                  --------------
--------------------------------------------------------------------------------
INSURED (Note G, p. 12):                                                  30.72%
--------------------------------------------------------------------------------
     1,000,000         New Orleans, Louisiana Water                    1,019,430
                       Revenue, MBIA, 7.00%, 12/01/1997
     1,000,000         Cook County School District No. 201,            1,022,360
                       Illinois, FGIC, 7.30%, 12/01/1997
     1,000,000         Chicago Metropolitan Water                      1,033,670
                       Reclamation District, Illinois,
                       FGIC, 8.60%, 01/01/1998
     1,800,000         Brownsville, Texas, AMBAC,                      1,828,908
                       5.80%, 02/15/1998
     1,105,000         Alief Independent School District,              1,134,603
                       Texas, PSF Guaranteed,
                       7.00%, 02/15/1998
     2,625,000         Cabell County Board of Education,               2,730,026
                       West Virginia, MBIA,
                       8.00%, 05/01/1998
     1,875,000         New Jersey State Transportation                 1,891,594
                       Trust Fund Series B, MBIA,
                       5.00%, 06/15/1998
     6,600,000         Illinois State, FGIC,                           6,697,152
                       5.25%, 07/01/1998 (Note H, p. 12)
     1,000,000         Pima County Unified School                      1,035,240
                       District No. 10, Arizona Series A,
                       FGIC, 7.00%, 07/01/1998
     2,300,000         Nassau County, New York, FGIC,                  2,331,096
                       5.00%, 08/01/1998
     2,100,000         Dade County School District,                    2,147,355
                       Florida, MBIA, 6.00%, 08/01/1998
     2,000,000         Houston Independent School                      2,115,080
                       District, Texas, PSF Guaranteed,
                       8.375%, 08/15/1998
     1,100,000         Dade County, Florida, Aviation                  1,112,606
                       Revenue Series C, MBIA,
                       5.00%, 10/01/1998
     1,480,000         Arizona State Certificates of                   1,508,801
                       Participation Series A, AMBAC,
                       5.45%, 11/01/1998
     2,295,000         Pennsylvania Higher Educational                 2,300,210
                       Facility, Allegheny Delaware

                       Valley Obligation, MBIA,
                       4.40%, 11/15/1998
     2,900,000         Atlanta, Georgia Airport Facilities             2,940,252
                       Revenue, AMBAC,
                       5.25%, 01/01/1999


4  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     2,210,000         Texas State Public Finance Authority      $     2,291,659
                       Building Revenue, MBIA,
                       6.50%, 02/01/1999
     1,165,000         Massachusetts Series A, FGIC,                   1,222,633
                       7.20%, 02/01/1999
     1,000,000         Round Rock Independent School                   1,010,510
                       District, Texas, PSF Guaranteed,
                       4.875%, 02/15/1999
     1,070,000         New Jersey Wastewater Series C,                 1,112,597
                       MBIA, 6.25%, 05/15/1999
     1,000,000         Convention Center Authority,                    1,086,540
                       Rhode Island Revenue Series A,
                       MBIA, 8.90%, 05/15/1999
     13,300,000        Pennsylvania Intergovernmental                 13,618,269
                       Cooperation Authority, Special Tax
                       Revenue, FGIC, 5.75%, 06/15/1999
     3,200,000         Minnesota State Series A, AMBAC,                3,228,096
                       5.00%, 06/30/1999
     4,350,000         North Slope Boro, Alaska Series B,              4,467,493
                       FSA, 6.10%, 06/30/1999
     4,680,000         Florida State General Services                  4,732,088
                       Revenue, Environmental Preservation
                       Department Series 2000-A,
                       AMBAC, 5.00%, 07/01/1999
     3,520,000         Wisconsin State Transportation                  3,559,178
                       Revenue, FGIC, 5.00%, 07/01/1999
     3,210,000         Dade County, Florida Aviation                   3,250,478
                       Revenue Series C, AMBAC,
                       5.00%, 10/01/1999
     7,680,000         Dade County, Florida Sales Tax                  7,773,235
                       Revenue, AMBAC,
                       5.00%, 10/01/1999
     2,000,000         Wilmington, Delaware Series A,                  2,029,940
                       MBIA, 5.00%, 10/01/1999
     1,450,000         Montgomery County, Ohio Solid                   1,469,865
                       Waste Revenue, MBIA,
                       5.00%, 11/01/1999
     3,600,000         South Dakota State Building                     3,647,916
                       Authority, Lease Revenue Series A,
                       AMBAC, 5.15%, 12/01/1999
     1,420,000         Chatham County Hospital Authority               1,434,385
                       Revenue, Georgia, Memorial

                       Medical Center Series A, AMBAC,
                       5.00%, 01/01/2000
     7,820,000         Chicago, Illinois O'Hare International          7,958,492
                       Airport Revenue Senior Lien Series A,
                       AMBAC, AMT, 5.50%, 01/01/2000
     1,175,000         Chicago, Illinois Motor Fuel Tax                1,232,974
                       Revenue, AMBAC,
                       6.60%, 01/01/2000
     5,365,000         Hawaii State Series CO, FGIC,                   5,457,278
                       5.25%, 03/01/2000 (Note I, p. 12)
     1,050,000         Massachusetts Series B, FGIC,                   1,127,826
                       7.30%, 04/01/2000

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------

     1,200,000         Plano, Texas Waterworks and                $    1,276,536
                       Sewer Revenue, AMBAC,
                       6.90%, 05/01/2000
     4,295,000         Clark County School District,                   4,748,939
                       Nevada, FGIC, 8.25%, 05/01/2000
     1,170,000         District of Columbia Series E,                  1,170,948
                       FGIC, 4.75%, 06/01/2000
     3,325,000         Platte River Power Authority,                   3,368,358
                       Colorado Power Revenue Series DD,
                       MBIA, 5.00%, 06/01/2000
     2,400,000         Minnesota State Revenue Series A,               2,424,816
                       AMBAC, 5.00%, 06/30/2000
     1,000,000         Alaska Student Loan Corp., Student              1,017,000
                       Loan Revenue Series A, AMBAC,
                       AMT, 5.375%, 07/01/2000
     2,000,000         Dade County, Florida, FGIC,                     2,469,100
                       12.00%, 10/01/2000
     1,030,000         Northglenn, Colorado Water Utility              1,041,845
                       Series A, MBIA, 6.60%, 11/01/2000
     2,275,000         Clark County Public Utility District            2,443,282
                       No. 1, Washington Electric Revenue,
                       FGIC, 7.10%, 01/01/2001
     1,000,000         Humble Independent School                       1,100,180
                       District, Texas, PSF Guaranteed,
                       7.625%, 02/01/2001
     1,000,000         Massachusetts Consolidated Loan                 1,071,160
                       Series C, AMBAC,
                       7.00%, 06/01/2001
       595,000         Austin, Texas Utility Systems                     716,154
                       Revenue, MBIA, 9.25%, 11/15/2002
       180,000         Grapevine-Colleyville Independent                 206,057
                       School District, Texas, AMBAC,
                       7.50%, 08/15/2003
     1,130,000         Niagara Frontier Authority, New                 1,162,714

                       York Airport Revenue, Greater
                       Buffalo International Airport,
                       AMBAC, AMT, 5.75%, 04/01/2004
     1,000,000         District of Columbia Series B-3,                  998,740
                       MBIA, 5.20%, 06/01/2004
     1,500,000         Metropolitan Pier & Exposition                  1,554,480
                       Authority, Illinois, McCormick
                       Place Expansion Project Series A,
                       MBIA, 5.70%, 06/15/2005
     1,110,000         Washington, D.C. Metro Area Transit             1,095,226
                       Authority Gross Revenue, FGIC,
                       5.00%, 01/01/2006
     1,000,000         Utah State Board of Regents, Student            1,025,240
                       Loan Revenue Series J, AMBAC,
                       AMT, 6.00%, 05/01/2006
     4,700,000         Lansing, Michigan Sewage Disposal               4,807,395
                       System Revenue, MBIA,
                       7.625%, 05/01/2006 (Note J, p. 12)
     1,710,000         Detroit, Michigan Water Supply                  1,678,724
                       Revenue, FGIC, 4.90%, 07/01/2006
     4,485,000         Cleveland, Ohio Waterworks Revenue              4,593,313
                       Series G, MBIA, 5.50%, 01/01/2007
--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     4,775,000         Chicago, Illinois, FGIC,                  $     4,861,045
                       5.50%, 01/01/2007
     6,110,000         Chicago, Illinois O'Hare International          6,384,339
                       Airport Revenue, 2nd Lien-Series A,
                       AMBAC, AMT, 6.00%, 01/01/2007
     2,000,000         Walled Lake Consolidated School                 2,116,120
                       District, Michigan, MBIA,
                       6.00%, 05/01/2007
     8,140,000         District of Columbia, MBIA,                     8,506,544
                       6.00%, 06/01/2007
     1,250,000         Detroit, Michigan Water Supply                  1,230,225
                       Revenue, FGIC, 5.00%, 07/01/2007
     2,775,000         Washington Public Power                         2,902,178
                       Supply System Revenue, Nuclear
                       Project No.1 Series A, AMBAC,
                       6.00%, 07/01/2007
     1,400,000         Massachusetts Series A, MBIA,                   1,365,812
                       5.00%, 01/01/2008
     1,465,000         Sangamon County School District                 1,490,227
                       No. 186, Illinois, FGIC,
                       5.55%, 01/01/2008
     5,240,000         Chicago, Illinois Series A, AMBAC,              5,404,746
                       5.75%, 01/01/2008
     1,000,000         Berkley City School District,                   1,139,550
                       Michigan, FGIC, 7.00%, 01/01/2008
     1,000,000         Memphis-Shelby County Airport Authority,        1,033,790
                       Tennessee Revenue Series A, MBIA,
                       AMT, 6.00%, 02/15/2008 (Note I, p.12)
     3,345,000         Ohio State Water Development                    3,293,119

                       Authority, Pollution Control Facilities
                       Revenue, MBIA, 5.125%, 06/01/2008
     3,875,000         Regional Transportation Authority,              4,023,916
                       Illinois Series A, AMBAC,
                       6.00%, 06/01/2008
     2,000,000         Intermountain Power Agency, Utah                2,194,020
                       Power Supply Revenue Series A, AMBAC,
                       6.50%, 07/01/2008 (Note I, p.12)
     4,140,000         Washington, D.C. Metropolitan                   4,237,000
                       Airport Authority Revenue Series A,
                       MBIA, AMT, 5.80%, 10/01/2008
     1,980,000         Hot Springs, Arkansas Sales and                 1,983,267
                       Use Tax, Civic Center Project,
                       FSA, 4.95%, 12/01/2008
     2,750,000         Indianapolis, Indiana Resource                  3,098,397
                       Recovery Revenue, Ogden Martin
                       System Inc. Project, AMBAC,
                       6.75%, 12/01/2008
     1,415,000         Greater Detroit Resource Recovery               1,524,507
                       Authority, Michigan Series B,
                       AMBAC, 6.25%, 12/13/2008
     1,675,000         Chicago, Illinois O'Hare International          1,717,997
                       Airport Revenue, 2nd Lien-Series C,
                       MBIA, 5.75%, 01/01/2009
     2,415,000         Massachusetts Bay Transportation                2,435,866
                       Authority Series A, FGIC,
                       5.50%, 03/01/2009

                           Schedule of Investments--Municipal Bond Portfolios  5

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     4,000,000         Massachusetts Bay Transportation          $     4,034,560
                       Authority Series A, MBIA,
                       5.50%, 03/01/2009
     1,000,000         Middlesex County Utilities Authority,             976,440
                       New Jersey Sewer Revenue Series A,
                       FGIC, 5.15%, 03/15/2009
     3,495,000         Ohio State Public Facilities                    3,445,720
                       Commission, Higher Education
                       Capital Facilities Series A, AMBAC,
                       5.25%, 05/01/2009
     1,280,000         Ohio State Water Development                    1,261,824
                       Authority, Pollution Control Facilities
                       Revenue, MBIA, 5.25%, 06/01/2009
     9,375,000         Metropolitan Water District of                  8,817,375
                       Southern California, Waterworks
                       Revenue Series B, MBIA,
                       4.75%, 07/01/2009
    10,000,000         Intermountain Power Agency, Utah               10,984,500
                       Power Supply Revenue Series B,

                       MBIA, 6.50%, 07/01/2009
     1,190,000         Volusia County School Board,                    1,167,628
                       Florida Certificates of Participation,
                       FSA, 5.20%, 08/01/2009
     1,530,000         Texas Municipal Power Agency                    1,514,807
                       Revenue, MBIA, 5.25%, 09/01/2009
     1,000,000         Anchorage, Alaska, FGIC,                        1,057,730
                       6.00%, 10/01/2009
     2,000,000         Palm Beach County, Florida Solid                2,108,000
                       Waste Revenue Series A, AMBAC,
                       6.00%, 10/01/2009 (Note I, p. 12)
     2,460,000         Reedy Creek Improvement District,               2,558,794
                       Florida Utility Revenue, MBIA,
                       AMT, 8.50%, 10/01/2009
     5,000,000         Connecticut State Resource                      4,970,250
                       Recovery Authority Series A, MBIA,
                       5.375%, 11/15/2009
     1,000,000         Providence Public Building Authority,             961,930
                       Rhode Island Series A,
                       FSA, 5.10%, 12/15/2009
     1,890,000         Chicago, Illinois O'Hare International          1,795,765
                       Airport Revenue, 2nd Lien-Series C,
                       MBIA, 5.00%, 01/01/2010
     1,000,000         Memphis-Shelby County Airport Authority,        1,046,790
                       Tennessee Revenue Series A, MBIA,
                       AMT, 6.25%, 02/15/2010 (Note I, p. 12)
     1,000,000         Detroit, Michigan Water Supply                    995,230
                       System Revenue Series B, MBIA,
                       5.40%, 07/01/2010
     2,510,000         Detroit, Michigan Sewer Disposal                2,660,700
                       Revenue Series B, MBIA,
                       6.00%, 07/01/2010
     1,500,000         Brownsville, Texas Utility System               1,608,585
                       Revenue, AMBAC, 6.25%, 09/01/2010
     5,000,000         Connecticut State Resource                      4,907,450
                       Recovery Authority Series A, MBIA,
                       5.375%, 11/15/2010

6  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     1,405,000         Providence Public Building Authority,      $    1,335,705
                       Rhode Island Series A, FSA,
                       5.10%, 12/15/2010
     1,000,000         Amarillo Junior College District,                 961,060
                       Texas, FGIC, 5.125%, 02/15/2011
     1,275,000         Brownsville, Texas Utility System               1,365,283
                       Revenue, AMBAC, 6.25%, 09/01/2011
     1,025,000         Goose Creek Independent School                    965,396
                       District, Texas, PSF Guaranteed,
                       5.00%, 02/15/2012
     1,000,000         Amarillo Junior College District,                 954,360

                       Texas, FGIC, 5.125%, 02/15/2012
     4,970,000         Indianapolis, Indiana Gas Utilities             4,049,307
                       Revenue Series B, FGIC,
                       4.00%, 06/01/2012
     1,035,000         Massachusetts Consolidated Loans                1,019,237
                       Series B, FGIC, 5.50%, 06/01/2012
     2,870,000         Lowell, Massachusetts, AMBAC,                   2,828,873
                       5.50%, 08/01/2012
     1,000,000         Boston, Massachusetts, MBIA,                      964,050
                       5.25%, 10/01/2012
     3,500,000         Northern Colorado Water                         3,772,965
                       Conservancy District, Municipal
                       Sub-District Revenue Series F,
                       AMBAC, 6.50%, 12/01/2012
     1,035,000         Sacramento Municipal Utility District,          1,139,949
                       California Series G, MBIA,
                       6.50%, 09/01/2013
     1,760,000         Clark County, Nevada Series A,                  1,933,994
                       AMBAC, 6.50%, 06/01/2017
     1,785,000         Los Angeles, California Wastewater              1,490,297
                       System Revenue Series D,
                       FGIC, 4.70%, 11/01/2019
     1,005,000         Regional Transportation Authority,              1,254,381
                       Illinois Series C, FGIC,
                       7.75%, 06/01/2020
     3,135,000         Illinois State Dedicated Tax Revenue,           3,306,798
                       AMBAC, 6.25%, 12/15/2020
     1,735,000         Sacramento Municipal Utility District,          1,468,625
                       California Series G, MBIA,
                       4.75%, 09/01/2021
     3,940,000         McGee-Creek Authority, Oklahoma                 4,054,930
                       Water Revenue, MBIA,
                       6.00%, 01/01/2023
                                                                  --------------
Total Insured (Cost $290,739,284)                                    295,211,995
                                                                  --------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            32.26%
--------------------------------------------------------------------------------
State General Obligations: 11.15%
     2,000,000         Connecticut State Resource                      2,016,560
                       Recovery Authority Series A,
                       5.30%, 11/15/1997
     1,000,000         New Jersey State, 7.20%, 04/15/1998             1,033,800
     1,100,000         District of Columbia Series A,                  1,098,812
                       5.00%, 06/01/1998

--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     4,020,000   Connecticut State Economic                         $  4,069,205
                 Recovery Notes, 5.00%, 06/15/1998
     4,130,000   Georgia State Series C,                               4,293,548

                 7.25%, 07/01/1998
     4,075,000   South Carolina State Series B,                        4,168,155
                 5.75%, 08/01/1998
     1,000,000   Missouri State, Third State                           1,045,400
                 Building Series A,
                 7.50%, 08/01/1998
     1,000,000   Texas State Series B,                                 1,057,310
                 8.00%, 10/01/1998
     1,000,000   Georgia State Series D,                               1,046,160
                 7.00%, 11/01/1998
     2,035,000   Georgia State Series A,                               2,156,652
                 7.70%, 02/01/1999
     1,000,000   Georgia State Series B,                               1,037,010
                 6.30%, 03/01/1999
     1,000,000   California State, AMT,                                1,044,250
                 6.80%, 04/01/1999
     1,000,000   Massachusetts Turnpike                                1,013,000
                 Authority Series A,
                 5.00%, 06/01/1999
     3,565,000   South Carolina State Capital                          3,618,368
                 Improvements Series A,
                 5.00%, 07/01/1999
     6,575,000   Washington State Series R-97-B,                       6,666,393
                 5.00%, 07/01/1999
     1,000,000   Georgia State Series B,                               1,079,140
                 8.00%, 07/01/1999
     1,750,000   New Jersey State Series E,                            1,777,003
                 5.00%, 07/15/1999
     2,960,000   Maryland State Third Series,                          3,072,006
                 6.00%, 07/15/1999
     4,025,000   Minnesota State, 6.00%, 08/01/1999                    4,175,615
     2,275,000   Rhode Island State Series A,                          2,383,381
                 6.60%, 08/01/1999
     4,305,000   Washington State Series R-92-C,                       4,398,462
                 5.30%, 09/01/1999
     2,625,000   Texas State Series A,                                 2,848,519
                 8.00%, 10/01/1999
     2,870,000   Maryland State First Series,                          2,995,390
                 6.75%, 03/01/2000
     3,685,000   New Jersey State,                                     3,947,851
                 7.00%, 04/01/2000
     3,665,000   Tennessee State Series B,                             3,725,399
                 5.00%, 05/01/2000
     1,000,000   District of Columbia Series A-3,                        993,010
                 4.90%, 06/01/2000
     1,220,000   District of Columbia Series A,                        1,222,586
                 5.50%, 06/01/2001
     1,000,000   Massachusetts Series D,                               1,064,480
                 6.50%, 07/01/2001
     2,000,000   District of Columbia Series A,                        2,031,760
                 5.90%, 06/01/2002
     1,090,000   California State, 7.00%, 03/01/2003                   1,210,303
     1,000,000   Illinois State, 6.70%, 06/01/2003                     1,070,110


--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     2,300,000   California State, 7.00%, 03/01/2004                $  2,575,839
     1,140,000   California State, 7.10%, 05/01/2004                   1,286,239
     2,735,000   Wisconsin State Series 2,                             2,690,802
                 5.00%, 11/01/2007
     1,930,000   Hawaii State Series CC,                               1,903,849
                 5.125%, 02/01/2008
     7,250,000   Massachusetts Series A,                               7,196,277
                 5.25%, 02/01/2008
     1,000,000   California State, 7.20%, 05/01/2008                   1,165,830
     1,000,000   South Carolina State Series A,                          974,560
                 5.00%, 03/01/2009
     2,225,000   Massachusetts Bay Transportation                      2,298,692
                 Authority Series A, 5.75%, 03/01/2010
     1,000,000   Texas State, Student Loan Revenue,                      928,990
                 AMT, 5.00%, 08/01/2010
     1,490,000   Georgia State Series C,                               1,615,011
                 6.25%, 08/01/2010
     4,970,000   Connecticut State Series A,                           5,017,215
                 5.70%, 03/15/2011
     3,765,000   Massachusetts Bay Transportation                      3,749,639
                 Authority Series A,
                 5.50%, 03/01/2012
     1,000,000   Georgia State Series B,                               1,059,790
                 6.00%, 03/01/2012
       990,000   Florida State Board of Education,                     1,363,359
                 9.125%, 06/01/2014
                                                                    ------------
Total State General Obligations
(Cost $105,243,976)                                                  107,185,730
                                                                    ------------
Local General Obligations: 8.96%
     1,000,000   Edison Township, New Jersey,                          1,004,270
                 6.50%, 06/01/1997
     1,365,000   Chicago, Illinois, 11.50%, 01/01/1998                 1,437,809
     1,720,000   Indianapolis Local Public                             1,736,426
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/1998
     1,670,000   Union County, New Jersey,                             1,705,621
                 6.40%, 02/01/1998
     1,000,000   New York City Series B,                               1,023,660
                 7.20%, 02/01/1998
     1,880,000   Milwaukee, Wisconsin Series A5,                       1,907,692
                 5.50%, 02/15/1998
     2,215,000   Shelby County, Tennessee Series A,                    2,240,893
                 5.00%, 04/01/1998
     1,275,000   Columbus, Ohio, 12.00%, 05/15/1998                    1,382,100
     1,020,000   Du Page County Forest Preserve                        1,059,556
                 District, Illinois, 7.40%, 11/01/1998
     1,000,000   De Kalb County, Georgia,                              1,010,580
                 4.90%, 01/01/1999
     1,000,000   Fulton County School District,                        1,054,680

                 Georgia, 7.50%, 01/01/1999
     1,810,000   Washington Suburban Sanitation                        1,923,704
                 District, Maryland, 8.00%, 01/01/1999
     1,245,000   Chicago, Illinois, 11.50%, 01/01/1999                 1,385,225
     4,200,000   Dallas, Texas, 4.45%, 02/15/1999                      4,206,468

                           Schedule of Investments--Municipal Bond Portfolios  7

--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     1,000,000   Montgomery County, Maryland                        $  1,017,510
                 Series A, 5.10%, 07/01/1999
     1,000,000   Dallas, Texas Series B,                               1,036,430
                 6.00%, 08/15/1999
     1,000,000   Montgomery County, Maryland                           1,061,020
                 Series B, 6.875%, 10/01/1999
     1,025,000   Harris County Flood Control District,                 1,085,824
                 Texas Series A, 7.125%, 10/01/1999
     1,000,000   King County, Washington Series A,                     1,113,160
                 9.00%, 12/01/1999
     1,000,000   Denver City & County School                           1,124,870
                 District No. 1, Colorado Series B,
                 10.00%, 12/01/1999
     1,455,000   Tulsa Independent School District                     1,469,012
                 No. 1, Oklahoma, 5.00%, 02/01/2000
     1,350,000   Rocky Mount, North Carolina,                          1,401,772
                 6.50%, 02/01/2000
     1,600,000   Boston, Massachusetts Series A,                       1,706,976
                 7.40%, 02/01/2000
     2,960,000   Winston-Salem, North Carolina,                        3,430,314
                 8.875%, 06/01/2001
     2,060,000   Montgomery County, Maryland,                          2,401,857
                 8.60%, 05/01/2002
     2,000,000   New York City Series G,                               2,019,540
                 5.70%, 02/01/2003
     2,525,000   Philadelphia Authority for Industrial                 2,527,828
                 Development, Pennsylvania, Gallery II
                 Garage Project, 6.125%, 02/15/2003
     3,420,000   Pennsylvania Convention &                             3,614,632
                 Exhibition Center Authority Revenue
                 Series A, 6.25%, 09/01/2004
     1,455,000   Montgomery County, Maryland                           1,532,653
                 Series A, 5.75%, 07/01/2006
     6,525,000   Port of Seattle, Washington, AMT,                     6,594,296
                 5.50%, 05/01/2007
     2,350,000   Washington Suburban Sanitation                        2,325,983
                 District, Maryland, 5.10%, 06/01/2007
     2,620,000   Jersey City, New Jersey Series A,                     2,783,514
                 6.00%, 10/01/2007
     2,390,000   Buncombe County, North Carolina,                      2,381,970
                 5.10%, 03/01/2008
     1,020,000   Indianapolis Local Public                               966,226
                 Improvement Bond Bank, Indiana

                 Series B, 5.00%, 02/01/2010
     1,190,000   Roanoke, Virginia, 5.00%, 02/01/2011                  1,114,185
     1,900,000   Minneapolis, Minnesota Series A,                        831,307
                 0.00%, 12/01/2011 (Note F, p. 12)
     1,300,000   Forsyth County, North Carolina,                       1,167,231
                 4.75%, 02/01/2013
     7,780,000   New York City Series I,                               7,472,612
                 5.875%, 03/15/2013
     1,310,000   Travis County, Texas, 5.00%, 03/01/2014               1,205,894
     1,400,000   Travis County, Texas, 5.00%, 03/01/2015               1,277,626

8    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report
--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     1,860,000   Du Page County, Illinois Stormwater                $  1,800,536
                 Project, 5.60%, 01/01/2021
     6,735,000   Du Page County, Illinois Jail                         6,519,682
                 Project, 5.60%, 01/01/2021
                                                                    ------------
Total Local General Obligations
(Cost $85,048,177)                                                    86,063,144
                                                                    ------------

Tax Lease: 7.47%
     5,170,000   New York State Dormitory Authority,                   5,174,963
                 State University Series A,
                 4.75%, 07/01/1997
     1,050,000   New York State Dormitory Authority,                   1,056,720
                 City University Series A,
                 6.90%, 07/01/1997
     1,355,000   Missouri State Regional Convention &                  1,363,631
                 Sports Complex Authority Series A,
                 6.00%, 08/15/1997
     1,000,000   Ukiah Unified School District,                        1,001,650
                 California Certificates of
                 Participation, 5.00%, 09/01/1997
     1,000,000   New Haven Unified School                              1,005,080
                 District, California Certificates
                 of Participation, 4.90%, 07/01/1998
     1,465,000   New York State Dormitory Authority,                   1,522,384
                 City University Series A,
                 7.40%, 07/01/1998
     1,835,000   Virginia College Building Authority,                  1,853,882
                 Virginia Equipment Leasing Program,
                 5.00%, 08/01/1998
     1,030,000   Ohio State Building Authority                         1,070,242
                 Series C, 7.10%, 10/01/1998
     2,170,000   New York State Urban Development                      2,168,394
                 Corp., Correctional Facilities,
                 4.70%, 01/01/1999
     2,350,000   New York State Certificates of                        2,352,444
                 Participation, 4.90%, 03/01/1999
     4,055,000   Virginia State Public School Authority,               4,036,590

                 School Equipment Financing Notes
                 Issue IV, 4.20%, 04/01/1999
     1,000,000   New York State Energy Research &                      1,000,370
                 Development Authority, Western
                 New York Nuclear Service Center
                 Series B, 5.00%, 04/01/1999
     4,085,000   Virginia State Public School Authority                4,134,796
                 Series C, 5.00%, 08/01/1999
     1,040,000   New York State Medical Care                           1,059,323
                 Facilities Financing Authority,
                 Brookdale Hospital Medical Center
                 Series A, Secured Hospital Program,
                 6.20%, 08/15/1999
     1,500,000   Ukiah Unified School District,                        1,500,930
                 California Certificates of
                 Participation, 5.30%, 09/01/1999

--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     1,630,000   Kentucky State Property &                          $  1,671,288
                 Buildings Commission Revenue,
                 Project No. 53, 5.90%, 10/01/1999
     1,140,000   Lake County, Illinois Certificates of                 1,227,222
                 Participation, 7.20%, 06/01/2000
     2,375,000   New York State Urban Development                      2,375,594
                 Corp., Correctional Facilities,
                 5.10%, 01/01/2001
     3,800,000   MTA, New York Commuter Facilities                     3,828,386
                 Service Contract Series O,
                 5.25%, 07/01/2001
     3,500,000   Ohio State Higher Educational                         3,620,855
                 Facility, Community Revenue
                 Series A, 7.00%, 11/01/2002
     2,000,000   New York State Dormitory Authority,                   2,005,040
                 State University Series A,
                 5.50%, 05/15/2005
     1,005,000   New York State Dormitory Authority,                   1,018,739
                 City University, 5.70%, 07/01/2005
     1,005,000   New York State Dormitory Authority,                   1,018,739
                 City University Series C,
                 5.70%, 07/01/2005
     1,000,000   New York State Certificates of                        1,006,510
                 Participation, City University, John
                 Jay College, 5.75%, 08/15/2005
     1,720,000   New York State Medical Care                           1,687,784
                 Facilities Financing Authority,
                 Mental Health Services,
                 5.35%, 02/15/2006
     1,000,000   New York State Dormitory Authority,                   1,064,230
                 State University Series A,
                 6.50%, 05/15/2006
     2,450,000   New York State Dormitory Authority,                   2,438,559

                 State University, 5.50%, 05/15/2007
     1,000,000   New York State Dormitory Authority,                   1,012,250
                 City University Series A,
                 5.75%, 07/01/2007
     3,890,000   Philadelphia Hospitals & Higher                       3,873,273
                 Education Facilities, Pennsylvania
                 Authority Revenue, 5.875%, 08/01/2007
     2,000,000   McLean County Public Building                         2,321,380
                 Commission, Illinois, 7.25%, 11/01/2007
     4,005,000   California State Public Works Board,                  4,016,334
                 5.375%, 06/01/2008
     1,000,000   New York State Dormitory Authority,                   1,059,690
                 City University, 8.125%, 07/01/2008
     4,045,000   Philadelphia Hospitals & Higher                       4,018,020
                 Education Facilities, Pennsylvania
                 Authority Revenue, 6.20%, 08/01/2011
     1,280,000   New York State Dormitory Authority,                   1,266,560
                 City University Series A,
                 5.75%, 07/01/2013

--------------------------------------------------------------------------------
Principal Amount        Description                                 Market Value
--------------------------------------------------------------------------------
     1,000,000   Sacramento City Finance Authority,                 $    947,660
                 California, Lease Revenue Series B,
                 5.40%, 11/01/2020
                                                                    ------------
Total Tax Lease (Cost $71,173,681)                                    71,779,512
                                                                    ------------
Special Tax: 4.10%
     1,000,000   New York State Local Government                       1,000,000
                 Assistance Corp. Series C,
                 6.05%, 04/01/1997
     1,000,000   Metropolitan Atlanta Rapid Transit                    1,004,270
                 Authority, Georgia, Sales Tax Revenue
                 Series I, 6.25%, 07/01/1997
     1,610,000   Arizona State Transportation Board                    1,622,445
                 Tax Revenue, 7.30%, 07/01/1997
     1,175,000   Las Vegas Special Improvement                         1,179,641
                 District No. 707, Nevada, Local
                 Improvement Bonds,
                 5.50%, 06/01/1999
     1,860,000   Montana State Department of                           1,869,691
                 Transportation, 4.70%, 07/01/1999
     5,710,000   Tulsa Criminal Justice Authority,                     5,734,382
                 Oklahoma Sales Tax Revenue,
                 4.50%, 09/01/1999
     1,000,000   Maryland State Department of                          1,055,210
                 Transportation Second Issue,
                 6.60%, 11/01/2000
     2,290,000   Arizona State Transportation Board                    2,371,249
                 Excise Tax Revenue,
                 6.125%, 07/01/2001
     1,000,000   Metropolitan Pier & Exposition                        1,042,510

                 Authority, Illinois, McCormick Place
                 Expansion Project Series A,
                 5.90%, 06/15/2003
     4,365,000   New Jersey State Transportation                       4,633,753
                 Trust Fund Authority, Transportation
                 Systems Series B,
                 6.00%, 06/15/2006
     1,500,000   Connecticut State Special Tax                         1,590,615
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006
     2,620,000   Connecticut State Special Tax                         2,630,297
                 Obligation, Transportation
                 Infrastructure Series A,
                 5.25%, 09/01/2007
     1,150,000   Illinois State Sales Tax Revenue                      1,098,296
                 Series U, 5.00%, 06/15/2009
     1,000,000   Connecticut State Special Tax                         1,070,880
                 Obligation Series B,
                 6.15%, 09/01/2009
     1,000,000   Illinois State Sales Tax Revenue                        960,910
                 Series A, 5.10%, 06/15/2010
     1,000,000   District of Columbia Redevelopment                      957,400
                 Land Agency, Sports Arena
                 Special Tax, 5.625%, 11/01/2010

                         Schedule of Investments--Municipal Bond Portfolios    9

=======================================================================
Principal Amount              Description                  Market Value
=======================================================================
    3,225,000     Illinois State Sales Tax Revenue         $  3,365,610
                  Series Q, 6.00%, 06/15/2012
    5,780,000     Rhode Island Depositors Economic            6,217,719
                  Protection Corp. Series A,
                  6.375%, 08/01/2022

                                                           ------------
Total Special Tax (Cost $38,231,657)                         39,404,878
                                                           ------------
Miscellaneous Tax: 0.58%
    5,325,000     Indianapolis Local Public                   5,556,957
                  Improvement Bond Bank, Indiana
                  Series B, 6.00%, 01/10/2013

                                                           ------------
Total Miscellaneous Tax (Cost $5,178,966)                     5,556,957
                                                           ------------
Total Tax Supported (Cost $304,876,457)                     309,990,221
                                                           ------------
=======================================================================

REVENUE:                                                          12.33%
-----------------------------------------------------------------------
Airport Revenue: 0.76%
    1,500,000     Denver City & County, Colorado              1,611,900
                  Airport Revenue Series B, AMT,
                  7.25%, 11/15/2005
      800,000     Denver City & County, Colorado                881,592
                  Airport Revenue Series A, AMT,
                  7.50%, 11/15/2006
    1,325,000     Denver City & County, Colorado              1,555,311
                  Airport Revenue Series A, AMT,
                  8.875%, 11/15/2012
    2,600,000     Chicago, Illinois O'Hare International      2,369,380
                  Airport Revenue Senior Lien
                   Series A, 5.00%, 01/01/2013
    1,000,000     Massachusetts Port Authority                  902,800
                  Revenue Series B, AMT,
                  5.00%, 07/01/2013
                                                           ------------
Total Airport Revenue (Cost $7,036,486)                       7,320,983
                                                           ------------

Electric Revenue: 2.62%
    1,870,000     Massachusetts Municipal Wholesale           1,877,199
                  Electric Company Series B,
                  6.00%, 07/01/1997
    1,000,000     Washington Public Power Supply              1,005,780
                  System Revenue, Nuclear Project
                  No. 2 Series A, 5.10%, 07/01/1998
    1,045,000     North Carolina Eastern Municipal            1,048,031
                  Power Agency Series A,
                  5.00%, 01/01/1999
    9,065,000     Lower Colorado River Authority,             9,272,317
                  Texas, 5.50%, 01/01/2000
    1,500,000     Massachusetts Municipal Wholesale           1,520,280
                  Electric Company Series D,
                  5.50%, 07/01/2000
    6,700,000     Pittsylvania County, Industrial             6,895,975
                  Development Authority, Virginia
                  Revenue Series A, AMT,
                  7.30%, 01/01/2004


10 Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

=======================================================================
Principal Amount              Description                  Market Value
=======================================================================
    3,500,000     Washington Public Power Supply           $  3,537,730
                  System Revenue, Nuclear Project
                  No. 3 Series B, 5.60%, 07/01/2007
                                                           ------------
Total Electric Revenue (Cost $24,981,780)                    25,157,312
                                                           ------------

Health Care Revenue: 1.26%
      325,000     Illinois Health Facilities Authority          324,383
                  Revenue, Passavant Memorial
                  Hospital Association,
                  4.15%, 10/01/1997
    1,750,000     Delaware County, Pennsylvania,              1,749,108
                  Health Care Revenue, Mercy Health
                  Corp., 4.875%, 11/15/1997
    1,000,000     Camden County Improvement Authority,          993,590
                  New Jersey Revenue, Health Care
                  Redevelopment Project Cooper Health,
                  4.50%, 02/15/1999
    1,000,000     Illinois Health Facilities Authority        1,001,050
                  Revenue, Advocate Health Care
                  Series A, 4.80%, 08/15/1999
      670,000     New York State Medical Care Facilities        675,286
                  Finance Agency Revenue,
                  5.40%, 08/15/2005
    7,280,000     Boston, Massachusetts Hospital              7,356,294
                  Revenue Series B,
                  5.75%, 02/15/2008
                                                           ------------
Total Health Care Revenue (Cost $12,110,258)                 12,099,711
                                                           ------------
Higher Education Revenue: 1.26%
    1,000,000     Illinois Educational Facilities Authority   1,125,360
                  Revenue, Loyola University, Chicago
                  Series A, 7.00%, 07/01/2007
    1,415,000     Virginia Polytechnic Institute and          1,405,449
                  State University Revenue Series A,
                  5.25%, 06/01/2008
    1,940,000     University of Texas, University             1,816,228
                  Revenue Series A, 4.70%, 08/15/2008
    2,295,000     University of Texas, University             2,150,117
                  Revenue Series A, 4.80%, 08/15/2009
    2,750,000     University of Texas, University             2,576,392
                  Revenue Series B, 4.80%, 08/15/2009
    2,820,000     Massachusetts Health & Educational          3,024,901
                  Authority Revenue, Harvard University
                  Series N, 6.25%, 04/01/2020
                                                           ------------
Total Higher Education Revenue
(Cost $12,298,437)                                           12,098,447
                                                           ------------
Toll Revenue: 0.10%
    1,000,000     Triborough Bridge & Tunnel Authority,         934,510
                  New York Toll Revenue Series A,
                  5.00%, 01/01/2012
                                                           ------------
Total Toll Revenue (Cost $919,466)                              934,510
                                                           ------------

=======================================================================
Principal Amount              Description                  Market Value
=======================================================================
Water/Sewer Revenue: 1.83%
    2,350,000     Philadelphia, Pennsylvania Water &       $  2,347,650
                  Wastewater Revenue,
                  4.75%, 06/15/1998
    1,000,000     Cobb County, Georgia Water &                1,009,770
                  Sewer Revenue, 5.00%, 07/01/1998
    1,000,000     Gwinnett County, Georgia Certificates       1,049,390
                  of Participation, Water & Sewer
                  Revenue, 8.05%, 08/01/1998
    3,600,000     Portland, Oregon Sewer System               3,780,036
                  Revenue Series A,
                  7.00%, 06/01/1999
    1,925,000     Somerset-Raritan Valley, New Jersey         2,035,014
                  Sewage Series G, 6.40%, 07/01/2005
    4,230,000     Los Angeles County Sanitation               4,244,382
                  District Financing Authority,
                  California Revenue, 5.20%, 10/01/2005
    2,200,000     Texas State Water Development               2,206,138
                  Board Revenue, Revolving Senior
                  Lien-A, 5.50%, 07/15/2010
    1,005,000     Massachusetts Water Pollution                 959,785
                  Abatement Trust Series B,
                  5.25%, 08/01/2014
                                                           ------------
Total Water/Sewer Revenue (Cost $17,683,926)                 17,632,165
                                                           ------------
Miscellaneous Revenue: 2.52%
    3,800,000     Philadelphia, Pennsylvania Gas              3,815,504
                  Works Series A, 5.40%, 07/01/1998
   15,000,000     Tax Exempt Private Municipal               14,941,500
                  Trust Series 1996-1,
                  4.50%, 01/01/2000
    1,600,000     Northeast Maryland Waste Disposal           1,613,072
                  Authority, Solid Waste Revenue,
                  AMT, 5.50%, 07/01/2001
    3,775,000     Northeast Maryland Waste Disposal           3,812,146
                  Authority, Solid Waste Revenue,
                  AMT, 5.60%, 07/01/2002
                                                           ------------
Total Miscellaneous Revenue
(Cost $24,113,005)                                           24,182,222
                                                           ------------
Industrial Development/Pollution
Control Revenue: 1.98%
    1,000,000     Fairfax County, Virginia Economic           1,041,600
                  Development Authority, Ogden Martin
                  System Project Series A, AMT,
                  7.20%, 02/01/1999
    2,100,000     Missouri State Environmental                2,134,545
                  Improvement & Energy Resource
                  Authority, Chrysler Corporation

                  Project, 5.70%, 10/01/1999
    7,515,000     Schuylkill County Industrial                7,348,768
                  Development Authority,
                  Pennsylvania, Energy Reserves,
                  AMT, 6.50%, 01/01/2010

=======================================================================
Principal Amount              Description                  Market Value
=======================================================================
    8,310,000     Hempstead Town Industrial                $  8,486,006
                  Development Agency, New York,
                  7.40%, 12/01/2010
                                                           ------------
Total Industrial Development/Pollution
Control Revenue (Cost $19,113,935)                           19,010,919
                                                           ------------
Total Revenue (Cost $118,257,293)                           118,436,269
                                                           ------------
=======================================================================
ASSET-BACKED SECURITIES:                                           2.80%
-----------------------------------------------------------------------
Housing: 1.01%
    6,000,000     Maryland State Community                    5,988,960
                  Development Administration, Multi-
                  Family Housing Revenue Series A,
                  Mandatory Put 11/01/1997 @100,
                  4.50%, 11/01/2007
    1,225,000     Dade County Housing Finance                 1,253,040
                  Authority, Florida Single Family
                  Mortgage Revenue Series B, AMT,
                  8.75%, 07/01/2017
    2,415,000     Ohio Housing Finance Agency,                2,533,794
                  Single Family Mortgage Revenue
                  Series A, AMT, 7.65%, 03/01/2029
                                                           ------------
Total Housing (Cost $9,826,423)                               9,775,794
                                                           ------------
Student Loan: 1.79%
    1,450,000     Wyoming Student Loan Corporation,           1,461,165
                  Student Loan Revenue, AMT,
                  6.00%, 12/01/1997
    1,000,000     New England Education Loan                  1,021,750
                  Marketing Corporation, Student
                  Loan Revenue, 6.00%, 09/01/1998
    1,525,000     New England Education Loan                  1,573,465
                  Marketing Corporation, Student
                  Loan Revenue, 6.00%, 09/01/1999
    1,640,000     New England Education Loan                  1,696,760
                  Marketing Corporation, Student
                  Loan Revenue Issue A,
                  6.125%, 09/01/1999
    1,700,000     Brazos Higher Education Authority           1,736,210
                  Inc., Texas Series A-2, AMT,
                  5.75%, 06/01/2000

    1,500,000     Student Loan Funding Corporation,           1,533,105
                  Cincinnati, Ohio Series C, AMT,
                  5.85%, 07/01/2000
    1,450,000     New England Education Loan                  1,452,538
                  Marketing Corporation, Student
                  Loan Revenue, 5.00%, 08/01/2000
    1,450,000     Brazos Higher Education Authority           1,492,557
                  Inc., Texas Series A-1, AMT,
                  5.90%, 12/01/2000
    3,390,000     Arkansas State Student Loan                 3,504,209
                  Authority Series A-1, AMT,
                  5.95%, 06/01/2001


               Schedule of Investments--Municipal Bond Portfolios    11

=======================================================================
Principal Amount              Description                  Market Value
=======================================================================
    1,625,000     South Dakota Student Loan                $  1,704,982
                  Assistance Corporation, Student
                  Loan Revenue Series B, AMT,
                  7.625%, 08/01/2006
                                                           ------------
Total Student Loan (Cost $16,910,538)                        17,176,741
                                                           ------------
Total Asset-Backed Securities
(Cost $26,736,961)                                           26,952,535
                                                           ------------
=======================================================================
INVESTMENT SUMMARY
-----------------------------------------------------------------------
Total Investments (Cost $947,164,217)             99.78%   $958,838,178
(Note K, below)
Cash and Other Assets, Less Liabilities            0.22       2,082,866
                                                 ------    ------------
Net Assets (Equivalent to $13.42
per share based on 71,604,638
shares of capital stock outstanding)             100.00%   $960,921,044
                                                 ======    ============
-----------------------------------------------------------------------
(A) Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
(B) $2,700,000 principal amount segregated as collateral for when-issued securities
(C) $2,750,000 principal amount segregated as collateral for when-issued securities
(D) $2,780,000 principal amount segregated as collateral for when-issued securities
(E) $200,000 principal amount segregated as collateral for when-issued securities
(F) Non-income-producing zero-coupon bond

(G) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(H) $2,600,000 principal amount segregated as collateral for when-issued securities
(I) When-issued security
(J) $4,700,000 principal amount segregated as collateral for when-issued securities
(K) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

12  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

=======================================================================
(L) Allocation of Portfolio net assets at March 31, 1997:
    Alaska                                                   0.68%
    Arizona                                                  1.08
    Arkansas                                                 0.57
    California                                               3.62
    Colorado                                                 1.96
    Connecticut                                              2.88
    Delaware                                                 0.21
    Florida                                                  4.63
    Georgia                                                  2.89
    Hawaii                                                   0.77
    Illinois                                                 8.75
    Indiana                                                  1.78
    Kansas                                                   0.11
    Kentucky                                                 0.37
    Louisiana                                                0.11
    Maryland                                                 3.68
    Massachusetts                                            6.42
    Michigan                                                 1.98
    Minnesota                                                1.83
    Mississippi                                              0.22
    Missouri                                                 0.47
    Montana                                                  0.19
    Nevada                                                   0.82
    New Jersey                                               2.78
    New York                                                 6.28
    North Carolina                                           1.41
    Ohio                                                     3.71
    Oklahoma                                                 1.17
    Oregon                                                   0.39
    Pennsylvania                                             6.42
    Rhode Island                                             1.91
    South Carolina                                           1.19
    South Dakota                                             0.56

    Tennessee                                                1.45
    Texas                                                    8.32
    Utah                                                     1.70
    Virginia                                                 2.38
    Washington                                               5.47
    West Virginia                                            0.28
    Wisconsin                                                1.19
    Wyoming                                                  0.15
    Puerto Rico                                              0.35
    District of Columbia                                     2.32
    Tax-Exempt Private Municipal Trust                       1.56
    U.S. Treasury Obligations                                2.67
    Commercial Paper                                         0.10
    Cash and Other Assets, Less Liabilities                  0.22
                                                           ------
    Total                                                  100.00%
                                                           ======

See Note to Financial Statements.

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                   Bernstein California Municipal Portfolio
                          March 31, 1997 (unaudited)

-----------------------------------------------------------------------------
Principal Amount                 Description                    Market Value*
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                 2.52%
-----------------------------------------------------------------------------
Commercial Paper (Note A, p. 18): 0.23%
         773,000           Avery Dennison Corp.,                  $   773,000
                           04/01/1997                             -----------

Total Commercial Paper (Cost $773,000)                                773,000
                                                                  -----------
Municipal Note: 1.30%
         4,300,000         California State, Revenue                4,306,837
                           Anticipation Notes Series A,           -----------
                           4.50%, 06/30/1997

Total Municipal Note (Cost $4,305,935)                              4,306,837
                                                                  -----------
Tax Exempt Variable-Rate Demand Note: 0.99%
         3,300,000         Orange County Water District,            3,300,000
                           California Certificates of             -----------
                           Participation, Daily Floater,
                           Putable Daily, 3.65%, 08/15/2015

Total Tax Exempt Variable-Rate Demand Note
(Cost $3,300,000)                                                   3,300,000
                                                                  -----------

Total Short-Term Investments (Cost $8,378,935)                      8,379,837
                                                                  -----------
-----------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                     5.06%
-----------------------------------------------------------------------------
         17,000,000         5.875%, 01/31/1999                     16,845,929
                                                                  -----------
Total U.S. Treasury Note (Cost $16,938,831)                        16,845,929
                                                                  -----------
-----------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                  29.53%
-----------------------------------------------------------------------------
          2,085,000        San Diego County Water Authority,        2,131,850
                           California Water Revenue
                           Certificates of Participation
                           Series A, 7.05%, 05/01/2001,
                           Prerefunded 05/01/1997 @102
          2,425,000        San Jose Public Facilities Financing     2,481,066
                           Corp., California Certificates of
                           Participation, 7.90%, 05/01/2010,
                           Prerefunded 05/01/1997 @102
            500,000        Orange County, California Certificates     502,820
                           of Participation, 7.35%, 06/01/1997,
                           Escrowed to Maturity
          2,000,000        Los Angeles Unified School               2,053,500
                           District, California Certificates
                           of Participation, 8.125%, 06/01/2008,
                           Prerefunded 06/01/1997 @102
          2,000,000        Los Angeles County Transportation        2,059,720
                           Commission, California Series A,
                           7.90%, 07/01/2007,
                           Prerefunded 07/01/1997 @102

*See Note 1, page 28 in Notes to Financial Statements.

-----------------------------------------------------------------------------
Principal Amount                 Description                     Market Value
-----------------------------------------------------------------------------
          1,000,000        Sacramento County, California           $1,030,570
                           Certificates of Participation
                           Series A, 8.25%, 07/01/2012,
                           Prerefunded 07/01/1997 @102
            800,000        Puerto Rico Electric Power Authority       826,616
                           Series K, 9.375%, 07/01/2017,
                           Prerefunded 07/01/1997 @102
          1,000,000        University of Puerto Rico, University    1,028,820
                           Revenue Series K, 6.50%, 06/01/2004,
                           Prerefunded 06/01/1998 @100
          2,000,000        Los Angeles County Transportation        2,134,560
                           Commission, California Series A,
                           8.00%, 07/01/2018,
                           Prerefunded 07/01/1998 @102
          1,050,000        Northern California Power Agency         1,100,652
                           Series B, 8.00%, 07/01/2024,

                           Prerefunded 07/01/1998 @100
          2,980,000        Los Angeles, California Wastewater       3,145,956
                           System Revenue, 6.80%, 08/01/2019,
                           Prerefunded 08/01/1998 @102
                           (Note B, p. 18)
          1,000,000        Sacramento Municipal Utility District,   1,069,230
                           California Series V, 7.75%, 08/15/2003,
                           Prerefunded 08/15/1998 @102
          4,030,000        Sacramento Municipal Utility District,   4,315,646
                           California Series W, 7.875%, 08/15/2016,
                           Prerefunded 08/15/1998 @102
                           (Note C, p. 18)
          3,230,000        Fontana Redevelopment Agency,            3,467,373
                           California, North Fontana Redevelopment
                           Project, 8.00%, 09/01/2018,
                           Prerefunded 09/01/1998 @102
                           (Note D, p. 18)
            530,000        Temecula Valley Unified School             567,921
                           District, California Series B,
                           AMBAC, 9.25%, 09/01/1998,
                           Escrowed to Maturity
          4,000,000        California Health Facilities Financing   4,281,880
                           Authority, 7.625%, 10/01/2015,
                           Prerefunded 10/01/1998 @102
                           (Note E, p. 18)
          1,000,000        Antelope Valley Hospital District,       1,049,310
                           California Certificates
                           of Participation, 7.25%, 01/01/2017,
                           Prerefunded 01/01/1999 @100
          5,765,000        Los Angeles, California Wastewater       6,154,137
                           System Revenue Series A,
                           7.10%, 02/01/2021,
                           Prerefunded 02/01/1999 @102
          1,325,000        San Diego County Regional                1,425,621
                           Transportation Authority, California
                           Sales Tax Revenue Series A,
                           7.375%, 04/01/2006,
                           Prerefunded 04/01/1999 @102


                     Schedule of Investments--Municipal Bond Portfolios    13

-----------------------------------------------------------------------------
Principal Amount                 Description                     Market Value
-----------------------------------------------------------------------------

         1,875,000         California State Department of         $ 2,007,488
                           Water Resources Series G,
                           7.125%, 12/01/2024,
                           Prerefunded 06/01/1999 @101.50
         2,870,000         Puerto Rico Electric Power Authority     3,078,649
                           Series O, 7.125%, 07/01/2014,
                           Prerefunded 07/01/1999 @101.50

         3,650,000         Puerto Rico Public Improvement           3,963,608
                           Series A, 7.75%, 07/01/2017,
                           Prerefunded 07/01/1999 @101.50
         6,480,000         Los Angeles Convention & Exhibition      7,006,630
                           Center Authority, California
                           Certificates of Participation
                           Series A, 7.375%, 08/15/2018,
                           Prerefunded 08/15/1999 @101.50
         2,190,000         Santa Cruz County Public Financing       2,402,780
                           Authority, California Tax Allocation,
                           7.625%, 09/01/2021,
                           Prerefunded 09/01/1999 @102.50
         4,890,000         Alameda Community Facilities             5,356,897
                           District, California Special Tax
                           No. 1, 7.75%, 09/01/2019,
                           Prerefunded 09/01/1999 @102
           570,000         Temecula Valley Unified School             632,820
                           District, California Series B,
                           AMBAC, 9.25%, 09/01/1999,
                           Escrowed to Maturity
         3,920,000         Tehachapi Community Facilities           4,302,396
                           District, California Special Tax,
                           7.40%, 10/01/2014,
                           Prerefunded 10/01/1999 @103
         1,265,000         California State Department of Water     1,357,687
                           Resources Series I, 6.60%, 12/01/2019,
                           Prerefunded 06/01/2000 @101.50
         1,245,000         California State Department of Water     1,347,102
                           Resources Series H, 6.90%, 12/01/2025,
                           Prerefunded 06/01/2000 @101.50
         2,705,000         Desert Hospital District, California     3,035,443
                           Desert Hospital Project,
                           8.10%, 07/01/2020,
                           Prerefunded 07/01/2000 @102
         1,175,000         Los Angeles Convention & Exhibition      1,284,804
                           Center Authority, California Certificates
                           of Participation, 7.00%, 08/15/2021,
                           Prerefunded 08/15/2000 @102
         9,865,000         Los Angeles County, California          10,625,394
                           Certificates of Participation,
                           Correctional Facilities Project,
                           6.50%, 09/01/2013,
                           Prerefunded 09/01/2000 @102
         1,840,000         California State Public Works Board      2,013,641
                           Lease Revenue, Regents of the
                           University of California Series A,
                           7.00%, 09/01/2015,
                           Prerefunded 09/01/2000 @102

14     Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

-----------------------------------------------------------------------------
Principal Amount                 Description                     Market Value
-----------------------------------------------------------------------------

         1,620,000         Santa Ana Community                    $ 1,754,897
                           Redevelopment Agency, California
                           Series A, 6.50%, 12/15/2015,
                           Prerefunded 12/15/2000 @102
         1,865,000         Colton Redevelopment Agency,             2,077,666
                           California, Cooley Ranch
                           Redevelopment Project No. 4,
                           7.60%, 08/15/2016,
                           Prerefunded 08/15/2001 @100
         1,740,000         Burbank Redevelopment Agency,            1,945,424
                           California, 9.25%, 12/01/2005,
                           Prerefunded 12/01/2004 @100
         1,520,000         Corona, California Certificates          1,828,773
                           of Participation, 8.00%, 03/01/2015,
                           Prerefunded 03/01/2006 @100
         1,000,000         Pittsburg Redevelopment Agency,          1,399,340
                           California Residential Mortgage        -----------
                           Revenue, 9.60%, 06/01/2016,
                           Escrowed to Maturity

Total Prerefunded/Escrowed (Cost $97,175,747)                      98,248,687
                                                                  -----------
-----------------------------------------------------------------------------
INSURED (Note F, p. 18):                                               31.49%
-----------------------------------------------------------------------------
         1,000,000         San Francisco City & County,             1,038,220
                           California, FGIC, 7.25%, 06/15/1998
         1,065,000         Santa Rosa, California Wastewater        1,064,968
                           Revenue, FGIC, 4.00%, 09/01/1998
         1,000,000         Modesto Irrigation District              1,003,580
                           Financing Authority, California
                           Series A, MBIA, 4.25%, 10/01/1998
         5,095,000         Industry Urban Development Agency,       5,104,833
                           California, MBIA, 4.50%, 05/01/1999
         1,035,000         East Bay Municipal Utility District,     1,069,786
                           California Water System Revenue,
                           FGIC, 6.00%, 06/01/1999
         1,390,000         University of Puerto Rico Revenue        1,434,981
                           Series N, MBIA, 6.00%, 06/01/1999
         1,800,000         East Bay Municipal Utility District,     1,860,498
                           California Water System Revenue,
                           FGIC, 6.00%, 06/01/1999
         2,520,000         Northern California Power Agency,        2,559,866
                           Geothermal Project No. 3 Series B,
                           AMBAC, 5.00%, 07/01/1999
         2,740,000         Orange County Municipal Water            2,768,743
                           District, California Certificates
                           of Participation, Allen McColloch
                           Pipeline, MBIA, 5.00%, 07/01/1999
         1,965,000         Los Angeles Convention & Exhibition      2,063,270
                           Center Authority, California Certificates
                           of Participation, AMBAC,
                           6.60%, 08/15/1999
         1,535,000         University of California Revenue         1,731,373

                           Series C, AMBAC, 10.00%, 09/01/1999
         4,285,000         Modesto Irrigation District              4,299,997
                           Financing Authority, California
                           Series A, MBIA, 4.50%, 10/01/1999

-----------------------------------------------------------------------------
Principal Amount                 Description                     Market Value
-----------------------------------------------------------------------------
         1,085,000         Los Angeles County Board of            $ 1,092,280
                           Education, California Certificates of
                           Participation, Local Educational
                           Agencies, Pooled Capital Projects
                           Series A, MBIA, 4.75%, 03/01/2000
         2,530,000         Northern California Power Agency,        2,613,085
                           Geothermal Project No. 3 Series B,
                           AMBAC, 5.50%, 07/01/2000
         1,575,000         Las Virgenes Municipal Water             1,793,830
                           District, California Certificates of
                           Participation, MBIA, 8.75%, 11/01/2000
         5,025,000         San Diego County, California             5,092,938
                           Certificates of Participation,
                           AMBAC, 5.25%, 09/01/2005
         1,390,000         South Orange County Public Finance       1,596,582
                           Authority, California Special Tax Revenue
                           Series A, MBIA, 7.00%, 09/01/2006
         1,590,000         San Diego County Regional                1,571,540
                           Transportation Authority,
                           California Sales Tax Revenue
                           Series A, FGIC, 5.00%, 04/01/2007
         1,200,000         San Francisco City & County Airport      1,225,392
                           Commission, California International
                           Airport Revenue 2nd Series 12A, FGIC,
                           AMT, 5.625%, 05/01/2007
         3,000,000         Los Angeles Department of Airports,      3,040,710
                           California, Airport Revenue
                           Series A, FGIC, 5.375%, 05/15/2007
         5,900,000         California State, AMBAC,                 5,945,902
                           5.20%, 06/01/2007
         2,910,000         Contra Costa Transportation Authority,   3,101,827
                           California Sales Tax Revenue
                           Series A, FGIC, 6.00%, 03/01/2008
         2,360,000         San Diego County Regional                2,350,253
                           Transportation Authority,
                           California Sales Tax Revenue
                           Series A, FGIC, 5.25%, 04/01/2008
         3,885,000         Long Beach, California Harbor Revenue,   4,064,565
                           MBIA, AMT, 6.00%, 05/15/2008
         2,815,000         Riverside, California Sewer              3,244,372
                           Revenue, FGIC, 7.00%, 08/01/2008
         1,510,000         Castaic Lake Water Agency, California    1,765,250
                           Certificates of Participation,
                           Water Systems Improvement Project

                           Series A, MBIA, 7.25%, 08/01/2008
         1,475,000         Los Angeles Department of Airports,      1,486,284
                           California, Airport Revenue Series A,
                           FGIC, 5.50%, 05/15/2009
         1,000,000         Redding Joint Powers Financing           1,079,610
                           Authority, California Electric
                           System Revenue Series A, MBIA,
                           6.25%, 06/01/2009
         1,800,000         Metropolitan Water District of Southern  1,692,936
                           California, Waterworks Revenue
                           Series B, MBIA, 4.75%, 07/01/2009

-----------------------------------------------------------------------------
Principal Amount                 Description                    Market Value
-----------------------------------------------------------------------------
         2,735,000         Northern California Power Agency,      $ 2,844,263
                           Geothermal Project No. 3 Series A,
                           AMBAC, 5.80%, 07/01/2009
         1,100,000         South Orange County Public Finance       1,366,805
                           Authority, California Special Tax
                           Revenue, Foothill Area
                           Series C, FGIC, 8.00%, 08/15/2009
         1,205,000         Santa Rosa, California Wastewater        1,124,639
                           Revenue, FGIC, 4.80%, 09/01/2009
         2,000,000         Los Angeles, California Wastewater       1,977,420
                           System Revenue Series D,
                           FGIC, 5.375%, 11/01/2009
         2,365,000         San Francisco City & County Airport      2,289,273
                           Commission, California International
                           Airport Revenue 2nd Series 10A, MBIA,
                           AMT, 5.35%, 05/01/2010
           600,000         Los Angeles Department of Airports,        604,518
                           California, Airport Revenue, FGIC,
                           AMT, 5.80%, 05/15/2010
         1,320,000         East Bay Municipal Utility District,     1,252,720
                           California Water System
                           Revenue, MBIA, 5.00%, 06/01/2010
         3,000,000         Riverside, California Sewer              2,873,040
                           Revenue, FGIC, 5.00%, 08/01/2010
         1,000,000         Los Angeles Convention & Exhibition      1,056,520
                           Center Authority, California Lease
                           Revenue, MBIA, 6.00%, 08/15/2010
         1,375,000         Sacramento County, California            1,289,915
                           Certificates of Participation, Public
                           Facilities Project, MBIA, 5.00%,
                           02/01/2011
         1,000,000         Kern High School District, California    1,076,660
                           Series A, MBIA, 6.30%, 02/01/2011
         1,000,000         University of California Revenue           936,440
                           Series C, AMBAC, 5.00%, 09/01/2011
         2,145,000         San Francisco City & County Airport      2,070,097
                           Commission, California International
                           Airport Revenue 2nd Series 10A,
                           MBIA, AMT, 5.45%, 05/01/2012

         1,000,000         Los Angeles County Metropolitan            964,450
                           Transportation Authority, California
                           Sales Tax Revenue Series B, AMBAC,
                           5.30%, 07/01/2012
         1,000,000         Los Angeles Convention & Exhibition        934,210
                           Center Authority, California Lease
                           Revenue, MBIA, 5.125%, 08/15/2013
         1,000,000         University of California Revenue           920,960
                           Series C, AMBAC, 5.00%, 09/01/2013
         1,000,000         University of California Revenue            912,510
                           Series A, MBIA, 5.00%, 11/01/2014
         1,195,000         Culver City Redevelopment Finance         1,175,127
                           Authority, California Tax Allocation,
                           AMBAC, 5.50%, 11/01/2014
         1,000,000         San Jose Redevelopment Agency,            1,039,540
                           California Tax Allocation Merged
                           Area Redevelopment Project, MBIA,
                           6.00%, 08/01/2015

                     Schedule of Investments--Municipal Bond Portfolios     15

        ----------------------------------------------------------------------
        Principal Amount        Description                       Market Value
        ----------------------------------------------------------------------
         1,000,000         California Special Districts            $    958,610
                           Association Finance Corporation,
                           Certificates of Participation,
                           Series Z, FSA, 5.50%, 08/01/2017
         1,000,000         Los Angeles Convention & Exhibition          925,210
                           Center Authority, California Lease
                           Revenue Series A,
                           MBIA, 5.375%, 08/15/2018
         1,660,000         Fresno, California Sewer Revenue           1,566,044
                           Series A-1, AMBAC, 5.25%, 09/01/2019
         2,630,000         California State Public Works              2,381,675
                           Board Lease Revenue, Department
                           of Corrections, State Prison
                           Series A, AMBAC, 5.00%, 12/01/2019
         1,000,000         Sacramento Municipal Utility District,       846,470
                           California Series G, MBIA,
                           4.75%, 09/01/2021
         2,915,000         Los Angeles, California                    2,617,058
                           Wastewater System Revenue
                           Series D, FGIC, 5.20%, 11/01/2021

                                                                    -----------
         Total Insured (Cost $103,321,151)                          104,761,645
                                                                    -----------
         ----------------------------------------------------------------------
         TAX SUPPORTED:                                                  18.28%
         ----------------------------------------------------------------------
         State General Obligations: 6.18%
         2,140,000         Puerto Rico Commonwealth,                  2,146,784

                           4.55%, 07/01/1998
         1,000,000         California State, 8.60%, 10/01/1998        1,065,930
         1,000,000         California State, 8.75%, 10/01/1998        1,068,090
         1,295,000         California State, 7.00%, 06/01/1999        1,366,859
         4,900,000         Puerto Rico Commonwealth,                  4,979,037
                           5.50%, 07/01/1999 (Note G, p. 18)
         3,335,000         California State, 9.00%, 06/01/2000        3,779,622
         1,000,000         California State, 6.70%, 04/01/2001        1,074,700
         1,300,000         District of Columbia Series A,             1,320,644
                           5.90%, 06/01/2002
         1,020,000         California State, Veterans Series AW,      1,065,982
                           AMT, 7.25%, 04/01/2003
         2,500,000         California State, 6.20%, 09/01/2005        2,707,375
                                                                    -----------
         Total State General Obligations
         (Cost $20,271,349)                                          20,575,023
                                                                    -----------
         Local General Obligations: 3.57%
         1,000,000         East Bay Regional Park District,           1,021,850
                           California, 9.25%, 09/01/1997
         1,045,000         East Bay Regional Park District,           1,151,109
                           California Series B, 8.75%, 09/01/1999
         2,235,000         Los Angeles County Public Works            2,219,445
                           Authority, California Capital
                           Construction Series A,
                           5.10%, 03/01/2007
         1,000,000         East Bay Municipal Utility District,         989,910
                           California Special District No. 1
                           Series E, 5.45%, 04/01/2010

         16    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

         ----------------------------------------------------------------------
         Principal Amount       Description                        Market Value
         ----------------------------------------------------------------------
         3,110,000         Los Angeles County Public Works         $  2,934,036
                           Authority, California Capital
                           Construction, 5.00%, 03/01/2011
         1,000,000         Kern High School District,                 1,163,610
                           California, 7.10%, 08/01/2011
         2,480,000         Los Angeles, California Series A,          2,397,168
                           5.25%, 09/01/2011

                                                                    -----------
         Total Local General Obligations
         (Cost $11,765,617)                                          11,877,128

                                                                    -----------
         Tax Lease: 6.63%
         3,035,000         New Haven Unified School                   3,039,249
                           District, California Certificates
                           of Participation, 4.70%, 07/01/1997
         4,040,000         Los Angeles Municipal Improvement          4,050,666
                           Corp., California Certificates of

                           Participation, 4.50%, 12/01/1998
         1,065,000         California State Public Works              1,077,855
                           Board Lease Revenue, Community
                           Colleges Series A,
                           5.00%, 04/01/1999 (Note G, p. 18)
         1,215,000         San Diego County Unified School            1,205,972
                           District, California Certificates
                           of Participation, Project Phase
                           XII Series B, 4.50%, 07/01/1999
         1,130,000         Cupertino, California                      1,132,068
                           Certificates of Participation
                           Series A, 4.875%, 01/01/2000
         1,595,000         Ukiah Unified School District,             1,609,148
                           California Certificates of
                           Participation, 5.60%, 09/01/2001
         1,600,000         Ventura County, California                 1,647,760
                           Certificates of Participation,
                           5.75%, 12/01/2004
         1,000,000         Los Angeles State Building                   996,130
                           Authority, California Lease
                           Revenue, 5.50%, 05/01/2007
         2,520,000         San Francisco State Building Authority,    2,468,970
                           California Lease Revenue
                           Series A, 5.125%, 10/01/2007
         1,010,000         Gilroy Unified School District,              990,355
                           California Certificates of
                           Participation, 5.85%, 07/01/2008
         725,000           San Francisco City & County                  751,180
                           Parking Authority, California,
                           7.50%, 12/01/2008
         1,200,000         Taft Public Financing Authority,           1,185,468
                           California Lease Revenue,
                           Community Correctional Facility
                           Project A, 5.95%, 01/01/2011
         2,000,000         Sacramento City Finance Authority,         1,895,320
                           California, Lease Revenue Series B,
                           5.40%, 11/01/2020
                                                                    -----------

         Total Tax Lease (Cost $21,843,126)                          22,050,141
                                                                    -----------

        ----------------------------------------------------------------------
        Principal Amount        Description                       Market Value
        ----------------------------------------------------------------------
         Special Tax: 1.90%
         2,005,000         Puerto Rico Highway & Transit            $ 2,017,331
                           Authority, 5.00%, 07/01/1998
         1,000,000         Los Angeles County Metropolitan            1,003,490
                           Transportation Authority, California
                           Series A, 4.90%, 07/01/2000

         1,300,000         Los Angeles County Transportation          1,410,240
                           Commission, California Series A,
                           6.40%, 07/01/2006
         1,955,000         Pomona Public Financing Authority,         1,903,544
                           California Revenue, Southwest
                           Pomona Redevelopment,
                           5.50%, 02/01/2008
                                                                    -----------
         Total Special Tax (Cost $6,099,487)                          6,334,605
                                                                    -----------
         Total Tax Supported (Cost $59,979,579)                      60,836,897
                                                                    -----------
         ----------------------------------------------------------------------
         REVENUE:                                                        14.65%
         ----------------------------------------------------------------------
         Airport Revenue: 0.41%

         500,000           Denver City & County, Colorado               537,300
                           Airport Revenue Series B, AMT,
                           7.25%, 11/15/2005
         200,000           Denver City & County, Colorado               234,764
                           Airport Revenue Series A, AMT,
                           8.875%, 11/15/2012
         500,000           Denver City & County, Colorado               598,850
                           Airport Revenue Series D, AMT,
                           7.75%, 11/15/2013
                                                                    -----------
         Total Airport Revenue (Cost $1,201,603)                      1,370,914
                                                                    -----------
         Electric Revenue: 1.53%
         1,250,000         Los Angeles Department of Water &          1,389,013
                           Power, California, Electric Plant
                           Revenue 2nd Issue, 9.00%, 12/15/1999
         1,000,000         Los Angeles Department of Water &          1,138,580
                           Power, California, Electric Plant
                           Revenue 2nd Issue, 8.00%, 08/15/2002
         2,100,000         Los Angeles Department of Water &          2,550,156
                           Power, California, Electric Plant
                           Revenue 2nd Issue, 9.00%, 10/15/2003
                                                                    -----------
         Total Electric Revenue (Cost $5,103,079)                     5,077,749
                                                                    -----------
         Higher Education Revenue: 2.10%
         1,000,000         University of California, Research         1,040,230
                           Facilities Revenue Series B,
                           7.50%, 09/01/1998 (Note H, p. 18)
         685,000           California Educational Facilities Authority, 738,238
                           University of Southern California
                           Series B, 7.85%, 10/01/1999
         2,635,000         California Educational Facilities          2,694,472
                           Authority, Stanford University
                           Series M, 5.25%, 12/01/1999
         ----------------------------------------------------------------------
         Principal Amount         Description                      Market Value

         ----------------------------------------------------------------------
         2,540,000         California Educational Facilities        $ 2,510,206
                           Authority, University of Southern
                           California Series A,
                           5.50%, 10/01/2008 (Note G, p. 18)
                                                                    -----------
         Total Higher Education Revenue
         (Cost $6,981,194)                                            6,983,146
                                                                    -----------
         Water/Sewer Revenue: 6.33%
         2,100,000         Metropolitan Water District of             2,121,189
                           Southern California Waterworks
                           Revenue, 4.85%, 07/01/1999
         2,455,000         Los Angeles Department of Water &          2,761,310
                           Power, California, Waterworks
                           Revenue 2nd Issue,
                           9.00%, 05/15/2000
         1,000,000         Metropolitan Water District of             1,073,650
                           Southern California Series A,
                           7.00%, 07/01/2000
         1,050,000         California State Department of             1,187,183
                           Water Resources Series M,
                           8.50%, 12/01/2000
         2,500,000         Metropolitan Water District of             2,536,150
                           Southern California Series A,
                           5.50%, 07/01/2008
         2,420,000         Los Angeles County Sanitation              2,401,439
                           District Financing Authority,
                           California Series A, 5.25%, 10/01/2008
         1,000,000         Orange County Water District,                983,220
                           California Certificates of
                           Participation Series A,
                           5.50%, 08/15/2010
         2,460,000         San Francisco City & County                2,305,364
                           Public Utilities Commission,
                           California, Waterworks Revenue
                           Series A, 5.00%, 11/01/2012
         2,285,000         California State Department of             2,087,804
                           Water Resources, Water System
                           Revenue Series O, 5.00%, 12/01/2015
         3,660,000         Metropolitan Water District of             3,621,863
                           Southern California Series A,
                           5.75%, 07/01/2021
                                                                    -----------
         Total Water/Sewer Revenue (Cost $20,475,389)                21,079,172
                                                                    -----------
         Miscellaneous Revenue: 1.13%

         1,000,000         Puerto Rico Highway & Transit              1,025,950
                           Authority Series U, 5.875%, 07/01/1999
         1,235,000         Western Placer Waste Management            1,259,478
                           Authority, California Revenue,
                           AMT, 6.25%, 07/01/2000
         1,495,000         Los Angeles Harbor Department              1,474,533

                           Revenue, California Series B, AMT,
                           5.25%, 11/01/2008
                                                                    -----------
         Total Miscellaneous Revenue (Cost $3,767,903)                3,759,961
                                                                    -----------

                       Schedule of Investments--Municipal Bond Portfolios    17

         ----------------------------------------------------------------------
         Principal Amount        Description                       Market Value
         ----------------------------------------------------------------------

         Industrial Development/Pollution
         Control Revenue: 3.15%
         650,000           Missouri State Environmental            $    660,693
                           Improvement & Energy Resource
                           Authority, Chrysler Corporation
                           Project, 5.70%, 10/01/1999
         1,330,000         Schuylkill County Industrial               1,300,580
                           Development Authority,
                           Pennsylvania, Energy Reserves,
                           AMT, 6.50%, 01/01/2010
         8,125,000         California Pollution Control Financing     8,513,050
                           Authority, Pacific Gas & Electric Co.
                           Series B, AMT, 8.875%, 01/01/2010
                                                                     ----------
         Total Industrial Development/Pollution
         Control Revenue (Cost $10,436,746)                          10,474,323
                                                                     ----------
         Total Revenue (Cost $47,965,914)                            48,745,265
                                                                     ----------
         ----------------------------------------------------------------------
         INVESTMENT SUMMARY
         ----------------------------------------------------------------------
         Total Investments (Cost $333,760,157)            101.53%  $337,818,260
         (Note I, below)
         Cash and Other Assets, Less Liabilities           (1.53)    (5,091,426)
         Net Assets (Equivalent to $13.56                 ------    -----------
         per share based on 24,531,630
         shares of capital stock outstanding)             100.00%  $332,726,834
                                                          ======   ============
         ----------------------------------------------------------------------
        (A) Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
        (B) $1,500,000 principal amount segregated as collateral for when-issued securities
        (C) $3,400,000 principal amount segregated as collateral for when-issued securities
        (D) $3,230,000 principal amount segregated as collateral for when-issued securities

        (E) $2,500,000 principal amount segregated as collateral for when-issued securities
        (F) Explanation of abbreviations:
            Insured-bond abbreviations:
            AMBAC--AMBAC Indemnity Corporation
            FGIC--Financial Guaranty Insurance Company
            FSA--Financial Security Assurance, Inc.
            MBIA--Municipal Bond Investors Assurance Corporation
            Other abbreviations:
            AMT--Subject to Alternative Minimum Tax
        (G) When-issued security
        (H) $1,000,000 principal amount segregated as collateral for when-issued securities
        (I) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

         See Notes to Financial Statements.

         18    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report


                            Sanford C. Bernstein Fund, Inc.
                                Schedule of Investments
                         Bernstein New York Municipal Portfolio
                               March 31, 1997 (unaudited)

         ----------------------------------------------------------------------
         Principal Amount        Description                      Market Value*
         ----------------------------------------------------------------------
         SHORT-TERM INVESTMENTS:                                           0.58%
         ----------------------------------------------------------------------
         Commercial Paper (Note A, p. 25): 0.09%
         513,000           Avery Dennison Corp.,                    $   513,000
                           04/01/1997
                                                                    -----------
         Total Commercial Paper (Cost $513,000)                         513,000
                                                                    -----------
         Tax Exempt Variable-Rate Demand Notes: 0.49%
         900,000           New York City, Daily Floater,                900,000
                           Putable Daily, 3.85%, 08/01/2021
         900,000           Babylon, New York Industrial                 900,000
                           Development Agency, Resource
                           Recovery Revenue, Daily Floater,
                           Putable Daily, 3.80%, 12/01/2024
         1,155,000         New York State Energy Research &           1,155,000
                           Development Authority, Pollution
                           Control Revenue, Daily Floater,
                           Putable Daily, 3.65%, 06/01/2029
                                                                    -----------
         Total Tax Exempt Variable-Rate Demand Notes
         (Cost $2,955,000)                                            2,955,000
                                                                    -----------
         Total Short-Term Investments (Cost $3,468,000)               3,468,000

                                                                    -----------
         ----------------------------------------------------------------------
         PREREFUNDED/ESCROWED:                                            30.66%
         ----------------------------------------------------------------------
         2,825,000         Puerto Rico Electric Power Authority       2,918,988
                           Series K, 9.375%, 07/01/2017,
                           Prerefunded 07/01/1997 @102
         1,320,000         New York City Series D,                    1,365,777
                           8.50%, 08/01/2008,
                           Prerefunded 08/01/1997 @102
         3,500,000         New York State Medical Care                3,621,275
                           Facilities, 8.00%, 02/15/2025,
                           Prerefunded 08/15/1997 @102
         1,125,000         Nassau County, New York Series J,          1,145,385
                           FGIC, 7.30%, 10/15/1997,
                           Escrowed to Maturity
         1,000,000         New York State Housing Finance             1,040,860
                           Agency, State University Series A,
                           7.60%, 11/01/1999,
                           Prerefunded 11/01/1997 @102
         1,300,000         New York State Housing Finance             1,355,315
                           Agency, State University Series A,
                           7.90%, 05/01/2002,
                           Prerefunded 11/01/1997 @102
         1,905,000         New York State Housing Finance             1,986,058
                           Agency, State University Series A,
                           7.90%, 11/01/2002,
                           Prerefunded 11/01/1997 @102

         *See Note 1, page 28 in Notes to Financial Statements.

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  2,600,000               New York State Housing Finance           $ 2,713,178
                          Agency, State University Series A,
                          8.125%, 11/01/2006,
                          Prerefunded 11/01/1997 @102
  2,135,000               New York City Series A,                    2,218,991
                          8.25%, 11/01/2002,
                          Prerefunded 11/01/1997 @101.50
  3,070,000               New York City Series A,                    3,195,133
                          8.50%, 11/01/2010,
                          Prerefunded 11/01/1997 @101.50
    600,000               New York City Series A,                      625,302
                          8.75%, 11/01/2016,
                          Prerefunded 11/01/1997 @101.50
  1,000,000               Triborough Bridge & Tunnel Authority,      1,040,790
                          New York Special Obligation Series A,
                          7.50%, 01/01/2001,
                          Prerefunded 01/01/1998 @101.50
  1,270,000               New York State Urban Development           1,327,976

                          Corp., Correctional Facilities
                          Series D, 7.50%, 01/01/2012,
                          Prerefunded 01/01/1998 @102
  1,105,000               New York State Urban Development           1,157,454
                          Corp., Correctional Facilities
                          Series D, 7.75%, 01/01/2013,
                          Prerefunded 01/01/1998 @102
  1,420,000               Triborough Bridge & Tunnel Authority,      1,482,537
                          New York Special Obligation
                          Series A, 8.00%, 01/01/2018,
                          Prerefunded 01/01/1998 @101.50
  1,595,000               New York State Medical Care Facilities     1,681,848
                          Finance Authority, Hospital & Nursing
                          Home Series B, 8.10%, 02/15/2022,
                          Prerefunded 02/15/1998 @102
 14,210,000               New York State Medical Care               15,007,607
                          Facilities Finance Authority
                          Series A, 8.30%, 02/15/2022,
                          Prerefunded 02/15/1998 @102
  2,030,000               Suffolk County, New York, BIGI,            2,093,722
                          7.375%, 03/01/1998,
                          Escrowed to Maturity
  3,000,000               MTA, New York Transit Facilities           3,198,030
                          Service Contract Series 2,
                          8.00%, 07/01/2018,
                          Prerefunded 07/01/1998 @102
  4,675,000               MTA, New York Transit Facilities           4,983,597
                          Service Contract Series 2,
                          8.00%, 07/01/2018,
                          Prerefunded 07/01/1998 @102
                          (Note B, p. 25)
  4,470,000               New York City Series I, FGIC,              4,628,372
                          6.90%, 08/15/1998,
                          Escrowed to Maturity
  1,000,000               New York State Medical Care                1,065,870
                          Facilities Finance Authority, Hospital &
                          Nursing Home Series C,
                          7.60%, 02/15/2008,
                          Prerefunded 08/15/1998 @102

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  3,090,000               New York State Medical Care              $ 3,285,412
                          Facilities Finance Agency, Hospital
                          & Nursing Home Revenue Series A,
                          FHA, 8.00%, 02/15/2028,
                          Prerefunded 08/15/1998 @102
  3,440,000               Albany Parking Authority, New              3,582,622
                          York, 6.875%, 11/01/2016,
                          Prerefunded 11/01/1998 @100
  5,150,000               New York State Housing Finance             5,543,563
                          Agency, State University Series A,
                          8.00%, 11/01/2006,

                          Prerefunded 11/01/1998 @102
  1,000,000               New York State Housing Finance             1,077,930
                          Agency, State University Series A,
                          8.10%, 11/01/2010,
                          Prerefunded 11/01/1998 @102
    330,000               Nassau County, New York Series L,            341,223
                          FGIC, 6.30%, 11/15/1998,
                          Escrowed to Maturity
  1,275,000               Triborough Bridge & Tunnel                 1,358,717
                          Authority, New York Toll Revenue
                          Series O, 7.50%, 01/01/2011,
                          Prerefunded 01/01/1999 @101.50
  1,090,000               Triborough Bridge & Tunnel                 1,165,188
                          Authority, New York Toll Revenue
                          Series O, 7.70%, 01/01/2019,
                          Prerefunded 01/01/1999 @101.50
  1,360,000               New York State Medical Care                1,457,825
                          Facilities Finance Authority, Mental
                          Health Services, 7.40%, 08/15/2007,
                          Prerefunded 02/15/1999 @102
 10,120,000               Battery Park City Authority, New          10,530,973
                          York Revenue, 6.50%, 05/01/2020,
                          Prerefunded 05/01/1999 @100
  3,235,000               Battery Park City Authority, New           3,501,661
                          York Revenue, 7.70%, 05/01/2015,
                          Prerefunded 05/01/1999 @102
  6,415,000               New York State Dormitory                   6,712,143
                          Authority, State University
                          Series A, 6.75%, 05/15/2018,
                          Prerefunded 05/15/1999 @100
  4,315,000               New York State Dormitory                   4,625,852
                          Authority, State University
                          Series A, 7.125%, 05/15/2017,
                          Prerefunded 05/15/1999 @102
  1,000,000               Suffolk County Water Authority,            1,073,070
                          New York, 7.125%, 06/01/2015,
                          Prerefunded 06/01/1999 @102
  1,000,000               New York City Series B,                    1,071,640
                          8.00%, 06/01/1999,
                          Escrowed to Maturity
  2,625,000               New York City Municipal Water              2,820,851
                          Finance Authority Series A,
                          7.375%, 06/15/2009,
                          Prerefunded 06/15/1999 @101.50

                      Schedule of Investments--Municipal Bond Portfolios    19

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  3,425,000               New York City Municipal Water            $ 3,680,539
                          Finance Authority Series A,

                          7.375%, 06/15/2009,
                          Prerefunded 06/15/1999 @101.50
  1,000,000               Albany County, New York,                   1,058,840
                          7.00%, 10/01/1999, Escrowed to Maturity
  1,000,000               Nassau County, New York Series H,          1,064,430
                          AMBAC, 7.20%, 10/15/1999,
                          Escrowed to Maturity
  1,400,000               Nassau County, New York Series J,          1,493,520
                          FGIC, 7.30%, 10/15/1999,
                          Escrowed to Maturity
  1,000,000               Triborough Bridge & Tunnel                 1,034,840
                          Authority, New York Toll Revenue
                          Series R, 6.00%, 01/01/2020,
                          Prerefunded 01/01/2000 @100
  2,000,000               New York State Urban Development           2,155,920
                          Corp., Correctional Facilities
                          Series G, 7.00%, 01/01/2017,
                          Prerefunded 01/01/2000 @102
  6,700,000               New York State Medical Care                7,318,745
                          Facilities Finance Agency
                          Series B, 7.45%, 02/15/2029,
                          Prerefunded 02/15/2000 @102
  3,765,000               New York City Series A,                    4,134,648
                          7.75%, 03/15/2004,
                          Prerefunded 03/15/2000 @101.50
  1,000,000               New York State Dormitory                   1,092,490
                          Authority, State University
                          Series B, 7.25%, 05/15/2015,
                          Prerefunded 05/15/2000 @102
 10,045,000               New York State Dormitory                  11,103,843
                          Authority, State University
                          Series A, 7.70%, 05/15/2012,
                          Prerefunded 05/15/2000 @102
  5,000,000               New York City Municipal Water              5,434,200
                          Finance Authority, Water & Sewer
                          Systems Revenue Series A,
                          7.25%, 06/15/2015,
                          Prerefunded 06/15/2000 @101.50
  1,000,000               New York State Dormitory                   1,106,400
                          Authority, City University Systems
                          Series A, 7.625%, 07/01/2020,
                          Prerefunded 07/01/2000 @102
    420,000               New York State Dormitory                     462,382
                          Authority, City University Series A,
                          7.875%, 07/01/2002,
                          Prerefunded 07/01/2000 @100.50
  9,540,000               New York State Dormitory Authority,       10,619,928
                          City University Systems Series F,
                          7.875%, 07/01/2007,
                          Prerefunded 07/01/2000 @102
  1,000,000               MTA, New York Commuter Facilities          1,109,530
                          Service Contract Series 4,
                          7.875%, 07/01/2017,
                          Prerefunded 07/01/2000 @101.50


20    Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  2,250,000               MTA, New York Transit Facilities         $ 2,496,443
                          Service Contract Series 4,
                          7.875%, 07/01/2017,
                          Prerefunded 07/01/2000 @101.50
  3,950,000               New York State Dormitory                   4,399,668
                          Authority, City University Systems
                          Series F, 7.875%, 07/01/2017,
                          Prerefunded 07/01/2000 @102
  2,475,000               New York State Housing Finance             2,764,699
                          Agency, Service Contract
                          Obligation Revenue Series A,
                          7.80%, 09/15/2020,
                          Prerefunded 09/15/2000 @102
  3,500,000               Virgin Islands Public Finance Authority    3,834,390
                          Series B, 7.25%, 10/01/2007,
                          Prerefunded 10/01/2000 @101
  2,000,000               New York State Medical Care                2,216,300
                          Facilities Finance Authority,
                          Mental Health Services Series A,
                          8.00%, 11/01/2000, Escrowed to Maturity
    340,000               New York State Power Authority               364,854
                          Series C, 9.50%, 01/01/2001,
                          Escrowed to Maturity
  1,780,000               New York State Local Government            1,971,047
                          Assistance Corp. Series A,
                          7.25%, 04/01/2018,
                          Prerefunded 04/01/2001 @102
  4,670,000               Niagara Falls Bridge Commission,           5,005,633
                          New York Toll Revenue,
                          6.30%, 10/01/2012,
                          Escrowed to Maturity                   -------------

Total Prerefunded/Escrowed
(Cost $183,038,690)                                                183,926,024
                                                                 -------------
------------------------------------------------------------------------------
INSURED (Note C, p. 25):                                                23.60%
------------------------------------------------------------------------------
  1,000,000               New York City Industrial Development     $ 1,009,500
                          Agency, USTA National Tennis
                          Center, FSA, 5.30%, 11/15/1997
  1,925,000               New York State Thruway Authority           1,941,882
                          Highway & Bridge Trust Fund Series A,
                          AMBAC, 5.00%, 04/01/1998
    490,000               New York State Dormitory Authority,          501,324
                          Mount Sinai School of Medicine,
                          MBIA, 6.00%, 07/01/1998
  3,000,000               New York State Dormitory Authority,        3,116,040

                          City University Series A, FGIC,
                          7.40%, 07/01/1998 (Note D, p. 25)
  3,830,000               Nassau County, New York Series Q,          3,881,782
                          FGIC, 5.00%, 08/01/1998
  1,000,000               Nassau County, New York Series O,          1,021,520
                          FGIC, 5.625%, 08/01/1998
  3,710,000               New York City Industrial Development       3,790,841
                          Agency, USTA National Tennis
                          Center, FSA, 5.50%, 11/15/1998

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,570,000               Brookhaven, New York, MBIA,              $ 1,611,056
                          5.70%, 11/15/1998
  2,550,000               Suffolk County, New York Series D,         2,589,321
                          FGIC, 4.875%, 08/01/1999
  7,130,000               Nassau County, New York Series T,          7,276,165
                          FGIC, 5.125%, 09/01/1999
  3,620,000               Nassau County, New York Series U,          3,690,228
                          AMBAC, 5.125%, 11/01/1999
  5,035,000               New York City Trust Cultural               5,084,696
                          Resource Revenue, Museum of
                          Modern Art Series 1, AMBAC,
                          5.00%, 01/01/2000
  5,325,000               New York City Health & Hospital            5,336,662
                          Corp. Series A, Connie Lee,
                          4.875%, 02/15/2000
  1,000,000               New York State Thruway Authority           1,003,870
                          Highway & Bridge Trust Fund Series A,
                          AMBAC, 4.75%, 04/01/2000
  2,255,000               Nassau County, New York Series Q,          2,284,473
                          FGIC, 5.00%, 08/01/2000
  1,925,000               Suffolk County, New York Series A,         2,302,319
                          FGIC, 9.50%, 10/01/2001
  1,340,000               New York State Dormitory                   1,612,087
                          Authority, City University Series D,
                          FGIC, 8.75%, 07/01/2003
  1,000,000               Niagara Frontier Authority, New            1,028,950
                          York Airport Revenue, Greater
                          Buffalo International Airport,
                          AMBAC, AMT, 5.75%, 04/01/2004
  1,475,000               MTA, New York Transit Facilities,          1,451,710
                          FGIC, 4.60%, 07/01/2004
  1,000,000               New York State Dormitory                     974,630
                          Authority, Rochester Institute,
                          FGIC, 4.75%, 07/01/2005
  5,165,000               New York State Project Finance             5,106,636
                          Agency, HUD Section 236-Series A,
                          FSA, 4.95%, 11/01/2006
  2,025,000               New York State Urban Development           2,004,831
                          Corp., Correctional Facilities
                          Revenue, AMBAC, 5.00%, 01/01/2007

  4,285,000               Suffolk County, New York,                  4,572,995
                          Southwest Sewer District, MBIA,
                          6.00%, 02/01/2007
  4,000,000               Westchester County Industrial              4,109,960
                          Development Agency, New York
                          Resource Recovery Revenue Series A,
                          AMBAC, 5.60%, 07/01/2007
  2,500,000               MTA, New York Commuter Facilities          2,716,050
                          Series A, MBIA, 6.10%, 07/01/2007
  2,400,000               MTA, New York Transit Facilities           2,645,496
                          Series K, MBIA, 6.30%, 07/01/2007
  2,880,000               Yonkers, New York Series C, AMBAC,         2,811,744
                          5.00%, 08/01/2007
  1,265,000               New York State Urban Development           1,296,865
                          Corp., Correctional Facilities
                          Series A, AMBAC, 5.50%, 01/01/2008

------------------------------------------------------------------------------
Principal Amount                  Description                     Market Value
------------------------------------------------------------------------------
  1,270,000               Babylon, New York Series A,              $ 1,686,357
                          AMBAC, 9.20%, 01/15/2008
  2,000,000               MTA, New York Dedicated Tax                1,975,160
                          Series A, MBIA, 5.10%, 04/01/2008
  2,200,000               New York State Dormitory                   2,238,302
                          Authority, State University Series A,
                          AMBAC, 5.50%, 05/15/2008
  4,200,000               Suffolk County, New York,                  4,178,496
                          Waterworks Authority Revenue,
                          MBIA, 5.10%, 06/01/2008
  1,485,000               New York State Dormitory                   1,449,954
                          Authority, New York University
                          Series B, MBIA, 5.00%, 07/01/2008
  2,800,000               New York State Thruway Authority           2,877,504
                          Series C, FGIC, 5.75%, 01/01/2009
  6,635,000               New York State Thruway Authority           6,542,176
                          Highway & Bridge Trust Fund
                          Series A, MBIA, 5.25%, 04/01/2009
  2,165,000               New York State Thruway Authority           2,151,707
                          Highway & Bridge Trust Fund
                          Series B, MBIA, 5.30%, 04/01/2009
  4,055,000               New York State Dormitory                   4,094,009
                          Authority, State University Series A,
                          FGIC, 5.50%, 05/15/2009
  1,175,000               New York City Municipal Water              1,206,819
                          Finance Authority Series A, MBIA,
                          5.75%, 06/15/2009
  1,495,000               MTA, New York Commuter Facilities          1,614,181
                          Revenue Series A, MBIA,
                          6.10%, 07/01/2009
  1,550,000               Babylon, New York Waste Facilities,        2,040,730
                          FGIC, 9.00%, 08/01/2009
  1,000,000               Hempstead Town Industrial                    954,750
                          Development Agency, New York,

                          MBIA, 5.00%, 12/01/2009
  1,090,000               Nassau County, New York Series G,          1,087,907
                          MBIA, 5.40%, 01/15/2010
  2,580,000               Nassau County, New York Series S,          2,503,890
                          AMBAC, 5.10%, 03/01/2010
  1,000,000               New York State Local Government              969,100
                          Assistance Corp. Series A, AMBAC,
                          5.125%, 04/01/2010
  1,000,000               New York State Dormitory                   1,052,270
                          Authority, State University Series A,
                          AMBAC, 6.00%, 07/01/2010
  4,390,000               Port Authority of New York &               4,250,222
                          New Jersey Revenue, MBIA, AMT,
                          5.25%, 09/01/2010
  1,035,000               New York State Thruway Authority             995,007
                          Highway & Bridge Trust Fund Series A,
                          AMBAC, 5.125%, 04/01/2011
  3,940,000               MTA, New York Dedicated Tax                4,265,917
                          Series A, MBIA, 6.25%, 04/01/2011
  3,415,000               New York State Dormitory                   3,225,024
                          Authority, State University Series A,
                          MBIA, 5.00%, 07/01/2011

                      Schedule of Investments--Municipal Bond Portfolios    21

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     4,500,000         Babylon, New York Waste Facilities,        $    5,998,500
                       FGIC, 9.00%, 08/01/2011
     2,725,000         New York City Educational Construction          2,700,829
                       Fund, MBIA, 5.50%, 10/01/2011
     1,630,000         Islip, New York Resource Recovery               1,666,137
                       Agency Revenue Series B, AMBAC,
                       AMT, 6.125%, 07/01/2012
     1,000,000         New York City Municipal Water                   1,018,250
                       Finance Authority Series A, AMBAC,
                       5.875%, 06/15/2013
     1,095,000         Clifton Park, New York Water                    1,005,144
                       Authority, FGIC, 5.00%, 10/01/2014
     1,050,000         New York State Medical Care Facilities          1,086,918
                       Finance Authority, Mental Health
                       Services, MBIA, 6.15%, 02/15/2015
                                                                  --------------
Total Insured (Cost $140,236,228)                                    141,608,893
                                                                  --------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            26.26%
--------------------------------------------------------------------------------
State General Obligations: 2.63%
     2,930,000         Puerto Rico Commonwealth,                       2,977,261
                       5.50%, 07/01/1999 (Note E, p. 25)
     1,500,000         New York State, 6.20%, 11/01/1999               1,562,820

     1,355,000         New York State, 6.875%, 11/01/1999              1,433,780
     3,730,000         New York State, 7.80%, 11/15/1999               4,022,730
     4,640,000         New York State, 5.00%, 03/01/2000               4,686,029
     1,000,000         Puerto Rico Commonwealth,                       1,081,470
                       7.00%, 07/01/2001
                                                                  --------------
Total State General Obligations
(Cost $15,683,870)                                                    15,764,090
                                                                  --------------
Local General Obligations: 7.93%
     2,200,000         Islip, New York, 5.30%, 08/15/1997              2,211,396
     1,020,000         White Plains, New York,                         1,059,127
                       9.40%, 12/15/1997
     5,000,000         New York City Series B,                         5,118,300
                       7.20%, 02/01/1998
     1,060,000         White Plains, New York,                         1,157,308
                       9.70%, 12/15/1998
     1,150,000         Manhasset Union Free School                     1,205,292
                       District, New York, 7.30%, 01/01/1999
     2,000,000         New York City Series B,                         2,130,340
                       7.40%, 02/01/2000
     1,025,000         Monroe County, New York Series B,               1,039,073
                       5.00%, 03/01/2000
     6,085,000         Monroe County, New York Series A,               6,166,904
                       5.00%, 03/01/2000
     2,000,000         New York City Series D,                         2,110,140
                       7.875%, 08/01/2000
     1,050,000         Manhasset Union Free School                     1,142,999
                       District, New York, 7.30%, 01/01/2001
       615,000         New York City Series C,                           640,848
                       6.30%, 08/01/2002
     1,180,000         New York City Series D,                         1,174,065
                       5.40%, 02/15/2003


22  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report


--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     4,265,000         New York City Series B,                   $     4,654,053
                       7.50%, 02/01/2004
     1,000,000         Westchester County, New York,                   1,148,660
                       7.10%, 12/01/2004
     1,000,000         New York City Series C,                           996,780
                       5.60%, 02/01/2005
     1,310,000         New York City Series G,                         1,314,362
                       5.75%, 02/01/2006
     1,300,000         Westchester County, New York                    1,473,745
                       Series A, 6.75%, 02/01/2007
     5,315,000         New York City Series B,                         5,456,911
                       6.30%, 08/15/2008
     2,600,000         Onondaga County, New York,                      2,707,848

                       5.70%, 04/01/2009
     1,940,000         Onondaga County, New York,                      2,006,658
                       5.70%, 04/01/2010
     2,600,000         Onondaga County, New York,                      2,668,172
                       5.70%, 04/01/2011
                                                                  --------------
Total Local General Obligations
(Cost $46,070,546)                                                    47,582,981
                                                                  --------------

Tax Lease: 9.12%
     1,175,000         New York State Energy Research &                1,175,000
                       Development Authority, Western
                       New York Nuclear Service Center
                       Project, 5.20%, 04/01/1997
       525,000         New York State Medical Care                       530,434
                       Facilities Finance Authority, Brookdale
                       Medical Center Secured Hospital
                       Program Series A, 5.95%, 08/15/1998
     2,535,000         New York State Medical Care Facilities          2,539,360
                       Finance Authority, Mental Health
                       Services Series F, 4.60%, 08/15/1999
     1,550,000         New York State Urban Development                1,552,232
                       Corp., Correctional Facilities,
                       5.00%, 01/01/2000
       525,000         New York State Energy Research &                  534,177
                       Development Authority, Western
                       New York Nuclear Service Center
                       Project, 6.00%, 04/01/2000
       855,000         New York State Dormitory Authority,               900,614
                       City University Series D,
                       7.50%, 07/01/2000
     1,000,000         New York State Medical Care Facilities          1,025,710
                       Finance Authority, Brookdale Medical
                       Center Secured Hospital Program
                       Series A, 6.35%, 08/15/2000
     3,505,000         MTA, New York Commuter Facilities               3,531,182
                       Service Contract Series O,
                       5.25%, 07/01/2001
     1,920,000         MTA, New York Transit Facilities Service        1,934,343
                       Contract Series O, 5.25%, 07/01/2001
       720,000         New York State Medical Care Facilities            751,514
                       Finance Authority, Mental Health
                       Services Series F, 6.20%, 02/15/2003

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     2,000,000         New York State Thruway Authority          $     2,083,060
                       Service Contract, 6.20%, 04/01/2003

     1,500,000         New York State Thruway Authority                1,558,320
                       Service Contract, 6.25%, 04/01/2004
     3,825,000         New York State Dormitory Authority,             3,772,636
                       State University Series B,
                       5.25%, 05/15/2005
     1,000,000         MTA, New York Commuter Facilities                 984,190
                       Service Contract, 5.30%, 07/01/2005
     1,125,000         MTA, New York Transit Facilities                1,107,214
                       Service Contract, 5.30%, 07/01/2005
     1,020,000         New York State Dormitory                        1,033,943
                       Authority, City University Series A,
                       5.70%, 07/01/2005
     1,780,000         New York State Dormitory                        1,804,333
                       Authority, City University Series D,
                       5.70%, 07/01/2005
     1,000,000         New York State Dormitory                        1,062,860
                       Authority, City University Series U,
                       6.45%, 07/01/2005
     1,000,000         New York State Urban Development                  980,020
                       Corp., Correctional Facilities
                       Series 4, 5.25%, 01/01/2006
     3,300,000         New York State Dormitory                        3,285,744
                       Authority, State University
                       Series A, 5.50%, 05/15/2006
     1,595,000         MTA, New York Transit Facilities                1,567,550
                       Service Contract, 5.40%, 07/01/2006
     1,250,000         MTA, New York Transit Facilities                1,236,362
                       Service Contract, 5.45%, 07/01/2007
     3,510,000         New York State Dormitory                        3,525,795
                       Authority, City University
                       Systems Series 2, 5.75%, 07/01/2007
     2,980,000         New York State Dormitory                        3,160,946
                       Authority, Mental Health Services,
                       6.50%, 02/15/2008
     1,905,000         New York State Thruway Authority                1,789,728
                       Service Contract, 5.125%, 04/01/2008
     1,505,000         New York State Dormitory                        1,466,924
                       Authority, Mental Health Services,
                       5.70%, 02/15/2009
     1,505,000         New York State Dormitory                        1,595,661
                       Authority, Mental Health Services,
                       6.50%, 02/15/2009
     2,215,000         New York State Urban Development                2,213,073
                       Corp., Correctional Facilities
                       Series A, 5.70%, 04/01/2009
     1,100,000         New York State Dormitory                        1,094,159
                       Authority, City University Series A,
                       5.75%, 07/01/2009
     1,490,000         Triborough Bridge & Tunnel                      1,510,741
                       Authority, New York Convention
                       Center Series E, 6.00%, 01/01/2011
--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------

     3,550,000         New York State Dormitory Authority,        $    3,421,206
                       State University Series A,
                       5.50%, 05/15/2013
                                                                  --------------
Total Tax Lease (Cost $54,071,380)                                    54,729,031
                                                                  --------------

Special Tax: 6.58%
     1,110,000         New York State Local Government                 1,130,047
                       Assistance Corp. Series A,
                       5.75%, 04/01/1998
       825,000         MAC New York Series 64,                           851,697
                       6.75%, 07/01/1998
     3,000,000         MAC New York Series 67,                         3,107,820
                       7.10%, 07/01/1998 (Note F, p. 25)
       695,000         MAC New York Series I,                            703,173
                       5.00%, 07/01/1999 (Note E, p. 25)
     3,095,000         MAC New York Series 67,                         3,275,934
                       7.20%, 07/01/1999
     6,320,000         MAC New York Series I,                          6,396,788
                       5.00%, 07/01/2000 (Note E, p. 25)
     4,660,000         MAC New York Series E,                          4,786,100
                       5.50%, 07/01/2000
     1,025,000         Grand Central District Management                 991,780
                       Association, New York Business
                       Improvement District Series 1994,
                       5.00%, 01/01/2006
     2,500,000         New York State Local Government                 2,623,475
                       Assistance Corp. Series B,
                       6.00%, 04/01/2006
     2,915,000         New York State Local Government                 2,836,120
                       Assistance Corp. Series D,
                       5.10%, 04/01/2008
     3,035,000         New York State Local Government                 3,194,762
                       Assistance Corp. Series A,
                       6.00%, 04/01/2008
     1,885,000         New York State Local Government                 1,904,830
                       Assistance Corp. Series A,
                       5.90%, 04/01/2012
     1,495,000         New York State Local Government                 1,428,457
                       Assistance Corp. Series A,
                       5.375%, 04/01/2014
     1,740,000         New York State Local Government                 1,662,553
                       Assistance Corp. Series D,
                       5.375%, 04/01/2014
     4,430,000         New York State Local Government                 4,607,776
                       Assistance Corp. Series E,
                       6.00%, 04/01/2014
                                                                  --------------
Total Special Tax (Cost $38,913,369)                                  39,501,312
                                                                  --------------
Total Tax Supported (Cost $154,739,165)                              157,577,414
                                                                  --------------
--------------------------------------------------------------------------------

REVENUE:                                                                  17.41%
--------------------------------------------------------------------------------
Airport Revenue: 0.52%
     1,300,000         Denver City & County, Colorado                  1,396,980
                       Airport Revenue Series B, AMT,
                       7.25%, 11/15/2005


                          Schedule of Investments--Municipal Bond Portfolios  23

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
       425,000         Denver City & County, Colorado              $     498,873
                       Airport Revenue Series A, AMT,
                       8.875%, 11/15/2012
     1,000,000         Denver City & County, Colorado                  1,197,700
                       Airport Revenue Series D, AMT,
                       7.75%, 11/15/2013
                                                                  --------------
Total Airport Revenue (Cost $2,738,042)                                3,093,553
                                                                  --------------

Electric Revenue: 1.95%
     1,100,000         Guam Power Authority Revenue                    1,107,513
                       Series A, 5.30%, 10/01/1998
     1,000,000         New York State Power Authority                  1,018,140
                       Series Z, 5.75%, 01/01/1999
     2,120,000         New York State Power Authority                  2,335,286
                       Series W, 6.50%, 01/01/2008
     5,695,000         New York State Power Authority                  5,469,535
                       Revenue & General Purpose
                       Series CC, 5.00%, 01/01/2009
     1,955,000         New York State Power Authority                  1,788,688
                       Series CC, 5.00%, 01/01/2014
                                                                  --------------
Total Electric Revenue (Cost $11,706,008)                             11,719,162
                                                                  --------------
Health Care Revenue: 2.04%
       750,000         New York State Dormitory Authority,               751,522
                       Grace Manor Health Care,
                       SONYMA, 4.80%, 07/01/1999
     1,750,000         New York State Medical Care Facilities          1,774,587
                       Finance Authority, Insured Mortgage
                       Project Series A, FHA,
                       5.40%, 08/15/2004
     1,410,000         New York State Medical Care Facilities          1,472,787
                       Finance Authority, Hospital & Nursing
                       Home Insured Mortgage, FHA,
                       5.875%, 02/15/2005

     1,000,000         New York State Dormitory                        1,014,670
                       Authority, St. John's Nursing
                       Home, FHA, 5.35%, 02/01/2006
     2,840,000         New York State Medical Care                     2,931,846
                       Facilities Finance Agency, Hospital &
                       Nursing Home Insured Mortgage,
                       FHA, 6.35%, 02/15/2012
     4,220,000         New York State Medical Care Facilities          4,319,508
                       Finance Agency, Hospital & Nursing
                       Home Insured Mortgage Series A,
                       FHA, 6.125%, 02/15/2014
                                                                  --------------
Total Health Care Revenue (Cost $11,826,170)                          12,264,920
                                                                  --------------
Higher Education Revenue: 0.66%
     1,480,000         New York State Dormitory                        1,526,131
                       Authority, Rockefeller University,
                       6.60%, 07/01/1998
     1,000,000         New York State Dormitory Authority,             1,042,720
                       Columbia University, 5.625%, 07/01/2006

24  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     1,290,000         New York State Dormitory                  $     1,359,299
                       Authority, Columbia University,
                       5.75%, 07/01/2007
                                                                  --------------
Total Higher Education Revenue
(Cost $3,785,313)                                                      3,928,150
                                                                  --------------

Toll Revenue: 2.05%
       725,000         Triborough Bridge & Tunnel                        766,666
                       Authority, New York Toll Revenue
                       Series Y, 5.80%, 01/01/2006
     4,370,000         Triborough Bridge & Tunnel                      4,083,809
                       Authority, New York Toll Revenue
                       Series A, 5.00%, 01/01/2012
     1,905,000         Triborough Bridge & Tunnel                      1,998,192
                       Authority, New York Toll Revenue
                       Series Y, 6.00%, 01/01/2012
     5,950,000         Triborough Bridge & Tunnel                      5,420,153
                       Authority, New York Toll Revenue,
                       5.00%, 01/01/2015
                                                                  --------------
Total Toll Revenue (Cost $12,124,447)                                 12,268,820
                                                                  --------------
Water/Sewer Revenue: 7.16%
     6,340,000         New York State Environmental Facilities         6,369,608
                       Corp., Pollution Control Revenue,
                       State Revolving Fund, New York

                       City Municipal Water Finance Authority,
                       4.80%, 06/15/1998 (Note G, p. 25)
     1,895,000         New York State Environmental                    1,940,764
                       Facilities Corp., Pooled Loan, Pollution
                       Control Revenue, State Revolving Fund
                       Series 94-D, 5.60%, 05/15/1999
     2,510,000         New York State Environmental                    2,708,817
                       Facilities Corp., Pooled Loan, Pollution
                       Control Revenue, State Revolving
                       Fund Series 92-B, 6.25%, 09/15/2005
     3,500,000         New York City Municipal Water                   3,525,130
                       Finance Authority Series B,
                       5.30%, 06/15/2006
     2,510,000         New York State Environmental                    2,714,440
                       Facilities Corp., Pooled Loan, Pollution
                       Control Revenue, State Revolving
                       Fund Series 92-B, 6.35%, 09/15/2006
     1,000,000         Ulster County Resource Recovery                 1,003,690
                       Agency, New York Solid Waste
                       System, 5.90%, 03/01/2007
     1,045,000         New York State Environmental                    1,028,614
                       Facilities Corp., Pooled Loan, Pollution
                       Control Revenue, State Revolving
                       Fund Series 93-B, 4.95%, 05/15/2007
     1,000,000         New York State Environmental                    1,032,340
                       Facilities Corp., Pollution Control
                       Revenue, State Revolving Fund, New
                       York City Municipal Water Finance
                       Authority, 5.75%, 06/15/2007

--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
         2,975,000         New York State Environmental              $ 2,979,433
                           Facilities Corp., Pooled Loan, Pollution
                           Control Revenue, State Revolving
                           Fund Series 95-A, 5.20%, 05/15/2008
         3,085,000         New York State Environmental                3,089,597
                           Facilities Corp., Pooled Loan, Pollution
                           Control Revenue, State Revolving
                           Fund Series 95-A, 5.30%, 05/15/2009
         1,485,000         New York City Municipal Water               1,563,720
                           Finance Authority Series A,
                           6.00%, 06/15/2009
           780,000         New York State Environmental                  779,945
                           Facilities Corp., Pooled Loan, Pollution
                           Control Revenue, State Revolving
                           Fund Series 95-A, 5.40%, 05/15/2010
         3,865,000         New York State Environmental                3,667,035
                           Facilities Corp., Pooled Loan, Pollution
                           Control Revenue, State Revolving Fund
                           Series 96-A, 4.95%, 06/15/2010

         3,800,000         New York State Environmental                3,799,658
                           Facilities Corp., Pooled Loan, Pollution
                           Control Revenue, State Revolving
                           Fund, New York City Municipal Water
                           Finance Authority, 5.50%, 06/15/2010
         4,630,000         New York State Environmental                4,751,815
                           Facilities Corp., Pollution Control
                           Revenue, State Revolving Fund, New
                           York City Municipal Water Finance
                           Authority, 5.75%, 06/15/2011
         1,000,000         New York State Environmental                1,047,260
                           Facilities Corp., Huntington Project
                           Series A, AMT, 7.50%, 10/01/2012
         1,015,000         New York State Environmental Facilities       952,557
                           Corp., Pooled Loan, Pollution Control
                           Revenue, State Revolving Fund Series
                           96-A, 5.20%, 12/15/2015
                                                                     -----------
Total Water/Sewer Revenue (Cost $42,209,734)                          42,954,423
                                                                     -----------
Miscellaneous Revenue: 1.54%
         1,000,000         Port Authority of New York &                1,004,300
                           New Jersey Revenue Series SS,
                           AMT, 4.90%, 09/01/1997
         2,715,000         MTA, New York Transit Facilities            2,733,652
                           Revenue Series M,
                           5.10%, 07/01/1998
         3,420,000         Battery Park City Authority,                3,584,160
                           New York Revenue,
                           6.00%, 11/01/2003
         2,050,000         Port Authority of New York &                1,941,781
                           New Jersey Revenue,
                           5.125%, 11/15/2011
                                                                    ------------
Total Miscellaneous Revenue (Cost $9,260,652)                          9,263,893
                                                                    ------------
--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
Industrial Development/Pollution
Control Revenue: 1.49%
         4,000,000         New York City Industrial Development     $  4,034,160
                           Agency, Special Facilities Revenue,
                           Terminal One Group Association
                           Limited Partnership Project, AMT,
                           5.30%, 01/01/2000
         1,425,000         New York City Industrial Development        1,467,807
                           Agency, Special Facilities Revenue,
                           Terminal One Group Association
                           Limited Partnership Project, AMT,
                           6.00%, 01/01/2007
         2,475,000         Schuylkill County Industrial Development    2,420,253
                           Authority, Pennsylvania, Energy
                           Reserves, AMT, 6.50%, 01/01/2010

         1,000,000         Hempstead Town Industrial                   1,021,180
                           Development Agency, New York,
                           7.40%, 12/01/2010
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $8,823,389)                                      8,943,400
                                                                    ------------
Total Revenue (Cost $102,473,755)                                    104,436,321
                                                                     -----------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $583,955,838)              98.51%           $591,016,652
(Note H, below)
Cash and Other Assets, Less Liabilities              1.49              8,944,387
                                                   ------            -----------
Net Assets (Equivalent to $13.32
per share based on 45,033,119
shares of capital stock outstanding)              100.00%           $599,961,039
                                                  =======           ============
--------------------------------------------------------------------------------
(A) Commercial paper owned at March 31, 1997, was purchased at a rate of 6.70%.
(B) $3,500,000 principal amount segregated as collateral for when-issued security
(C) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    BIGI--Bond Investors Guaranty Insurance Company
    Connie Lee--Connie Lee Insurance Company
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    MBIA--Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT--Subject to Alternative Minimum Tax
    FHA--Federal Housing Administration
    SONYMA--State of New York Mortgage Agency
(D) $1,200,000 principal amount segregated as collateral for when-issued security
(E) When-issued security
(F) $3,000,000 principal amount segregated as collateral for when-issued security
(G) $6,340,000 principal amount segregated as collateral for when-issued security
(H) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

                          Schedule of Investments--Municipal Bond Portfolios  25

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments

                           Bernstein Short Duration
                       Diversified Municipal Portfolio
                          March 31, 1997 (unaudited)

--------------------------------------------------------------------------------
     Principal Amount               Description                    Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    1.59%
--------------------------------------------------------------------------------
Municipal Note: 0.41%
           600,000         Hammond Sanitation District,               $  599,466
                           Indiana, Bond Anticipation Notes,
                           6.50%, 07/15/1997
                                                                      ----------
Total Municipal Note (Cost $600,000)                                     599,466
                                                                      ----------
Tax Exempt Variable-Rate Demand Notes: 1.18%
         1,000,000         Pinal County Industrial Development         1,000,000
                           Authority, Arizona, Pollution Control
                           Revenue, Daily Floater, Putable Daily,
                           3.85%, 12/01/2009
           100,000         Delta County Economic Development             100,000
                           Corp., Michigan, Environmental
                           Improvement Revenue, Mead Escanaba
                           Paper Company Project, Daily Floater,
                           Putable Daily, 3.80%, 12/01/2023
           600,000         Phenix County Industrial Development          600,000
                           Board, Alabama, Environmental
                           Improvement Revenue, Mead Coated
                           Board Project A, Daily Floater, Putable
                           Daily, AMT, 3.90%, 06/01/2028
                                                                      ----------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $1,700,000)                                                      1,700,000
                                                                      ----------
Total Short-Term Investments (Cost $2,300,000)                         2,299,466
                                                                      ----------
--------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                        4.47%
--------------------------------------------------------------------------------
         6,525,000         5.625%, 11/30/1998                          6,449,552
                                                                      ----------
Total U.S. Treasury Note (Cost $6,488,972)                             6,449,552
                                                                      ----------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     12.58%
--------------------------------------------------------------------------------
         1,675,000         Harris County Health Facilities             1,749,018
                           Development Corp., Texas,
                           9.00%, 10/01/2017,
                           Prerefunded 10/01/1997 @102
         2,800,000         Harris County, Texas, Toll Road             2,978,864
                           Senior Lien-C, 8.125%, 08/15/2017,
                           Prerefunded 02/15/1998 @103

         1,000,000         Metropolitan Atlanta Rapid Transit          1,061,840
                           Authority, Georgia Sales Tax Revenue
                           Series J, 7.60%, 07/01/2003,
                           Prerefunded 07/01/1998 @102
         1,000,000         Massachusetts Health & Education            1,062,140
                           Facilities Authority, Lahey Clinic Medical
                           Center Series A, 7.625%, 07/01/2018,
                           Prerefunded 07/01/1998 @102
*See Note 1, page 28 in Notes to Financial Statements.

26  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
         1,200,000         Minnesota State, 7.00%, 08/01/2002,       $ 1,245,528
                           Prerefunded 08/01/1998 @100
         1,000,000         Maryland State Department of                1,061,550
                           Transportation, 6.90%, 11/15/2004,
                           Prerefunded 11/15/1998 @102
         1,000,000         Georgia Municipal Electric                  1,068,630
                           Authority, Power Revenue Series R,
                           7.40%, 01/01/2025,
                           Prerefunded 01/01/1999 @102
         1,400,000         New Jersey State Building Authority         1,532,258
                           Revenue, 9.875%, 02/01/2013,
                           Prerefunded 02/01/1999 @100
         4,000,000         Broward County School District,             4,268,240
                           Florida, 7.125%, 02/15/2008,
                           Prerefunded 02/15/1999 @102
         2,020,000         Fairfax County, Virginia Public             2,126,454
                           Improvement Series A,
                           6.25%, 04/01/2007,
                           Prerefunded 04/01/1999 @102
                                                                     -----------
Total Prerefunded/Escrowed (Cost $18,139,535)                         18,154,522
                                                                     -----------
--------------------------------------------------------------------------------
INSURED (Note A, p. 29):                                                  22.77%
--------------------------------------------------------------------------------
           500,000         Convention Center Authority of                502,785
                           Rhode Island Series A, MBIA,
                           8.90%, 05/15/1997
         1,240,000         San Antonio, Texas Water System             1,261,080
                           Revenue, FGIC, 5.60%, 05/15/1998
         1,000,000         Connecticut State Special Tax               1,010,260
                           Obligation Revenue, Transportation
                           Infrastructure Series A, FGIC,
                           5.10%, 06/01/1998
         2,000,000         Pennsylvania Intergovernmental              2,017,460
                           Cooperation Authority, Special
                           Tax Revenue, Philadelphia Funding
                           Project, FGIC, 5.00%, 06/15/1998
         2,575,000         Wisconsin State Transportation              2,598,922

                           Revenue Series A, FGIC,
                           5.00%, 07/01/1998
         1,000,000         Illinois State, FGIC,                       1,014,720
                           5.25%, 07/01/1998
         1,000,000         North Hudson Sewer Authority, New           1,008,770
                           Jersey, FGIC, 4.75%, 08/01/1998
         4,200,000         Dade County, Florida, Aviation              4,248,132
                           Revenue Series C, MBIA,
                           5.00%, 10/01/1998
         3,420,000         Wilmington, Delaware Series A,              3,470,103
                           MBIA, 5.00%, 10/01/1998
         1,600,000         Worcester, Massachusetts                    1,654,400
                           Municipal Purpose Series C, MBIA,
                           6.50%, 10/01/1998
         1,065,000         Montgomery County, Ohio Solid               1,076,534
                           Waste Revenue, MBIA,
                           5.00%, 11/01/1998
         1,000,000         New Orleans, Louisiana Water                1,022,240
                           Revenue, MBIA, 7.00%, 12/01/1998

--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
         1,655,000         Chatham County Hospital Authority         $ 1,669,994
                           Revenue, Georgia, AMBAC,
                           5.00%, 01/01/1999
         1,000,000         South Carolina State Budget &               1,004,800
                           Control Board Facilities Lease
                           Revenue, Columbia Mill
                           Building, MBIA, 4.75%, 02/01/1999
         1,445,000         Cypress-Fairbanks Independent School        1,463,019
                           District, Texas, PSF Guaranteed,
                           5.00%, 02/01/1999
         4,480,000         Platte River Power Authority,               4,534,567
                           Colorado Power Revenue Series DD,
                           MBIA, 5.00%, 06/01/1999
         1,170,000         Massachusetts Consolidated Loans            1,234,771
                           Series B, MBIA, 7.00%, 09/01/2000
         1,000,000         Lansing, Michigan Sewage Disposal           1,022,850
                           System Revenue, MBIA,
                           7.625%, 05/01/2006
         1,000,000         Reedy Creek Improvement District,           1,040,160
                           Florida Utility Revenue, MBIA,
                           AMT, 8.50%, 10/01/2009
                                                                     -----------
Total Insured (Cost $32,858,248)                                      32,855,567
                                                                     -----------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            38.66%
--------------------------------------------------------------------------------
State General Obligations: 10.33%
           850,000         Georgia State, 6.75%, 09/01/1997              860,948

         1,000,000         Illinois State, 5.00%, 11/01/1997           1,000,810
         1,300,000         Wisconsin State, 5.00%, 05/01/1998          1,312,298
           600,000         District of Columbia Series A-3,              597,018
                           4.45%, 06/01/1998
         1,000,000         Georgia State Series C,                     1,039,600
                           7.25%, 07/01/1998
         1,110,000         Minnesota State, 4.70%, 08/01/1998          1,121,178
         4,450,000         Alabama State, 5.70%, 09/01/1998            4,544,607
           475,000         District of Columbia Series C,                475,043
                           4.90%, 12/01/1998
         2,430,000         Georgia State Series A,                     2,497,870
                           5.80%, 03/01/1999
         1,060,000         Maryland State First Series,                1,088,715
                           6.50%, 05/15/1999
           370,000         District of Columbia Series A-3,              367,428
                           4.70%, 06/01/1999
                                                                     -----------
Total State General Obligations
(Cost $14,897,123)                                                    14,905,515
                                                                     -----------
Local General Obligations: 14.47%
           750,000         Detroit, Michigan, 5.80%, 05/01/1997          750,615
           500,000         Denver City & County School District          506,525
                           No. 1, Colorado Series B, Collateralized
                           Certificates, 6.00%, 12/01/1997
         3,145,000         Broward County School District,             3,227,147
                           Florida, 6.90%, 02/15/1998
         4,000,000         Shelby County, Tennessee Series A,          4,046,760
                           5.00%, 04/01/1998
--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
         1,575,000         Columbus, Ohio Series 1,                  $ 1,593,538
                           5.00%, 06/15/1998
         2,120,000         North Slope Boro, Alaska                    2,223,032
                           Series G, 8.35%, 06/30/1998
         1,250,000         Floyd County, Georgia,                      1,267,825
                           5.25%, 08/01/1998
         1,105,000         Atlanta, Georgia Airport Facilities         1,142,758
                           Revenue, AMT, 6.80%, 01/01/1999
         1,020,000         Northside Independent School                1,021,030
                           District, Texas Public Property Finance
                           Contractual Obligation, 4.50%, 02/15/1999
         1,745,000         Fort Worth, Texas Series A,                 1,778,452
                           5.50%, 03/01/1999
         1,055,000         Detroit, Michigan Series A,                 1,050,432
                           4.60%, 04/01/1999
         1,000,000         Burlington County, New Jersey,              1,021,540
                           5.20%, 10/01/1999
           725,000         Houston, Texas, 6.00%, 03/01/2000             740,624
           500,000         New York City Series G,                       504,885
                           5.70%, 02/01/2003
                                                                     -----------
Total Local General Obligations

(Cost $20,812,215)                                                    20,875,163
                                                                     -----------
Tax Lease: 8.34%
           285,000         New York State Energy Research &              285,000
                           Development Authority, Western
                           New York Nuclear Service Center
                           Series B, 5.00%, 04/01/1997
         1,000,000         New York State Energy Research &            1,000,000
                           Development Authority, Western
                           New York Nuclear Service Center
                           Project, 5.20%, 04/01/1997
           425,000         Philadelphia Hospitals & Higher               425,298
                           Education Facilities Authority,
                           Pennsylvania, Philmar Project,
                           5.00%, 08/01/1997
         1,010,000         Holdenville Industrial Authority,           1,010,040
                           Oklahoma Correctional Facility
                           Revenue, 4.95%, 07/01/1998
         1,000,000         Ohio State Building Authority,              1,010,740
                           Arts Facilities Building Fund
                           Series A, 5.00%, 10/01/1998
         1,780,000         Ohio State Building Authority,              1,797,070
                           Series A, 5.00%, 10/01/1998
         1,000,000         Ohio State Building Authority,              1,009,590
                           Series B, 5.00%, 10/01/1998
         4,450,000         Virginia State Public School Authority,     4,429,797
                           School Equipment Financing Notes
                           Issue IV, 4.20%, 04/01/1999
         1,000,000         New York State Dormitory Authority,         1,059,690
                           City University, 8.125%, 07/01/2008
                                                                     -----------
Total Tax Lease (Cost $12,078,108)                                    12,027,225
                                                                      ----------
Special Tax: 5.52%
           850,000         Arizona State Transportation Board            856,570
                           Tax Revenue, 7.30%, 07/01/1997

                           Schedule of Investment--Municipal Bond Portfolios  27

--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value
--------------------------------------------------------------------------------
         3,710,000         New Mexico State Severance Tax            $ 3,777,411
                           Series A, 5.375%, 07/01/1998
         2,150,000         New Jersey State Transportation             2,171,672
                           Trust Fund Authority, Transportation
                           Systems Series B, 5.00%, 06/15/1999
         1,000,000         Connecticut State Special Tax               1,158,850
                           Obligation Series A,
                           7.125%, 06/01/2010
                                                                     -----------
Total Special Tax (Cost $7,939,164)                                    7,964,503

                                                                     -----------
Total Tax Supported (Cost $55,726,610)                                55,772,406
                                                                     -----------
--------------------------------------------------------------------------------
REVENUE:                                                                  16.15%
--------------------------------------------------------------------------------
Electric Revenue: 4.98%
         1,480,000         San Antonio, Texas Electric & Gas           1,488,288
                           Revenue, 5.40%, 02/01/1998
         1,000,000         Washington Public Power Supply              1,005,780
                           System Revenue, Nuclear Project
                           No. 2 Series A, 5.10%, 07/01/1998
         3,625,000         Intermountain Power Agency, Utah            3,681,333
                           Power Supply Revenue,
                           6.75%, 07/01/1998
         1,000,000         North Carolina Eastern Municipal            1,002,900
                           Power Agency Series A,
                           5.00%, 01/01/1999
                                                                      ----------
Total Electric Revenue (Cost $7,193,172)                               7,178,301
                                                                      ----------
Health Care Revenue: 3.36%
           770,000         Missouri State Health &                       777,415
                           Educational Facilities Revenue,
                           Heartland Health System Project,
                           6.00%, 11/15/1997
           950,000         Philadelphia Hospitals & Higher               967,774
                           Education Facilities Authority,
                           Pennsylvania, Graduate Health
                           Systems Obligation,
                           6.70%, 07/01/1998
           685,000         Cumberland County, Pennsylvania               686,103
                           Municipal Authority Revenue,
                           5.50%, 11/15/1998
         1,000,000         Bell County, Texas Health Facilities,       1,057,230
                           Scott & White Memorial Hospital,
                           7.40%, 09/01/1999
         1,315,000         Ottumwa, Iowa Hospital Facility             1,356,278
                           Revenue, 9.625%, 11/01/2010
                                                                      ----------
Total Health Care Revenue
(Cost $4,859,406)                                                      4,844,800
                                                                      ----------
Higher Education Revenue: 1.43%
         1,000,000         Pennsylvania Higher Education               1,009,050
                           Facilities Authority, College &
                           University Revenue, University of
                           Pennsylvania Series A,
                           4.80%, 09/01/1998

28  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
      Principal Amount               Description                    Market Value

--------------------------------------------------------------------------------
         1,000,000         Georgetown University, District of        $ 1,053,390
                           Columbia Series A,
                           8.125%, 04/01/2008
                                                                     -----------
Total Higher Education Revenue (Cost $2,067,717)                       2,062,440
                                                                     -----------
Water/Sewer Revenue: 3.50%
         1,050,000         Philadelphia, Pennsylvania Water            1,048,950
                           and Wastewater Revenue,
                           4.75%, 06/15/1998
         3,960,000         Cobb County, Georgia Water &                3,998,689
                           Sewer Revenue, 5.00%, 07/01/1998
                                                                     -----------
Total Water/Sewer Revenue
(Cost $5,045,460)                                                      5,047,639
                                                                     -----------
Miscellaneous Revenue: 0.78%
         1,085,000         Tampa, Florida Capital Improvement          1,133,261
                           Revenue Series A,
                           8.25%, 10/01/2018
                                                                     -----------
Total Miscellaneous Revenue (Cost $1,131,952)                          1,133,261
                                                                     -----------
Industrial Development/Pollution
Control Revenue: 2.10%
         1,000,000         Hempstead Town Industrial                   1,021,180
                           Development Agency, New York,
                           7.40%, 12/01/2010
         1,905,000         Burke County Development Authority,         2,005,736
                           Georgia Pollution Control Revenue,
                           Georgia Power Company Vogtle
                           Project, AMT, 9.375%, 12/01/2017
                                                                     -----------
Total Industrial Development/Pollution
Control Revenue (Cost $3,022,796)                                      3,026,916
                                                                     -----------
Total Revenue (Cost $23,320,503)                                      23,293,357
                                                                     -----------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   2.45%
--------------------------------------------------------------------------------
Housing: 0.69%
         1,000,000         Maryland State Community                      998,160
                           Development Administration,
                           Multi-Family Housing
                           Revenue Series A,
                           Mandatory Put 11/01/1997 @100,
                           4.50%, 11/01/2007
                                                                     -----------
Total Housing (Cost $1,004,207)                                          998,160
                                                                     -----------
Student Loan: 1.76%
         1,000,000         New England Educational Loan                1,003,640

                           Marketing Corporation, Student
                           Loan Revenue Series C,
                           4.75%, 07/01/1998
         1,490,000         South Carolina State Education              1,528,531
                           Assistance Revenue, Student Loan
                           Authority, AMT, 6.10%, 09/01/1998
                                                                     -----------
Total Student Loan (Cost $2,528,488)                                   2,532,171
                                                                     -----------
Total Asset-Backed Securities (Cost $3,532,695)                        3,530,331
                                                                     -----------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $142,366,563)                      98.67%  $142,355,201
(Note B, below)
Cash and Other Assets, Less Liabilities                     1.33      1,914,292
                                                           ------  ------------
Net Assets (Equivalent to $12.50
per share based on 11,541,226
shares of capital stock outstanding)                      100.00%  $144,269,493
                                                          =======  ============
--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC--AMBAC Indemnity Corporation
     FGIC--Financial Guaranty Insurance Company
     MBIA--Municipal Bond Investors Assurance Corporation
     PSF Guaranteed--(Texas) Permanent School Funds
     Other abbreviations:
     AMT--Subject to Alternative Minimum Tax
(B)  At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.
(C)  Allocation of Portfolio net assets at March 31, 1997:
       Alabama                                           3.57%
       Alaska                                            1.54
       Arizona                                           1.29
       Colorado                                          3.49
       Connecticut                                       1.50
       Delaware                                          2.40
       Florida                                           9.65
       Georgia                                          11.52
       Illinois                                          1.40
       Indiana                                           0.42
       Iowa                                              0.94
       Louisiana                                         0.71
       Maryland                                          2.18
       Massachusetts                                     3.43
       Michigan                                          2.03
       Minnesota                                         1.64
       Missouri                                          0.54
       New Jersey                                        3.97
       New Mexico                                        2.62
       New York                                          2.68
       North Carolina                                    0.69
       Ohio                                              4.50

       Oklahoma                                          0.70
       Pennsylvania                                      4.27
       Rhode Island                                      0.35
       South Carolina                                    1.76
       Tennessee                                         2.80
       Texas                                             9.38
       Utah                                              2.55
       Virginia                                          4.54
       Washington                                        0.70
       Wisconsin                                         2.71
       District of Columbia                              1.73
       U.S. Treasury Obligations                         4.47
       Cash and Other Assets, Less Liabilities           1.33
                                                       -------
                  Total                                100.00%
                                                       =======

See Notes to Financial Statements.

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                           Bernstein Short Duration
                        California Municipal Portfolio
                          March 31, 1997 (unaudited)


-------------------------------------------------------------------------------
Principal Amount                     Description                 Market Value*
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS:                                                  6.40%
-------------------------------------------------------------------------------
Municipal Notes: 6.14%
   4,400,000             California State, Revenue                $ 4,406,996
                         Anticipation Notes Series A,
                         4.50%, 06/30/1997
     375,000             Hammond Sanitation District,                 374,666
                         Indiana, Bond Anticipation Notes,
                         6.50%, 07/15/1997
                                                                  -----------
     Total Municipal Notes (Cost $4,780,776)                        4,781,662
                                                                  -----------
     Tax Exempt Variable-Rate Demand Note: 0.26%
     200,000             Orange County Water District,                200,000
                         California Certificates of
                         Participation, Daily Floater,
                         Putable Daily, 3.65%, 08/15/2015
                                                                  -----------
     Total Tax Exempt Variable-Rate
     Demand Note (Cost $200,000)                                      200,000
                                                                  -----------
     Total Short-Term Investments
     (Cost $4,980,776)                                              4,981,662
                                                                  -----------
------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     5.73%
------------------------------------------------------------------------------
     500,000             5.00%, 01/31/1998                            495,625
   3,960,000             6.25%, 06/30/1998                          3,962,475
                                                                  -----------


Total U.S. Treasury Notes (Cost $4,473,392)                         4,458,100
                                                                  -----------

------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                   34.52%
------------------------------------------------------------------------------

   1,000,000             San Diego County Water Authority,          1,002,370
                         California Certificates of
                         Participation Series A,
                         6.85%, 05/01/1997,
                         Escrowed to Maturity
     500,000             San Jose Public Facilities                   511,560
                         Financing Corp., California
                         Certificates of Participation,
                         7.90%, 05/01/2010,
                         Prerefunded 05/01/1997 @102
   3,750,000             Los Angeles Unified School                 3,850,312
                         District, California Certificates
                         of Participation, 8.125%, 06/01/2008,
                         Prerefunded 06/01/1997 @102
   1,400,000             Santa Rosa Wastewater Service              1,441,622
                         Facilities District, California
                         Special Assessment,
                         7.80%, 07/02/2015,
                         Prerefunded 07/02/1997 @102

*See Note 1, page 28 in Notes to Financial Statements.

                       Schedule of Investments--Municipal Bond Portfolios    29

-------------------------------------------------------------------------------
Principal Amount                     Description                  Market Value
-------------------------------------------------------------------------------


   1,930,000      Sacramento-Yolo County Port                     $  2,023,914
                  District, California Series A,
                  8.30%, 12/01/2003,
                  Prerefunded 12/01/1997 @102
   1,000,000      Puerto Rico Aqueduct & Sewer                       1,055,900
                  Authority Revenue Series A,
                  7.00%, 07/01/2019,
                  Prerefunded 07/01/1998 @102
   2,670,000      Puerto Rico Aqueduct & Sewer                       2,847,315
                  Authority Revenue Series A,
                  7.875%, 07/01/2017,
                  Prerefunded 07/01/1998 @102
     750,000      Northern California Power Agency                     786,180
                  Series B, 8.00%, 07/01/2024,
                  Prerefunded 07/01/1998 @100
   3,855,000      Puerto Rico Highway Authority                      4,120,147

                  Revenue Series P,
                  8.125%, 07/01/2013,
                  Prerefunded 07/01/1998 @102
                  (Note A, p. 31)
   1,000,000      Los Angeles, California                            1,055,690
                  Wastewater System Revenue,
                  6.80%, 08/01/2019,
                  Prerefunded 08/01/1998 @102
   1,000,000      Sacramento Municipal Utility                       1,069,230
                  District, California Series V,
                  7.75%, 08/15/2003,
                  Prerefunded 08/15/1998 @102
   2,375,000      California Health Facilities Financing             2,542,366
                  Authority, 7.625%, 10/01/2015,
                  Prerefunded 10/01/1998 @102
   1,000,000      Contra Costa County Water                          1,070,470
                  District, California Revenue
                  Series B, 7.625%, 10/01/2018,
                  Prerefunded 10/01/1998 @102
   2,250,000      Goleta Sanitation & Water                          2,416,163
                  District, California Certificates
                  of Participation, 7.50%, 12/01/2012,
                  Prerefunded 12/01/1998 @102
   1,000,000      Los Angeles, California Wastewater                 1,067,500
                  System Revenue Series A,
                  7.10%, 02/01/2021,
                  Prerefunded 02/01/1999 @102
                                                                 --------------
Total Prerefunded/Escrowed (Cost $26,893,100)                       26,860,739
                                                                 -------------

-------------------------------------------------------------------------------
INSURED (Note B, p. 31):                                                 25.90%
--------------------------------------------------------------------------------
   1,375,000      Northern California Power Agency,                  1,393,947
                  Geothermal Project No. 3 Series B,
                  AMBAC, 5.00%, 07/01/1998
     805,000      Los Angeles County Metropolitan                      819,458
                  Transportation Authority, California
                  Sales Tax Revenue Series A, MBIA,
                  5.50%, 07/01/1998


30   Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report
-------------------------------------------------------------------------------
Principal Amount                Description                        Market Value
-------------------------------------------------------------------------------

   1,060,000      Los Angeles County Public Works                    1,059,968
                  Authority, California Lease Revenue
                  Series B, MBIA, 4.00%, 09/01/1998
     800,000      Capistrano Unified Public                            810,288
                  Financing Authority, California
                  Special Tax Revenue Series A,
                  AMBAC, 5.00%, 09/01/1998
   3,005,000      Modesto Irrigation District                        3,015,758
                  Financing Authority, California

                  Series A, MBIA, 4.25%, 10/01/1998
   2,000,000      Anaheim, California Electric                       2,014,360
                  Revenue, AMBAC, 4.50%, 10/01/1998
   1,325,000      Rancho Water District Financing                    1,375,098
                  Authority, California Revenue,
                  FGIC, 6.50%, 11/01/1998
     500,000      California Educational Facilities Authority          505,280
                  Revenue, Pepperdine University,
                  AMBAC, 4.875%, 01/15/1999
   2,260,000      Los Angeles County Board of                        2,268,114
                  Education, California Certificates
                  of Participation, Local Educational
                  Agencies, Pooled Capital Projects
                  Series A, MBIA, 4.50%, 03/01/1999
   2,300,000      Industry Urban Development Agency,                 2,304,439
                  California, MBIA, 4.50%, 05/01/1999
   2,800,000      MSR Public Power Agency, California,               2,856,140
                  San Juan Project Revenue Series G,
                  MBIA, 5.25%, 07/01/1999
   1,650,000      Los Angeles Convention & Exhibition                1,732,517
                  Center Authority, California Certificates
                  of Participation, AMBAC,
                  6.60%, 08/15/1999
                                                                 --------------
Total Insured (Cost $20,151,305)                                    20,155,367
                                                                 --------------

-------------------------------------------------------------------------------
TAX SUPPORTED:                                                           15.64%
--------------------------------------------------------------------------------
State General Obligations: 5.89%
     310,000      District of Columbia Series C,                       311,045
                  7.80%, 06/01/1997
   1,150,000      Puerto Rico Commonwealth,                          1,153,645
                  4.55%, 07/01/1998
   1,700,000      California State, 9.00%, 06/01/1999                1,861,925
   1,200,000      California State, Veteran Series AW,               1,258,128
                  AMT, 7.60%, 04/01/2007
                                                                 --------------
Total State General Obligations (Cost $4,515,720)                    4,584,743
                                                                 --------------
Tax Lease: 8.46%
   1,000,000      California State Public Works                      1,011,120
                  Board Lease Revenue Series A,
                  6.50%, 09/01/1997
     800,000      Puerto Rico Housing, Bank and                        800,496
                  Finance Agency, 4.375%, 12/01/1997

-------------------------------------------------------------------------------
Principal Amount                     Description                  Market Value
-------------------------------------------------------------------------------


     620,000      Shafter Joint Powers Financing                  $    620,093
                  Authority, California Lease
                  Revenue, Community Correctional
                  Facility Revenue Project A,
                  4.35%, 01/01/1998
   1,700,000      California State Public Works                      1,737,247
                  Board Lease Revenue, Community
                  Colleges Series A,
                  5.90%, 09/01/1998
   1,400,000      Los Angeles Municipal Improvement                  1,403,696
                  Corp., California Certificates of
                  Participation, 4.50%, 12/01/1998
   1,000,000      California State Public Works                      1,012,070
                  Board Lease Revenue, Community
                  Colleges Series A,
                  5.00%, 04/01/1999
                  (Note C, below)
                                                                  ------------
Total Tax Lease (Cost $6,561,081)                                    6,584,722
                                                                  ------------
Miscellaneous Tax: 1.29%
   1,000,000      Puerto Rico Municipal Finance                      1,001,570
                  Agency Series A, 4.80%, 07/01/1997
                                                                  ------------
Total Miscellaneous Tax
(Cost $998,769)                                                      1,001,570
                                                                  ------------

Total Tax Supported
(Cost $12,075,570)                                                  12,171,035
                                                                  ------------

------------------------------------------------------------------------------
REVENUE:                                                                 11.43%
-------------------------------------------------------------------------------
Higher Education Revenue: 6.72%
   2,900,000      California Educational Facilities                  2,945,530
                  Authority, Stanford University
                  Series M, 5.00%, 12/01/1998
   1,050,000      California Educational Facilities                  1,090,583
                  Authority, University of Southern
                  California Series A, 7.70%, 10/01/2000
   1,190,000      California Educational Facilities                  1,187,441
                  Authority, University of Southern
                  California, 4.35%, 10/01/2019
                                                                  ------------
Total Higher Education Revenue
(Cost $5,234,754)                                                    5,223,554
                                                                  ------------
Water/Sewer Revenue: 0.98%
     730,000      California State Department of                       764,237
                  Water Resources Series F,                       ------------
                  7.25%, 12/01/2002


Total Water/Sewer Revenue
(Cost $762,137)                                                        764,237
                                                                  ------------
-------------------------------------------------------------------------------
Principal Amount                   Description                     Market Value
-------------------------------------------------------------------------------

Industrial Development/Pollution
Control Revenue: 3.73%
   2,770,000      California Pollution Control                   $   2,902,295
                  Financing Authority, Pacific Gas
                  & Electric Co. Series B, AMT,
                  8.875%, 01/01/2010
                                                                  ------------
Total Industrial Development/Pollution
Control Revenue (Cost $2,905,053)                                    2,902,295
                                                                  ------------

Total Revenue (Cost $8,901,944)                                      8,890,086
                                                                  ------------

------------------------------------------------------------------------------
INVESTMENT SUMMARY
------------------------------------------------------------------------------
Total Investments (Cost $77,476,087)          99.62%              $ 77,516,989
(Note D, below)
Cash and Other Assets, Less Liabilities        0.38                    299,002
                                             -------              ------------
Net Assets (Equivalent to $12.51
per share based on 6,220,014
shares of capital stock outstanding)         100.00%              $ 77,815,991
                                             =======              ============
------------------------------------------------------------------------------
(A) $1,400,000 principal amount segregated as collateral for when-issued securities
(B) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    FGIC--Financial Guaranty Insurance Company
    MBIA--Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT--Subject to Alternative Minimum Tax
(C) When-issued security
(D) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                       Schedule of Investments--Municipal Bond Portfolios    31

                       Sanford C. Bernstein Fund, Inc.
                           Schedule of Investments
                           Bernstein Short Duration
                         New York Municipal Portfolio
                          March 31, 1997 (unaudited)
-------------------------------------------------------------------------------
Principal Amount                   Description                    Market Value*
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    7.04%
-------------------------------------------------------------------------------
Municipal Note: 0.39%
       300,000         Hammond Sanitation District,                $     299,733
                       Indiana, Bond Anticipation Notes,
                       6.50%, 07/15/1997
                                                                   -------------
Total Municipal Note (Cost $300,000)                                     299,733
                                                                   -------------
Tax Exempt Variable-Rate Demand Notes: 6.65%
     2,700,000         New York State Energy Research &                2,700,000
                       Development Authority, Pollution
                       Control Revenue, Niagara Mohawk
                       Power Series A, Daily Floater,
                       Putable Daily, 3.80%, 07/01/2015
       500,000         New York City, Daily Floater,                     500,000
                       Putable Daily, 3.85%, 08/01/2021
     1,900,000         New York State Energy Research &                1,900,000
                       Development Authority, Pollution
                       Control Revenue, Niagara Mohawk
                       Power Corp., Daily Floater, Putable
                       Daily, AMT, 3.85%, 12/01/2023
                                                                   -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $5,100,000)                                                      5,100,000
                                                                   -------------

Total Short-Term Investments (Cost $5,400,000)                         5,399,733
                                                                   -------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                      14.16%
-------------------------------------------------------------------------------
     7,000,000         6.25%, 06/30/1998                               7,004,375
       400,000         6.125%, 08/31/1998                                399,125
     3,500,000         5.625%, 11/30/1998                              3,460,695
                                                                   -------------
Total U.S. Treasury Notes (Cost $10,923,842)                          10,864,195
                                                                   -------------
-------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     23.75%
-------------------------------------------------------------------------------
       500,000         New York State Dormitory                          514,860
                       Authority, City University Series A,
                       AMBAC, 8.00%, 07/01/2007,

                       Prerefunded 07/01/1997 @102
     1,000,000         New York City Series D,                         1,034,680
                       8.50%, 08/01/2008,
                       Prerefunded 08/01/1997 @102
     1,000,000         New York State Medical Care                     1,034,650
                       Facilities, 8.00%, 02/15/2025,
                       Prerefunded 08/15/1997 @102
       550,000         New York City Series A,                           572,418
                       8.50%, 11/01/2008,
                       Prerefunded 11/01/1997 @101.50

*See Note 1, page 28 in Notes to Financial Statement.

32  Sanford C. Bernstein  Fund, Inc.--1997 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
     1,000,000         New York City Series A,                   $     1,040,760
                       8.50%, 11/01/2010,
                       Prerefunded 11/01/1997 @101.50
       720,000         New York State Urban Development                  752,868
                       Corp., Correctional Facilities
                       Series D, 7.50%, 01/01/2012,
                       Prerefunded 01/01/1998 @102
     1,920,000         New York State Medical Care Facilities          2,018,918
                       Finance Authority, 7.70%, 02/15/2018,
                       Prerefunded 02/15/1998 @102
     4,000,000         New York State Medical Care Facilities          4,224,520
                       Finance Authority, Hospital & Nursing
                       Home Series A, FHA, 8.30%, 02/15/2022,
                       Prerefunded 02/15/1998 @102
       500,000         MTA, New York Transit Facilities Service          533,005
                       Contract Series 2, 8.00%, 07/01/2018,
                       Prerefunded 07/01/1998 @102
     1,400,000         New York City Series I, FGIC,                   1,449,602
                       6.90%, 08/15/1998,
                       Escrowed to Maturity
     2,050,000         New York State Medical Care                     2,179,642
                       Facilities Finance Agency, Hospital &
                       Nursing Home Revenue, FHA,
                       8.00%, 02/15/2028,
                       Prerefunded 08/15/1998 @102
     2,750,000         Battery Park City Authority, New                2,861,678
                       York Revenue, 6.50%, 05/01/2020,
                       Prerefunded 05/01/1999 @100
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $18,291,071)                                                    18,217,601
                                                                   -------------
-------------------------------------------------------------------------------
INSURED (Note A, p. 34):                                                  20.89%
-------------------------------------------------------------------------------
       710,000         Suffolk County, New York Series A,                711,676

                       AMBAC, 4.50%, 08/01/1997
     1,300,000         Nassau County, New York Series P,               1,318,564
                       FGIC, 6.30%, 11/01/1997
     1,010,000         New York City Industrial                        1,019,595
                       Development Agency, USTA National
                       Tennis Center, FSA, 5.30%, 11/15/1997
       900,000         New York State Dormitory                          902,340
                       Authority, Montefiore Medical
                       Center, AMBAC, 4.50%, 02/01/1998
       945,000         Clarence Central School District,                 959,392
                       New York, FGIC, 5.25%, 06/01/1998
     1,115,000         Yonkers, New York Series C, AMBAC,              1,118,657
                       4.25%, 08/01/1998
     1,600,000         Suffolk County, New York Series D,              1,620,112
                       FGIC, 4.875%, 08/01/1998
       650,000         New York State Thruway Authority,                 658,060
                       General Revenue Series C, FGIC,
                       5.10%, 01/01/1999
     2,975,000         Hempstead Town, New York, AMBAC,                3,017,126
                       5.00%, 02/15/1999 (Note B, p. 34)

-------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
-------------------------------------------------------------------------------
     1,000,000         Geneva, New York Industrial               $     1,001,770
                       Development Agency, Civic Facilities
                       Revenue, AMBAC, 4.50%, 03/01/1999
     1,475,000         New York State Thruway Authority                1,475,826
                       Highway & Bridge Trust Fund
                       Series A, AMBAC, 4.50%, 04/01/1999
       700,000         Nassau County, New York Series T,                 714,350
                       FGIC, 5.125%, 09/01/1999
       590,000         New York State Dormitory Authority,               620,001
                       State University Series A, AMBAC,
                       6.00%, 07/01/2011
       835,000         Suffolk County, New York Waterworks               886,069
                       Authority Revenue, AMBAC,
                       7.375%, 06/01/2012
                                                                   -------------
Total Insured (Cost $16,031,759)                                      16,023,538
                                                                   -------------
-------------------------------------------------------------------------------
TAX SUPPORTED:                                                            23.64%
-------------------------------------------------------------------------------
State General Obligations: 2.48%
       275,000         District of Columbia Series C,                    275,927
                       7.80%, 06/01/1997
     1,600,000         New York State Series A,                        1,623,600
                       5.50%, 03/15/1998
                                                                   -------------
Total State General Obligations

(Cost $1,884,214)                                                      1,899,527
                                                                   -------------
Local General Obligations: 7.07%
       455,000         Onondaga County, New York,                        455,000
                       5.40%, 04/01/1997
       500,000         New York City, 7.20%, 10/01/1997                  507,480
     1,430,000         Oyster Bay, New York,                           1,439,738
                       4.80%, 12/01/1997
     1,000,000         Monroe County, New York                         1,004,290
                       Series E, 4.50%, 02/01/1999
     2,000,000         Monroe County, New York                         2,016,260
                       Series A, 4.75%, 03/01/1999
                                                                   -------------
Total Local General Obligations
(Cost $5,431,652)                                                      5,422,768
                                                                   -------------
Tax Lease: 4.06%
       300,000         New York State Energy Research &                  300,000
                       Development Authority, Western
                       New York Nuclear Service Center
                       Project, 5.20%, 04/01/1997
       570,000         New York State Dormitory Authority,               570,547
                       State University Series A,
                       4.75%, 07/01/1997
       705,000         Puerto Rico Housing, Bank and                     705,437
                       Finance Agency, 4.375%, 12/01/1997
       550,000         New York State Energy Research &                  551,529
                       Development Authority, Western
                       New York Nuclear Service Center
                       Project, 5.00%, 04/01/1998

-------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
-------------------------------------------------------------------------------
     1,000,000         New York State Dormitory Authority,          $    990,430
                       Mental Health Services Facilities
                       Series A, 4.40%, 02/15/1999
                                                                   -------------
Total Tax Lease (Cost $3,121,112)                                      3,117,943
                                                                   -------------

Special Tax: 10.03%
     1,365,000         New York State Local Government                 1,365,000
                       Assistance Corp. Series A,
                       5.50%, 04/01/1997
     1,000,000         MAC New York Series 59                          1,008,280
                       7.25%, 07/01/1997
     1,000,000         New York State Thruway Authority,               1,008,000
                       Highway & Bridge Trust Fund
                       Series B, 5.00%, 04/01/1998
     1,000,000         MAC New York Series G,                          1,005,830
                       4.50%, 07/01/1998
     1,100,000         New York State Local Government                 1,131,977
                       Assistance Corp. Series A,

                       6.00%, 04/01/1999
     1,145,000         MAC New York Series H,                          1,158,465
                       5.00%, 07/01/1999
     1,000,000         MAC New York Series I,                          1,011,760
                       5.00%, 07/01/1999 (Note C, p. 34)
                                                                   -------------
Total Special Tax (Cost $7,693,229)                                    7,689,312
                                                                   -------------
Total Tax Supported (Cost $18,130,207)                                18,129,550
                                                                   -------------
-------------------------------------------------------------------------------
REVENUE:                                                                  10.53%
-------------------------------------------------------------------------------
Health Care Revenue: 1.53%
       600,000         New York State Dormitory Authority,               600,168
                       Nyack Hospital Revenue,
                       4.65%, 07/01/1997
       550,000         New York State Dormitory                          574,552
                       Authority, Long Island Medical
                       Center, FHA, 7.75%, 08/15/2027
                                                                   -------------
Total Health Care Revenue (Cost $1,175,731)                            1,174,720
                                                                   -------------
Toll Revenue: 2.24%
     1,700,000         New York State Bridge Authority                 1,712,563
                       Revenue, 5.00%, 01/01/1999
                                                                   -------------
Total Toll Revenue (Cost $1,727,693)                                   1,712,563
                                                                   -------------

Water/Sewer Revenue: 4.96%
     2,250,000         New York State Environmental                    2,257,268
                       Facilities Corp., Pollution Control
                       Revenue, State Revolving Fund
                       Series E, 5.75%, 06/15/1997
     1,050,000         New York State Environmental                    1,045,443
                       Facilities Corp., Pollution
                       Control Revenue, State Revolving
                       Fund Series B, 3.55%, 02/15/1998


                         Schedule of Investments--Municipal Bond Portfolios  33

-------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
-------------------------------------------------------------------------------
       500,000         New York State Environmental                $     502,335
                       Facilities Corp., Pollution Control
                       Revenue, State Revolving Fund,
                       New York City Municipal Water

                       Finance Authority,
                       4.80%, 06/15/1998
                                                                   -------------
Total Water/Sewer Revenue (Cost $3,806,801)                            3,805,046
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 1.80%
       500,000         Hempstead Town Industrial                         510,000
                       Development Agency, New York,
                       7.375%, 12/01/2005
       840,000         New York State Energy Research &                  870,979
                       Development Authority, Electric
                       Facilities Revenue, Con Edison
                       Company Project Series A, AMT,
                       7.75%, 01/01/2024
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,378,837)                                      1,380,979
                                                                   -------------
Total Revenue (Cost $8,089,062)                                        8,073,308
                                                                   -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $76,865,941)                      100.01%   $76,707,925
(Note D, below)
Cash and Other Assets, Less Liabilities                    (0.01)       (10,972)
                                                          -------   ------------
Net Assets (Equivalent to $12.44
per share based on 6,166,012
shares of capital stock outstanding)                      100.00%   $76,696,953
                                                          =======   ============
-------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC--AMBAC Indemnity Corporation
    FGIC--Financial Guaranty Insurance Company
    FSA--Financial Security Assurance, Inc.
    Other abbreviations:
    AMT--Subject to Alternative Minimum Tax
    FHA--Federal Housing Administration
(B) $1,375,000 principal amount segregated as collateral for when-issued security
(C) When-issued security
(D) At March 31, 1997, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


34  Sanford C. Bernstein Fund, Inc.--1997 Semiannual Report


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